          As filed with the Securities and Exchange Commission on April 30, 2009
                                                             File Nos. 033-82648
                                                                        811-8696


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 18


                                     and/or



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 27


                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                               601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Depositor's Principal Executive Offices)



                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Variable Life Insurance Company
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                   ----------






It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on ____________ , 2009 pursuant to paragraph (a)(1) of Rule 485



If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                       Independence Suite Variable Annuity

                                                    Prospectus dated May 1, 2009


                                (JOHN HANCOCK LOGO)

                     Independence Preferred Variable Annuity
                       Independence 2000 Variable Annuity
                          Independence Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in the flexible Purchase Payment deferred combination fixed and variable annuity Contracts listed below that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO") or JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO"). These Contracts are no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract. In this Prospectus, "we," "us," "our," or "the Company" refers to the applicable issuer of the Contract. You, the Contract Owner, should refer to the first page of your Contract to determine which Contact you purchased.

This Prospectus describes the variable portion of the Contracts to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of the applicable Sub-Accounts of one of the following Separate Accounts, depending on which Contract you purchased:

        CONTRACT          JOHN HANCOCK                  JOHN HANCOCK                 JOHN HANCOCK
         ISSUER    VARIABLE ANNUITY ACCOUNT U    VARIABLE ANNUITY ACCOUNT I   VARIABLE ANNUITY ACCOUNT V
         JHLICO           Independence             Independence Preferred          Independence 2000
         JHVLICO                                   Independence Preferred          Independence 2000

We refer to John Hancock Variable Annuity Account U, John Hancock Variable Annuity Account V or John Hancock Variable Annuity Account I singly as a "Separate Account" and collectively as the "Separate Accounts." Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. Certain Variable Investment Options may not be available under a Contract.


JOHN HANCOCK TRUST                   JOHN HANCOCK TRUST
500 Index Trust B                    Mid Value Trust
Active Bond Trust                    Money Market Trust B
Blue Chip Growth Trust               Optimized All Cap Trust
Capital Appreciation Trust           Overseas Equity Trust
Equity-Income Trust                  Real Estate Securities Trust
Global Bond Trust                    Short-Term Bond Trust
High Yield Trust                     Small Cap Growth Trust
International Equity Index Trust B   Small Cap Value Trust
Lifestyle Balanced Trust             Total Bond Market Trust B
(formerly, "Managed Trust")
Mid Cap Stock Trust


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      JOHN HANCOCK LIFE INSURANCE COMPANY                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
 ANNUITIES SERVICE CENTER        MAILING ADDRESS        ANNUITIES SERVICE CENTER         MAILING ADDRESS
   164 Corporate Drive         Post Office Box 9505        164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505   Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
      (800) 824-0335           www.jhannuities.com           (800) 824-0335            www.jhannuities.com

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS ........................................................    1
II. OVERVIEW ........................................................................    3
III. FEE TABLES .....................................................................    5
   EXAMPLES .........................................................................    6
IV. BASIC INFORMATION ...............................................................    9
   WHAT IS THE CONTRACT? ............................................................    9
   WHO ISSUED MY CONTRACT? ..........................................................    9
   WHO OWNS THE CONTRACT? ...........................................................    9
   IS THE OWNER ALSO THE ANNUITANT? .................................................    9
   HOW CAN I INVEST MONEY IN A CONTRACT? ............................................    9
     Purchase Payments ..............................................................    9
     Initial Purchase Payment .......................................................    9
     Issue Date and Contract Year ...................................................    9
     Limits on Additional Purchase Payments .........................................   10
     Ways to Make Additional Purchase Payments ......................................   10
     Additional Purchase Payments by Wire ...........................................   10
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME? ............   10
   WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE? ...................................   11
   TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?...   11
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ..............................   11
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS? ...............................   12
     Allocation of Purchase Payments ................................................   12
     Procedure for Transferring Your Assets .........................................   12
     Transfers Among Investment Options .............................................   12
     Telephone and Electronic Transactions ..........................................   13
     Dollar-Cost Averaging Program ..................................................   14
     Special Transfer Services - Asset Rebalancing Program ..........................   14
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? .........................   15
     Asset-Based Charges ............................................................   15
     Annual Contract Fee ............................................................   15
     Premium Taxes ..................................................................   15
     Withdrawal Charge ..............................................................   16
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? .......................................   17
     Surrenders and Partial Withdrawals .............................................   17
     Signature Guarantee Requirements for Surrenders and Partial Withdrawals ........   18
     Nursing Home Waiver of Withdrawal Charge Rider .................................   18
     Systematic Withdrawal Plan .....................................................   18
     Telephone Withdrawals ..........................................................   18
   WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE? ...........   18
     Guaranteed Minimum Death Benefit ...............................................   18
   CAN I RETURN MY CONTRACT? ........................................................   20
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS ...........   21
   THE COMPANIES ....................................................................   21
   THE SEPARATE ACCOUNTS ............................................................   21
   THE PORTFOLIOS ...................................................................   22
VI. INFORMATION ABOUT THE FIXED INVESTMENT OPTION ...................................   26
VII. THE ACCUMULATION PERIOD ........................................................   27
   YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS ....................................   27
   VALUATION OF ACCUMULATION UNITS ..................................................   27
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ..................................   27
   YOUR VALUE IN THE FIXED INVESTMENT OPTION ........................................   27
VIII. THE ANNUITY PERIOD ............................................................   28
   MATURITY DATE ....................................................................   28
   CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS ......................................   28
   SELECTING AN ANNUITY OPTION ......................................................   28
   VARIABLE MONTHLY ANNUITY PAYMENTS ................................................   28
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ..................................   29
   ASSUMED INVESTMENT RATE ..........................................................   29
   FIXED MONTHLY ANNUITY PAYMENTS ...................................................   29
   ANNUITY OPTIONS ..................................................................   29
IX. FEDERAL TAX MATTERS .............................................................   31
   INTRODUCTION .....................................................................   31
   OUR TAX STATUS ...................................................................   31
   CHARITABLE REMAINDER TRUSTS ......................................................   31
   NONQUALIFIED CONTRACTS ...........................................................   31
     Undistributed Gains ............................................................   31
     Taxation of Annuity Payments ...................................................   31
     Surrenders, Withdrawals and Death Benefits .....................................   32
     Taxation of Death Benefit Proceeds .............................................   32
     Penalty Tax on Premature Distributions .........................................   33
     Exchanges of Annuity Contracts .................................................   33
     Puerto Rico Nonqualified Contracts .............................................   33
     Diversification Requirements ...................................................   33
   QUALIFIED CONTRACTS ..............................................................   34
     Penalty Tax on Premature Distributions .........................................   36
     Rollovers and Transfers ........................................................   36
     Withholding on Rollover Distributions ..........................................   37
     Section 403(b) Qualified Plans .................................................   37
     Loans ..........................................................................   38
     Puerto Rico Contracts Issued to Fund Retirement Plans ..........................   38
   SEE YOUR OWN TAX ADVISER .........................................................   38
X. OTHER INFORMATION ................................................................   39
   ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY .......................................   39
   WHO SHOULD HAVE PURCHASED A CONTRACT? ............................................   39
   BENEFICIARY ......................................................................   40
   SPOUSE ...........................................................................   40
   PERFORMANCE INFORMATION ..........................................................   40
   REPORTS ..........................................................................   41
   VOTING PRIVILEGES ................................................................   41
   CHANGES TO THE SEPARATE ACCOUNT ..................................................   41
   VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES ..............................   41
   DISTRIBUTION OF CONTRACTS ........................................................   41
   STATEMENTS OF ADDITIONAL INFORMATION .............................................   42
   FINANCIAL STATEMENTS .............................................................   45
APPENDIX A: EXAMPLE OF WITHDRAWAL CHARGE CALCULATION ................................   A-1
APPENDIX B: QUALIFIED PLAN TYPES ....................................................   B-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ..........................................   U-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.


1940 ACT:  The Investment Company Act of 1940, as amended.


ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.


ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner. The Beneficiary is as specified in the application, unless changed.


BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 pm Eastern Time.


CODE:  The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.

CONTRACT:  The Variable Annuity Contracts described by this Prospectus.

CONTRACT ANNIVERSARY:  The anniversary of the date the Contract was issued.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

GENERAL ACCOUNT: All of a Company's assets other than assets in its Separate Accounts or any other Separate Account that it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHLICO:  John Hancock Life Insurance Company.

JHVLICO:  John Hancock Variable Life Insurance Company.

MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.


NONQUALIFIED CONTRACTS:  A Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed.


PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS:  This Prospectus that describes interests in a Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by a Contract.

QUALIFIED CONTRACT:  A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

SEPARATE ACCOUNT: John Hancock Variable Annuity Account I, John Hancock Variable Annuity Account U, or John Hancock Variable Annuity Account V, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

SURRENDER VALUE: The total value of a Contract, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.


UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.


VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, some terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract. We disclose all material features and benefits of the Contracts in this Prospectus.


The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.

Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This product Prospectus reflects the status of the product as of the date of this Prospectus. This Prospectus contains information about different products. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you and whether you may elect any particular Investment Option.

The Variable Investment Options shown on the first page of this Prospectus are those available under the Contracts described in this Prospectus as of the date of this Prospectus. There may be Variable Investment Options that are not available to you. We may add, modify or delete Variable Investment Options in the future.

When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of the John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the "SEC." The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolio of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that prospectus before selecting any of the Variable Investment Options.


For amounts you don't wish to invest in a Variable Investment Option, you may be able to allocate these amounts to a Fixed Investment Option if permitted in your local jurisdiction. We invest the assets allocated to the Fixed Investment Option in our General Account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum.


In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.


SECTION 403(B) QUALIFIED PLANS. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

For more information regarding Section 403(b) Qualified Plans, please see Appendix B: "Qualified Plan Types," or you may request a copy of the Statement of Additional Information from the Annuities Service Center.



The Contracts were not available in all states. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES APPLICABLE TO BUYING, OWNING AND SURRENDERING AN INDEPENDENCE, INDEPENDENCE PREFERRED OR INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE FEES YOU WILL PAY WHEN YOU MAKE ADDITIONAL PURCHASES UNDER THE CONTRACT, CHARGES YOU WILL PAID WHEN YOU, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                      CONTRACT OWNER TRANSACTION EXPENSES(1)


                                                   INDEPENDENCE     INDEPENDENCE PREFERRED   INDEPENDENCE 2000
                                                 VARIABLE ANNUITY      VARIABLE ANNUITY      VARIABLE ANNUITY
MAXIMUM WITHDRAWAL CHARGE
(as % of amount withdrawn or surrendered) (2)

                 1st year                               8%                    8%                    7%
                 2nd year                               8%                    8%                    6%
                 3rd year                               8%                    8%                    5%
                 4th year                               7%                    7%                    4%
                 5th year                               7%                    7%                    3%
                 6th year                               6%                    6%                    2%
                 7th year                               6%                    6%                    1%
                Thereafter                              0%                    0%                    0%
Maximum transfer charge (3)                            N/A                   N/A                  $25


(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment.


(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

(3) This charge is not currently imposed, but we reserve the right to do so in the Contract. If we do, it will be taken upon each transfer into or out of any Investment Option beyond an annual limit of not less than 12.

THE SECOND TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.


                                                   INDEPENDENCE     INDEPENDENCE PREFERRED   INDEPENDENCE 2000
                                                 VARIABLE ANNUITY      VARIABLE ANNUITY      VARIABLE ANNUITY
Maximum Annual Contract Fee (4)                        $50                   $50                    $50
Current Annual Contract Fee (5)                        $30                   $30                    $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (6)

Mortality and Expense Risk Charge                     0.90%                 1.15%                  1.10%
Administrative Services Charge                        0.50%                 0.35%                  0.30%
Total Separate Account Annual Expenses                1.40%                 1.50%                  1.40%



(4)   This charge is not currently imposed.

(5) This charge applies only to Contracts of less than $10,000 during the Accumulation Period. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.

(6) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options.

THE THIRD TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                              MINIMUM  MAXIMUM
Range of expenses that are deducted from Portfolio assets, including    0.25%    1.14%
management fees, and other expenses

EXAMPLES

The following two examples are intended to help you compare the cost of investing in an Independence Variable Annuity, Independence Preferred Variable Annuity, or Independence 2000 Variable Annuity Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The first example assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MAXIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES


 INDEPENDENCE VARIABLE ANNUITY                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------   ------   -------   -------   --------
 If you surrender the Contract at the end of the
 applicable time period:                              $  985   $ 1,532   $ 2,015   $  2,957


 If you annuitize, or do not surrender the Contract
 at the end of the applicable time period:            $2,265   $   815   $ 1,392   $  2,957

 INDEPENDENCE PREFERRED VARIABLE ANNUITY              1 YEAR   3 YEARS   5 YEARS   10 YEARS


 If you surrender the Contract at the end of the
 applicable time period:                              $  994   $ 1,557   $ 2,056   $  3,038

 If you annuitize, or do not surrender the Contract
 at the end of the applicable time period:            $  274   $   840   $ 1,433   $  3,038

 INDEPENDENCE 2000 VARIABLE ANNUITY                   1 YEAR   3 YEARS   5 YEARS   10 YEARS


 If you surrender the Contract at the end of the
 applicable time period:                              $  899   $ 1,273   $ 1,675   $  2,990

 If you annuitize, or do not surrender the Contract
 at the end of the applicable time period:            $  269   $   825   $ 1,408   $  2,990



The next example also assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MINIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES

INDEPENDENCE VARIABLE ANNUITY                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                               $  893   $ 1,250   $ 1,543   $  2,009

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $  173   $   536   $   923   $  2,009

INDEPENDENCE PREFERRED VARIABLE ANNUITY               1 YEAR   3 YEARS   5 YEARS   10 YEARS


If you surrender the Contract at the end of the
applicable time period:                               $  902   $ 1,278   $ 1,590   $  2,105

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $  182   $   563   $   970   $  2,105

INDEPENDENCE 2000 VARIABLE ANNUITY                    1 YEAR   3 YEARS   5 YEARS   10 YEARS


If you surrender the Contract at the end of the
applicable time period:                               $  805   $   989   $ 1,199   $  2,030

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $  175   $   542   $   933   $  2,030

THE NEXT TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



PORTFOLIO ANNUAL EXPENSES (as a percentage of Portfolio average net assets for the fiscal year ended December 31, 2008, except as stated in the Notes that follow this table).



                                                     DISTRIBUTION
                                                     AND SERVICE                ACQUIRED     TOTAL ANNUAL   CONTRACTUAL       NET
                                                     (12B-1) FEES    OTHER   PORTFOLIO FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO/SERIES                     MANAGEMENT FEE                EXPENSES   AND EXPENSES    EXPENSES(1)  REIMBURSEMENT(2) EXPENSES
---------------------------------------------------  ------------  --------  -------------   ------------  --------------  ---------
500 INDEX B (3)
Series NAV                               0.47%          0.00%        0.03%        0.00%          0.50%          -0.25%       0.25%
ACTIVE BOND (4)
Series NAV                               0.60%          0.00%        0.04%        0.00%          0.64%           0.00%       0.64%
BLUE CHIP GROWTH(4), (5)
Series NAV                               0.81%          0.00%        0.04%        0.00%          0.85%           0.00%       0.85%
CAPITAL APPRECIATION (4)
Series NAV                               0.72%          0.00%        0.04%        0.00%          0.76%           0.00%       0.76%
EQUITY-INCOME (4), (5)
Series NAV                               0.81%          0.00%        0.05%        0.00%          0.86%           0.00%       0.86%
GLOBAL BOND (4), (6)
Series NAV                               0.70%          0.00%        0.10%        0.00%          0.80%           0.00%       0.80%
HIGH YIELD (4)
Series NAV                               0.66%          0.00%        0.06%        0.00%          0.72%           0.00%       0.72%
INTERNATIONAL EQUITY INDEX B (3), (7)
Series NAV                               0.53%          0.00%        0.06%        0.00%          0.59%          -0.24%       0.35%
LIFESTYLE BALANCED (8)
Series NAV                               0.04%          0.00%        0.03%        0.76%          0.83%           0.00%       0.83%
MID CAP STOCK (4)
Series NAV                               0.84%          0.00%        0.05%        0.00%          0.89%           0.00%       0.89%
MID VALUE(4), (5)
Series NAV                               0.98%          0.00%        0.10%        0.00%          1.08%           0.00%       1.08%
MONEY MARKET B (3)
Series NAV                               0.49%          0.00%        0.04%        0.00%          0.53%          -0.24%       0.29%
OPTIMIZED ALL CAP (4)
Series NAV                               0.68%          0.00%        0.06%        0.00%          0.74%           0.00%       0.74%
OVERSEAS EQUITY
Series NAV                               0.98%          0.00%        0.14%        0.00%          1.12%           0.00%       1.12%
REAL ESTATE SECURITIES (4)
Series NAV                               0.70%          0.00%        0.05%        0.00%          0.75%           0.00%       0.75%
SHORT-TERM BOND (4)
Series NAV                               0.59%          0.00%        0.07%        0.00%          0.66%           0.00%       0.66%
SMALL CAP GROWTH (4)
Series NAV                               1.06%          0.00%        0.08%        0.00%          1.14%           0.00%       1.14%
SMALL CAP VALUE (4)
Series NAV                               1.06%          0.00%        0.06%        0.00%          1.12%           0.00%       1.12%
TOTAL BOND MARKET B(3), (9)
Series NAV                               0.47%          0.00%        0.06%        0.00%          0.53%          -0.28%       0.25%

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.



(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.



(3) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.



(4) The Adviser has agreed to reduce its advisory fee for each class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.050% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of the Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT's business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.



(5) JHT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's Operating Expenses does not exceed its "Net Operating Expenses" as listed in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the Portfolio's average net assets) of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Portfolio will remain in effect until May 1, 2010 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.



(6) For Portfolios and series of Portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2008, expenses are estimated.



(7) T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following Portfolios of the Trust: Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Real Estate Equity Trust, Science & Technology Trust, Small Company Value Trust, and Spectrum Income Trust. This waiver is based on the combined average daily net assets of these Portfolios and the following Portfolios of John Hancock Trust II: Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Based on the combined average daily net assets of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) is as follows: 0.00% for the first $750 million, 5.0% for the next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Portfolio by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T. Rowe Price or the Adviser at any time.



(8) "Other expenses" reflects the estimated amount based on a contractual change in the custody agreement. This agreement went into effect on April 1, 2009.



(9) "Other expenses" reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.



(10) The "Total Operating Expenses" include fees and expenses which are less than 0.01% that were incurred indirectly by the Portfolios as a result of its investment in other investment companies (e.g. underlying Portfolios) (each, an "Acquired Portfolio"). The Total operating expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.



(11) "Other Expenses" does not include an interest expense which was charged in 2008. This expense is considered extraordinary and not anticipated in the future.

                              IV. Basic Information

WHAT IS THE CONTRACT?

The Contract is a deferred payment variable annuity Contract. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" Contract, the annuity payments will begin on a future date, called the Contract's "Maturity Date". Under a "Variable Annuity" Contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen.

WHO ISSUED MY CONTRACT?

Your Contract was issued either by JHLICO or JHVLICO. Please refer to your Contract for the name of the Company that issued your Contract. JHVLICO is not authorized to sell life insurance products in the State of New York.

WHO OWNS THE CONTRACT?


Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract will be the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.


IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any Annuity Option that commences during the Annuitant's lifetime. If permitted by your Contract, you may name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. If also permitted by your Contract, you may name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Purchase Payments


The Contracts described in this Prospectus are no longer available for sale, however, the minimum initial Purchase Payment requirements for the Contracts is outlined in the table below. The minimum Additional Purchase Payment into the Contracts is $50. Currently, we do not enforce any minimum Additional Purchase Payment amounts, but may do so in the future.



                                                                      INDEPENDENCE
                                                      INDEPENDENCE:    PREFERRED:    INDEPENDENCE 2000
                                                      -------------   ------------   ------------------
Minimum Initial Purchase Payment (Nonqualified):          $ 1,000       $ 5,000            $ 5,000
Minimum Initial Purchase Payment (IRA):                   $ 1,000       $ 1,000            $ 1,000
Minimum Initial Purchase Payment (other Qualified):       $ 1,000       $ 1,000            $    50
Minimum Initial Annuity Direct Deposit Program:               N/A           N/A            $   500
Minimum Additional Purchase Payments:                     $    50       $    50            $    50


Initial Purchase Payment


When we received your initial Purchase Payment and all necessary information at the Annuities Service Center we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within five Business Days, we either sent back your money or received your permission to keep it until we received all of the necessary information.


Issue Date and Contract Year

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was age 85 or older.

Limits on Additional Purchase Payments



You can make Purchase Payments of up to $500,000 (1,000,000 for Independence 2000 Contracts) in any one Contract Year ($100,000 into the Fixed Investment Option, after the initial Purchase Payment which could have been as much as $500,000). The total of all new Purchase Payments and transfers that you allocate to any one Variable Investment Option in any one Contract Year may not exceed $1,000,000 (except in the case of Independence Variable Annuity Contracts where the maximum amount you may transfer is $500,000). While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Annuitant's 85th birthday (85-1/2 for Independence Variable Annuity Contracts). We may waive any of these limits on Purchase Payments.


Ways to Make Additional Purchase Payments


Additional Purchase Payments made by check or money order must be:


      -     drawn on a U.S. bank;

      -     drawn in U.S. dollars; and

      -     made payable to "John Hancock" and sent to the Annuity Service
            Center.


We credit any Additional Purchase Payments to your Contract at the close of the Business Day in which we receive them at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.



We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the first page of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.


Additional Purchase Payments by Wire

You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.


HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?



Variable Investment Options



You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options, other than to Portfolios with balanced and diversified investment strategies (see "Portfolio Investment Objectives and Strategies" on page 23, should not be considered a diversified investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your registered representative.

Fixed Investment Options



Each Purchase Payment you allocate to the Fixed Investment Option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the Fixed Investment Option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a Variable Investment Option will be treated as a Purchase Payment.

Under current practice, we credit interest to amounts allocated to the Fixed Investment Option based on the size of the initial Purchase Payment, We credit a higher rate for initial Purchase Payments of $10,000 or more (and those over $10,000 or $25,000 or more for Independence 2000 only). The rate of interest credited on each amount varies based upon when that amount was allocated to the Fixed Investment Option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the Annuity Period, we make a series of Fixed Annuity or Variable Annuity payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.


You should carefully review the discussion under "VIII. The Annuity Period" for information about all of these choices you can make.



TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?



State Law Insurance Requirements



Insurance laws and regulations apply to us in every state in which our Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material features and benefits in this Prospectus.



Variations in Charges or Rates



We may vary the charges, durations of Fixed Investment Options, and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under "the "Variations in Charges or Rates for Eligible Classes" section of this Prospectus.


WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.


How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:


      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used, and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.


A 10% tax penalty applies in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59-1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



Special rules have waived minimum distribution requirements for calendar year 2009 (see "IX. Federal Tax Matters").

CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?

Allocation of Purchase Payments

When you applied for your Contract, you specified the Investment Options in which your Purchase Payments were allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of receipt of your request at the Annuities Service Center.


We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time during the accumulation period. For limits imposed during the annuity period, please see "Choosing Fixed or Variable Annuity Payments" in "VIII. The Annuity Period."


Procedure for Transferring Your Assets


You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center at the address shown on the first page. Your request should include:



      -     your name;



      -     daytime telephone number;



      -     Contract number;



      - the names of the Investment Options being transferred to and from each; and



      -     the amount of each transfer.



Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.


Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts held in one Investment Option to any other Investment Option. To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.


Although your Contract may impose restrictions on the maximum amount that may be transferred among the Variable Investment Options, we currently do not enforce these restrictions.

Currently, we do not impose a charge for transfer requests. For Independence 2000, the first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to impose a charge of up to $25 for any transfer beyond the annual limit.

We have adopted policies and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying Portfolio to increased investment portfolio transaction costs (affecting the value of the shares) and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of daytime trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Strategic Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (d) transfers made during the annuity period (these transfers are subject to a 30 day notice requirement, however, as described below). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period;

      -     restricting the dollar amount of transfers;

      - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail); and

      -     restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.


While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.


DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.

We impose additional restrictions that apply specifically to transfers involving the Fixed Investment Option. You may NOT:


      - transfer assets to or from the Fixed Investment Option during the Annuity Period;


      - transfer assets into the Fixed Investment Option on or within 30 days prior to your Contract's Maturity Date;

      - transfer or deposit (exclusive of the initial Purchase Payment) more than $100,000 into the Fixed Investment Option during a Contract Year;

      - make any transfers into the Fixed Investment Option within six months of a transfer out of the Fixed Investment Option; or


      - transfer out of the Fixed Investment Option more than once during a Contract Year and only within 10 days before or after the anniversary of your Contract's issuance ("Contract Anniversary").



In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.



Telephone and Electronic Transactions



If you complete a special authorization form, we will permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.



To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



      -     any loss or theft of your password; or



      -     any unauthorized use of your password.



We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.



All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.



Dollar-Cost Averaging Program

Under our Dollar Cost Averaging program, you may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:


      - You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;


      -     You may discontinue the program at any time;

      - The program automatically terminates when the Variable Investment Option from which we taking the transfers have been exhausted;

      - Automatic transfers to or from the Fixed Investment Option are not permitted.


We reserve the right to suspend, modify or terminate the program at any time.



Special Transfer Services - Asset Rebalancing Program



We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.



We will permit asset rebalancing only on the following time schedules:



      - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



      - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



      - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolios' prospectuses.

Asset-Based Charges

We deduct Separate Account expenses daily, as a percentage of average account value, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts, as follows:

   SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                                             INDEPENDENCE    INDEPENDENCE PREFERRED  INDEPENDENCE 2000
                                           VARIABLE ANNUITY     VARIABLE ANNUITY      VARIABLE ANNUITY
                                           ----------------  ----------------------  -----------------
Mortality and Expense Risk Charge               0.90%                 1.15%                1.10%
Administrative Services Charge                  0.50%                 0.35%                0.30%
Total Separate Account Annual Expenses          1.40%                 1.50%                1.40%

These charges do not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.

In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Annual Contract Fee

We currently deduct a $30 annual Contract fee at the end of each Contract Year if the Contract has a total value of less than $10,000. We also deduct the annual Contract fee if you surrender your Contract before then. We take the deduction proportionally from each Investment Option you are then using. We will not deduct, however, any portion of the annual Contract fee from the Fixed Investment Option if such deduction would result in an accumulation of amounts allocated to the Fixed Investment Option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the Contract fee proportionately from the other Investment Options you are using. We reserve the right to increase the annual Contract fee to $50.

Premium Taxes


We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                PREMIUM TAX RATE(1)
STATE OR      QUALIFIED   NONQUALIFIED
TERRITORY     CONTRACTS    CONTRACTS
-----------   ---------   ------------
CA              0.50%        2.35%
GUAM            4.00%        4.00%
ME(2)           0.00%        2.00%
NV              0.00%        3.50%
PR              1.00%        1.00%
SD(2)           0.00%        1.25%(3)
TX(4)           0.04%        0.04%
WV              1.00%        1.00%
WY              0.00%        1.00%



(1)   Based on the state of residence at the time the tax is assessed.



(2)   We pay premium tax upon receipt of Purchase Payment.



(3)   0.80% on Purchase Payments in excess of $500,000.



(4)   Referred to as a "maintenance" tax.


Withdrawal Charge


If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date (a partial withdrawal) or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date (a total withdrawal or surrender), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the Contracts, including commissions paid and other distribution costs.


HERE'S HOW WE DETERMINE THE CHARGE: In any Contract Year, you may withdraw up to 10% of the total value of your Contract (computed as of the beginning of the Contract Year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge on any amount of the excess that we attribute to Purchase Payments you made within seven years of the date of the withdrawal or surrender.

The withdrawal charge percentage depends upon the type of Contract you purchased and the number of years that have elapsed from the date you paid the Purchase Payment to the date of its withdrawal, as follows:

                                               INDEPENDENCE    INDEPENDENCE PREFERRED  INDEPENDENCE 2000
                                             VARIABLE ANNUITY     VARIABLE ANNUITY      VARIABLE ANNUITY
                                             ----------------  ----------------------  -----------------
MAXIMUM WITHDRAWAL CHARGE(1)
(as % of amount withdrawn or surrendered)
    1st year                                        8%                   8%                    7%
    2nd year                                        8%                   8%                    6%
    3rd year                                        8%                   8%                    5%
    4th year                                        7%                   7%                    4%
    5th year                                        7%                   7%                    3%
    6th year                                        6%                   6%                    2%
    7th year                                        6%                   6%                    1%
    Thereafter                                      0%                   0%                    0%

(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures, that Purchase Payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual Contract charge to have been withdrawals of Purchase Payments (which means that no withdrawal charge will ever be paid on those amounts). The amount of any withdrawal that exceeds any remaining Purchase Payments that have not already been considered as withdrawn will not be subject to any withdrawal charge.

HERE'S HOW WE DEDUCT THE WITHDRAWAL CHARGE: We deduct the withdrawal charge proportionally from each Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from the Growth & Income Variable Investment Option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient Surrender Value to pay the entire charge, we will pay you no more than the Surrender Value.

You will find examples of how we compute the withdrawal charge in Appendix A to this Prospectus.

WHEN WITHDRAWAL CHARGES DON'T APPLY: We don't assess a withdrawal charge in the following situations:

      - on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;

      - on certain withdrawals if you meet the requirement of the nursing home waiver rider (only available on Independence 2000 Variable Annuity Contracts);

      - on amounts withdrawn to satisfy the minimum distribution requirements for Qualified Plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your Contract's Maturity Date, if the Annuitant is living, you may:

      -     surrender your Contract for a cash payment of its Surrender Value;
            or

      -     make a partial withdrawal of the Surrender Value.

The Surrender Value of a Contract is the total value of a Contract, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.


Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "IX. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59-1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.


We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a partial withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.

Without our prior approval, you may not make a partial withdrawal:

      - for an amount less than $100 ($250 for Independence Variable Annuity Contracts); or

      - if the remaining total value of your Contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your Contract if the value of your Contract becomes zero.


Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.


You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option.


We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:



      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);



      -     trading on the New York Stock Exchange is restricted;



      - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or



      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.



IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to taxes and any applicable withdrawal charges.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "IX. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see "IX Federal Tax Matters" and the section titled "Qualified Plan Types" in the Statement of Additional Information).


Signature Guarantee Requirements for Surrenders and Partial Withdrawals

(Not Applicable to Contracts Issued in New Jersey)


We may require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

      - You are requesting that we mail the amount withdrawn to an alternate address; or

      - You have changed your address within 30 days of the withdrawal request; or


      - You are requesting a withdrawal in the amount of $250,000 or greater.


We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Nursing Home Waiver of Withdrawal Charge Rider
(Available on Independence 2000 Variable Annuity Contracts only)

If you own an Independence 2000 Contract and if permitted by your state, you may have a nursing home waiver of withdrawal charge benefit. Under this benefit, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:

      - you become confined to a nursing home beginning at least 90 days after we issue your Contract and prior to the Contract's Maturity Date;

      - you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care;

      - we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility;

      -     your confinement is prescribed by a doctor and medically necessary.

This benefit was not available at application if:

      -     you were older than 74 years at application; or

      -     if you were confined to a nursing home within the past two years.

For a more complete description of the terms and conditions of this benefit, you should refer directly to your Contract.

Systematic Withdrawal Plan


Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the Contract Value. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of my Investment in the Contract Change over Time?" and "What Fees and Charges will be Deducted from my Contract?" The same tax consequences also generally will apply.



You may cancel the systematic withdrawal plan at any time.



We reserve the right to modify the terms or conditions of the plan at any time without prior notice.


Telephone Withdrawals


If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Electronic Transactions" in this Prospectus.


WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?

Guaranteed Minimum Death Benefit


INDEPENDENCE VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit. If the death occurs before the Contract anniversary nearest the Annuitant's 75th birthday, we will pay the greater of:


      -     the total value of your Contract; or

      - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

If the death occurs on or after the Contract anniversary nearest the Annuitant's 75th birthday, we will pay an amount equal to the total value of your Contract.

INDEPENDENCE PREFERRED VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit that is the greatest of:

      -     the total value of your Contract; or

      - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges; or

      - in states where permitted by law, the "highest total value" of your Contract as of any third interval anniversary of your Contract to date (preceding the anniversary nearest the Annuitant's 81st birthday), plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We calculate the "highest total value" as follows: On the third anniversary of your Contract (and every third anniversary thereafter until the anniversary closest to the Annuitant's 81st birthday), we compute the total value of your Contract adjusting for Purchase Payments and partial withdrawals since that anniversary. We compare that amount to the amounts described in the first two bullets. The greatest of these three amounts forms a minimum that may increase on subsequent third interval anniversaries with favorable investment performance and Additional Purchase Payments but will never decrease unless partial withdrawals are taken.

INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACTS. If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit, that is the greatest of:

      -     the total value of your Contract; or

      - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges; or

      - in states where permitted, the highest total value of your Contract as of any "fifth interval anniversary" of your Contract to date, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We calculate the "highest total value" as follows: On each "fifth interval anniversary" of your Contract, we compute the total value of your Contract adjusting for Purchase Payments and partial withdrawals since that anniversary. We compare that amount to the amounts described in the first two bullets. The greatest of these three amounts forms a minimum which may increase on subsequent fifth interval anniversaries with favorable investment performance and Additional Purchase Payments but will never decrease unless partial withdrawals are taken.

To determine any "fifth interval anniversary" of your Contract, we count only those anniversaries that occur:


      -     BEFORE we receive proof of the Annuitant's death; and


      -     BEFORE the Annuitant attains age 81.


The initial "fifth interval anniversary" is the fifth anniversary of your Contract if the Annuitant is less than age 81 at that time.



We calculate the death benefit as of the day we receive, at the Annuities Service Center:


      -     proof of the Annuitant's death; and

      -     the required instructions as to method of settlement.

ALL CONTRACTS. Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the Beneficiary you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election.


Distribution Requirements Following Death of Owner



If you did not purchase your Contract under a Qualified Plan, the Code requires that the following distribution provisions apply if you die. In most cases, these provisions do not cause a problem if you are also the Annuitant under your Contract. If you have designated someone other than yourself as the Annuitant, however, your heirs will have less discretion than you would have had in determining when and how the Contract's value would be paid out.



The Code imposes very similar distribution requirements on Contracts used to fund Qualified Plans. We provide the required provisions for Qualified Plans in separate disclosures and endorsements.



Notice of the death of an Owner or Annuitant should be furnished promptly to the John Hancock Annuities Service Center.



If you die before annuity payments have begun:



      - if the Contract's designated Beneficiary is your surviving spouse who falls within the definition of "spouse" under the federal Defense of Marriage Act, your spouse may continue the Contract as the new Owner without triggering adverse federal tax consequences. See "X. Other Information - Spouse";

      - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in the Contract on the date of your death must be:



            -     paid out in full within five years of your death; or



            - applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.



If you are the last surviving Annuitant, as well as the Owner, the entire interest in the Contract on the date of your death equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the entire interest equals:



      - the Surrender Value if paid out in full within five years of your death; or



      - the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.



If you die on or after annuity payments have begun:



      - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.



We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Delay of Certain Payments" in the Statement of Additional Information). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.


You can find more information about optional methods of settlement under "Annuity Options."

CAN I RETURN MY CONTRACT?

When you purchased your Contract you had the right to cancel your Contract within 10 days (or longer in some states) after the date you received it. If you decided to return your Contract you would have delivered or mailed it to John Hancock or to the John Hancock representative who delivered the Contract to you.


In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you had paid, if that amount were higher. The date of cancellation would have been the date we received the Contract.

   V. General Information about Us, the Separate Accounts and the Portfolios

THE COMPANIES

Your Contract was issued by either John Hancock Life Insurance Company ("JHLICO") or John Hancock Variable Life Insurance Company ("JHVLICO"). Please refer to your Contract to determine which Company issued your Contract.

JHLICO and JHVLICO are indirect wholly-owned subsidiaries of John Hancock Financial Services, Inc., whose ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries are collectively known as "Manulife Financial".

JHVLICO is a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. JHVLICO also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815. JHVLICO is authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. JHVLICO is a wholly-owned subsidiary of JHLICO.


JHLICO (formerly known as John Hancock Mutual Life Insurance Company, and chartered in Massachusetts in 1862) is a Massachusetts stock life insurance company that "demutualized" and changed its name to John Hancock Life Insurance Company on February 1, 2000. As part of the demutualization process, JHLICO became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of MFC. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. JHLICO is located at at 601 Congress Street, Boston, Massachusetts 02210. JHLICO also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815. JHLICO is authorized to transact a life insurance and annuity business in all states and the District of Columbia.






On July 29, 2008, the Board of Directors of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") unanimously voted to authorize the company to enter into an agreement to merge with two of its affiliates, JHLICO and JHVLICO. The Merger Agreement, which has also been authorized by the Boards of Directors of JHLICO and JHVLICO, is subject to the applicable regulatory approvals for insurance regulators in Massachusetts and Michigan and in the other jurisdictions where the companies are licensed. The Merger Agreement, if approved, will become effective in 2009 or such other time as may be agreed by the parties. Pursuant to the terms of the Merger Agreement, JHLICO and JHVLICO would cease to exist, and the companies' assets and obligations would be assumed by John Hancock USA.



RATING AGENCIES, ENDORSEMENTS AND COMPARISONS. We are ranked and rated by independent financial rating services, including Moody's Investors Service, Inc., Standard & Poor's Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts.



We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:



      - other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;



      - the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;



      -     various indices that are unmanaged;



      - currently taxable and tax deferred investment programs, based on selected tax brackets.



Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.






THE SEPARATE ACCOUNTS


You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of the following Separate Accounts, depending on the Contract you purchased: John Hancock Variable Annuity Account U, John Hancock Variable Annuity Account I, or John Hancock Variable Annuity Account V (Collectively, the "Separate Accounts"). Please refer to your Contract. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio).

We established the above Separate Accounts under Massachusetts law. Each Separate Account's assets, including the Portfolios' shares, belong to the respective Company that established the Separate Account. Each Company's Contracts provide that amounts held in its Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against that Company.

The income, gains and losses, whether or not realized, from assets of each Separate Account are credited to or charged against that Separate Account without regard to our other income, gains, or losses. Nevertheless, all obligations arising under the respective Company's Contracts are general corporate obligations of that Company. Assets of our Separate Accounts may not be charged with liabilities arising out of any of our other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


The Separate Accounts are registered as unit investment trusts under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in NAV shares of a corresponding Portfolio of John Hancock Trust.


THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension, retirement or college savings plans.


Investment Management

The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses


The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.


The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.



Fund-of-Funds



The John Hancock Trust's Lifestyle Balanced Trust is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for the John Hancock Trust's Lifestyle Balanced Trust contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks.


Portfolio Investment Objective and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


                               JOHN HANCOCK TRUST
 We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



CAPITAL GUARDIAN TRUST COMPANY
   Overseas Equity Trust                        Seeks long-term capital appreciation. To do this, the
                                                Portfolio invests at least 80% of its net assets in equity securities of a diversified mix of large established and
                                                medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

DECLARATION MANAGEMENT & RESEARCH LLC
   Active Bond Trust (1)                        Seeks income and capital appreciation. To do this, the
                                                Portfolio invests at least 80% of its net assets in a
                                                diversified mix of debt securities and instruments with
                                                maturity durations of approximately 4 to 6 years.

   Total Bond Market Trust B                    Seeks to track the performance of the Barclays Capital U.S.
                                                Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least
                                                80% of its net assets in securities listed in the Barclays
                                                Capital U.S. Aggregate Bond Index.

   Short-Term Bond Trust                        Seeks income and capital appreciation. To do this, the
                                                Portfolio invests at least 80% of its net assets in a
                                                diversified mix of debt securities and instruments with an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Portfolio's net assets will be invested in high yield bonds.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
   Real Estate Securities Trust(2)              Seeks to achieve a combination of long-term capital
                                                appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

                               JOHN HANCOCK TRUST
We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.




JENNISON ASSOCIATES LLC
   Capital Appreciation Trust                   Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that are attractively valued and have above-average growth prospects.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust B                            Seeks to approximate the aggregate total return of a
                                                broad-based U.S. domestic equity market index. To do this, the
                                                Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500(R) index and securities that as a group will behave in a manner similar to the index. (3)

   Lifestyle Balanced Trust (4)                 Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                                capital. The Portfolio operates as a fund-of-funds and
                                                normally invests approximately 40% of its assets in underlying
                                                Portfolios which invest primarily in fixed income securities, and approximately 60% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Money Market Trust B                         Seeks to obtain maximum current income consistent with
                                                preservation of principal and liquidity. To do this, the
                                                Portfolio invests in high quality, U.S. dollar denominated money market instruments.
                                                Note: The returns of a Money Market Subaccount in your
                                                Contract may become extremely low or possibly negative if the interest rates earned by the underlying Money Market Portfolio are not sufficient to offset Contract expense deductions.

   Optimized All Cap Trust                      Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity securities of
                                                large-, mid- and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                            Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the
                                                Portfolio invests at least 80% of its net assets in fixed
                                                income instruments that are economically tied to at least
                                                three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such
                                                securities.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index Trust B           Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries. To do this, the
                                                Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country
                                                World Excluding U.S. Index,(5) or American Depository Receipts
                                                or Global Depository Receipts representing such securities.

                               JOHN HANCOCK TRUST
We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.




T. ROWE PRICE ASSOCIATES, INC.
      Blue Chip Growth Trust                          Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least
                                                      80% of its net assets in the common stocks of large and
                                                      medium-sized blue chip growth companies that are well established in their industries.


      Equity-Income Trust                             Seeks to provide substantial dividend income and also long-term
      (successor to Classic Value Trust)              growth of capital. To do this, the Portfolio invests at least 80%
                                                      of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.


      Mid Value Trust                                 Seek long-term capital appreciation. To do this, the Portfolio
      (successor to Mid Cap Value Trust)              invests at least 80% of its net assets in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

WELLINGTON MANAGEMENT COMPANY, LLP
      Mid Cap Stock Trust                             Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

      Small Cap Growth Trust                          Seeks long-term capital appreciation. To do this, the Portfolio
      (successor to Emerging Growth Trust and Small   invests at least 80% of its net assets in small-cap companies that
      Cap Trust)                                      are believed to offer above-average potential for growth in revenues and earnings.

WESTERN ASSET MANAGEMENT COMPANY
      High Yield Trust (6)                            Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and
                                                      U.S. Government and foreign securities.



(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.

(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.

(3) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the mid cap range for S&P 500(R) was from $224 million to $337.87 billion, and for the S&P MidCap 400(R), was $42 million to $4.6 billion.

(4) Deutsche Asset Management Americas, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.

(5) "MSCI All Country World ex-USA IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the market capitalization range of the Index was $199 million to $176 billion.


(6) High Yield Trust is sub-subadvised by Western Asset Management Company Limited.

                VI. Information About the Fixed Investment Option


IN GENERAL

All of JHVLICO's general assets support its obligations under the Fixed Investment Option (as well as all of its other obligations and liabilities). We invest the assets of the Fixed Investment Option in our General Account. You have no interest in or preferential claim on any of the assets held in our General Account. The investments we purchase with amounts you allocate to the Fixed Investment Option belong to us and we bear all the investment risk on that money as long as it is in this option. You will earn interest at the applicable ownership rate of return even if we experience an investment loss on the assets allocated to this option; any favorable investment performance on these assets, however, belongs to us.

Because of exemptive and exclusionary provisions, interests in the Fixed Investment Option have not been registered under the Securities Act of 1933. We have been advised that the SEC staff has not reviewed the disclosure in this Prospectus relating to the Fixed Investment Option. Disclosure regarding the Fixed Investment Option is, however, subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.

HOW THE FIXED INVESTMENT OPTION WORKS

Each Purchase Payment you allocate to the Fixed Investment Option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the Fixed Investment Option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a Variable Investment Option will be treated as a Purchase Payment.

Under current practice, we credit interest to amounts allocated to the Fixed Investment Option based on the size of the initial Purchase Payment. We credit a higher rate for initial Purchase Payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the Fixed Investment Option.

                          VII. The Accumulation Period


YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction

                                   DIVIDED BY

                value of one accumulation unit for the applicable
                 Variable Investment Option at the time of such
                                   transaction

The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option (see "Variable Investment Option valuation procedures").

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

                  number of accumulation units in the Variable
                               Investment Options


                                  MULTIPLIED BY


                value of one accumulation unit for the applicable
                     Variable Investment Option at that time


VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the accumulation unit value will be the same as the value at the close of the next following Business Day.


YOUR VALUE IN THE FIXED INVESTMENT OPTION

On any date, the total value of your Contract in the Fixed Investment Option equals:

      - the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option; MINUS

      - the amount of any withdrawals or transfers paid out of the Fixed Investment Option; PLUS

      - interest compounded daily on any amounts in the Fixed Investment Option at the effective annual rate of interest we have declared; MINUS

      - the amount of any charges and fees deducted from the Fixed Investment Option.

                            VIII. The Annuity Period


MATURITY DATE

Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

      - at least 6 months after the date the first Purchase Payment is applied to your Contract; and

      -     no later than the maximum age specified in your Contract.


Subject always to these requirements, you may subsequently change the Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "IX. Federal Tax Matters"). The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date. In the case of Independence Variable Annuity Contracts, if you purchased your Contract in Washington, you cannot change the Maturity Date.



NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.


CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the annuity period, the total value of your Contract must be allocated to no more than four Investment Options. During the annuity period, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.

We will generally apply (1) amounts allocated to the Fixed Investment Option as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values, pro-rata based on the amount of the total value of your Contract that you have in each.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION


Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period (discussed under "Annuity Options".)


Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is less than $5,000, Option A - "Life Annuity with Payments for a Guaranteed Period" for the 10 year period will apply, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.

If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total Surrender Value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if


      -     you have not made an election prior to the Annuitant's death;

      - the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

      - the Beneficiary notifies us of the election prior to the date the proceeds become payable.


If permitted by your Contract, you may also elect to have the Surrender Value of your Contract applied to an Annuity Option at the time of full surrender if your Contract has been outstanding for at least 6 months. If the total value of your Contract, at death or surrender, is less than $5,000, no Annuity Option will be available.

VARIABLE MONTHLY ANNUITY PAYMENTS


During the Annuity Period, the Contract Value must be allocated to no more than four Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than four Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract Value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the four Investment Options with the largest values, pro-rata based on the amount of the Contract Value that you have in each.


We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent Variable Annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:


      - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments;



      - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one;



      - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.



VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and Annuity Unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the Annuity Unit value will be the same as the value at the close of the next following Business Day.


ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3-1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial Variable Annuity payment will also be higher. Eventually, however, the monthly Variable Annuity payments may be smaller than if you had elected a lower assumed investment rate.

FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the Fixed Annuity Option as of the Maturity Date. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of:

      - the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or

      - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law).

ANNUITY OPTIONS

Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.

Two basic Annuity Options are available:

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD. We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the Fixed Investment Option to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE. We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

For Independence Preferred Variable Annuity and Independence 2000 Variable Annuity Contracts:

If the payee is more than 85 years old on the Maturity Date, the following two options are not available:

      - Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period; and

      -     Option B: "Life Annuity without Further Payment on the Death of
            Payee".

                             IX. Federal Tax Matters


INTRODUCTION


The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)



CHARITABLE REMAINDER TRUSTS



This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.



NONQUALIFIED CONTRACTS


(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. (A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.)


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment, until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity Nonqualified contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

      - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:


      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - attributable to the Contract Owner becoming disabled (as defined in the tax law);

      - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

      - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

      -     made under a single-premium immediate annuity contract; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



Exchanges of Annuity Contracts



We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may not exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit.) If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includable in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange. You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.



Puerto Rico Nonqualified Contracts



IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.


Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan, including IRAs)


The Contracts are also available for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus and in the Statement of Additional Information, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Required Minimum Distributions



Treasury Regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.



TEMPORARY WAIVER OF RMDS FOR 2009. On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. The Act provides a temporary waiver from required minimum distribution (RMD) rules in 2009 for certain tax-qualified retirement plans (including IRAs). You will need to notify us if you wish to suspend systematic withdrawals of RMD amounts under a Contract intended for use with a tax-qualified retirement plan (including an IRA).



Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans and employer-provided "defined contribution" retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to lifetime distributions to employees and IRA owners and after-death distributions to beneficiaries.



In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.



If the five year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.



The Act does not change:



      - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs, if not made during 2008, by April 1, 2009; and



      -     any RMD for calendar years after 2009.



In the case of an employer-provided plan, the Act also provides that if a plan makes a distribution in 2009 that is an "eligible rollover distribution" (but would have been an RMD if not for the Act's waiver of 2009 requirements), the plan may, but is not required to, offer an employee the ability to make a direct rollover of that amount and provide the employee with a written explanation of the requirement. If the employee elects to receive the distribution, the distribution is not subject to mandatory 20% federal income tax withholding.



Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.



You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax; (ii) may reduce the death benefit and other optional benefits; and
(iii) may cancel your eligibility to earn a Credit under the provisions of your guaranteed minimum withdrawal benefit Rider during any Contract Year in which you receive a payment under the systematic withdrawal program.



Call or write us at the Annuities Service Center listed on the first page of this Prospectus if you wish to defer your RMD for 2009. If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center within 60 days of receipt of your distribution to discuss your options.





Please consult your tax advisor to determine how the Act affects your RMDs.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Rollovers and Transfers

If permitted under your plan, you may make take a distribution:

      - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

      - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA;

      - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free" rollover to any such plans.


In addition, if your spouse survives you and falls within the definition of "spouse" under the federal Defense of Marriage Act, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, transfer to a traditional IRA the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.




You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable. You may make a tax-free rollover to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.





Although we allow a beneficiary of an IRA who is eligible to roll the IRA over to a Contract as a traditional or Roth IRA to do so, we do not allow such an IRA beneficiary to purchase any of our optional benefit Riders on that Contract.



In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA, or Roth IRA.


If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you, if you wish to purchase a Qualified Contract. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married tax payer filing a separate return.



These restrictions do not apply in tax years beginning after December 31, 2009. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.




You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.


If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under your Contract.

You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.


Section 403(b) Qualified Plans



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. We currently are not offering this Contract for use in a retirement plan intended to qualify as a
Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your
Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together, the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.


Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a qualified tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.


Please see Appendix B or request a copy of the Statement of Additional Information from the Annuities Service Center for more detailed information regarding Section 403(b) Qualified Plans.


Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER


The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              X. Other Information



ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY



To qualify for favorable tax treatment, certain Contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Code.



Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the Annuities Service Center. The Contract designates the person you choose as Beneficiary. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant.



Changes of Owner or Beneficiary will take effect when we receive them, whether or not you or the Annuitant is then alive. However, these changes are subject to:



      -     the rights of any assignees of record; and



      -     certain other conditions.



An assignment, pledge, or other transfer may be a taxable event (see "Tax Information" below). Therefore, you should consult a competent tax adviser before taking any such action.



WHO SHOULD HAVE PURCHASED A CONTRACT?



We designed these Contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Code. We also offered the Contracts for purchase under:



      - traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;



      - non-deductible IRA plans ("Roth IRAs") satisfying the requirements of Section 408A of the Code;



      -     SIMPLE IRA plans adopted under Section 408(p) of the Code;



      - Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and



      - annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.



We did not offer the Contracts to every type of Qualified Plan, and we reserved the right not to offer the Contracts for all types of Qualified Plans in the future. In certain circumstances, we may have made the Contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for Contracts purchased in connection with tax qualified retirement plans beginning in "IX. Federal Tax Matters."



When a Contract forms part of a Qualified Plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an Owner otherwise would have under a Contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.



We may include certain requirements from the above sources in endorsements to the affected Contracts. In other cases, we do not. In no event, however, do we undertake to assure a Contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a Contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.



To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuities Service Center.

BENEFICIARY



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.



SPOUSE



FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult with your tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).



STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request a Statement of Additional Information from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.



PERFORMANCE INFORMATION


We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Separate Account level" performance. In our Separate Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Separate Account level is the percentage change between:

      - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and

      -     the value at the end of such period.

At the Separate Account level, total return reflects adjustments for:

      -     the mortality and expense risk charges;

      -     the administrative charge;

      -     the annual Contract fee; and

      - any withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.

Total return at the Separate Account level does not, however, reflect any premium tax charges. Total return at the Separate Account level will be lower than that at the Portfolio level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format, except that it will not reflect any applicable withdrawal charge or annual Contract fee and it may include additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Separate Account level, but will not reflect any premium tax or any withdrawal charge.

REPORTS


At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Portfolios.


VOTING PRIVILEGES


At meetings of the Portfolio's shareholders, we will generally vote all the shares of each Portfolio that we hold in a Separate Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.



CHANGES TO THE SEPARATE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval to:

      - transfer assets that we determine to be your assets from the Separate Accounts to another Separate Account or Investment Option by withdrawing the same percentage of each investment in the Separate Accounts with proper adjustments to avoid odd lots and fractions;

      -     add or delete Variable Investment Options;

      -     change the underlying investment vehicles;

      -     operate each Separate Account in any form permitted by law; and

      - terminate each Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

      -     the size of the initial Purchase Payment;

      -     the size of the group or class;

      - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

      - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

      - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

      - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

DISTRIBUTION OF CONTRACTS

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of JHLICO, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.


JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator compensated its registered representatives for sales of the Contracts on a commission and fee service basis. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.


Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts, as described in this Prospectus.


STATEMENTS OF ADDITIONAL INFORMATION

Our Statements of Additional Information provide additional information about the Contracts and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.




JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
Statement of Additional Information Table of Contents



                                                                           page of SAI
General Information and History .........................................      1
Accumulation Unit Values ................................................      1
Services ................................................................      1
  Independent Registered Public Accounting Firm .........................      1
  Principal Underwriter .................................................      1
  Special Compensation and Reimbursement Arrangements ...................      1
    Sales and Asset-Based Payments ......................................      4
    Administrative and Processing Support Payments ......................      4
    Other Payments ......................................................      4
Calculation of Performance Data .........................................      6
  Money Market Variable Investment Options ..............................      6

                                                                           page of SAI
  Other Investment Options .............................................       6
    "Standardized" Total Return ........................................       6
    "Non-Standardized" Performance .....................................       6
Other Performance Information ..........................................       6
Table of State Variations ..............................................       6
Qualified Plan Types ...................................................       8
  Traditional IRAs .....................................................       8
  Roth IRAs ............................................................       8
  Simple IRA Plans .....................................................       9
  Simplified Employee Pensions (SEP-IRAs) ..............................       9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities ............      11
  Restrictions Under the Texas Optional Retirement Program .............      11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension and Profit-
  Sharing Plans ........................................................      11
  Deferred Compensation Plans of State and Local Governments
  and Tax-Exempt Organizations .........................................      12
Calculation of Annuity Payments ........................................      12
  Calculation of Annuity Units .........................................      13
    Annuity Unit Values ................................................      13
  Mortality Tables .....................................................      13
Additional Information About Determining
Unit Values ............................................................      14
  Net Investment Rate ..................................................      14
  Adjustment of Units and Values .......................................      14
  Hypothetical Example Illustrating the Calculation of Accumulation Unit
  Values and Annuity Unit Values .......................................      14
Purchases and Redemptions of Portfolio Shares ..........................      14
The Separate Account ...................................................      14
Delay of Certain Payments ..............................................      15
Liability for Telephone Transfers ......................................      15
Voting Privileges ......................................................      15
Legal and Regulatory Matters ...........................................      16
Financial Statements ...................................................      17



JOHN HANCOCK VARIABLE ACCOUNT I
Statement of Additional Information Table of Contents



                                                                            page of SAI
General Information and History .........................................      1
Accumulation Unit Values ................................................      1
Services ................................................................      1
  Independent Registered Public Accounting Firm .........................      1
  Principal Underwriter .................................................      1
  Special Compensation and Reimbursement Arrangements ...................      1
    Sales and Asset-Based Payments ......................................      4
    Administrative and Processing Support Payments ......................      4
    Other Payments ......................................................      4
Calculation of Performance Data .........................................      6
  Money Market Variable Investment Options ..............................      6

                                                                           page of SAI
  Other Investment Options .............................................       6
    "Standardized" Total Return ........................................       6
    "Non-Standardized" Performance .....................................       6
Other Performance Information ..........................................       6
Table of State Variations ..............................................       6
Qualified Plan Types ...................................................       8
  Traditional IRAs .....................................................       8
  Roth IRAs ............................................................       8
  Simple IRA Plans .....................................................       9
  Simplified Employee Pensions (SEP-IRAs) ..............................       9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities ............      11
  Restrictions Under the Texas Optional Retirement Program .............      11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension and Profit-
  Sharing Plans ........................................................      11
  Deferred Compensation Plans of State and Local Governments and Tax-
  Exempt Organizations .................................................      12
Calculation of Annuity Payments ........................................      12
  Calculation of Annuity Units .........................................      13
    Annuity Unit Values ................................................      13
  Mortality Tables .....................................................      12
Additional Information About Determining
Unit Values ............................................................      14
  Net Investment Rate ..................................................      14
  Adjustment of Units and Values .......................................      14
  Hypothetical Example Illustrating the Calculation of
  Accumulation Unit Values and Annuity Unit Values .....................      14
Purchases and Redemptions of Portfolio Shares ..........................      14
The Separate Account ...................................................      14
Delay of Certain Payments ..............................................      15
Liability for Telephone Transfers ......................................      15
Voting Privileges ......................................................      15
Legal and Regulatory Matters ...........................................      16
Financial Statements ...................................................      17



JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
Statement of Additional Information Table of Contents



                                                                           page of SAI
General Information and History .........................................      1
Accumulation Unit Values ................................................      1
Services ................................................................      1
  Independent Registered Public Accounting Firm .........................      1
  Principal Underwriter .................................................      1
  Special Compensation and Reimbursement Arrangements ...................      1
    Sales and Asset-Based Payments ......................................      4
    Administrative and Processing Support Payments ......................      4
    Other Payments ......................................................      4
Calculation of Performance Data .........................................      6
  Money Market Variable Investment Options ..............................      6

                                                                          page of SAI
  Other Investment Options .............................................       6
    "Standardized" Total Return ........................................       6
    "Non-Standardized" Performance .....................................       6
Other Performance Information ..........................................       6
Table of State Variations ..............................................       6
Qualified Plan Types ...................................................       8
  Traditional IRAs .....................................................       8
  Roth IRAs ............................................................       8
  Simple IRA Plans .....................................................       9
  Simplified Employee Pensions (SEP-IRAs) ..............................       9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities ............      11
  Restrictions Under the Texas Optional Retirement Program .............      11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension and Profit-
  Sharing Plans ........................................................      11
  Deferred Compensation Plans of State and Local Governments and Tax-
  Exempt Organizations .................................................      12
Calculation of Annuity Payments ........................................      12
  Calculation of Annuity Units .........................................      13
    Annuity Unit Values ................................................      13
  Mortality Tables .....................................................      12
Additional Information About Determining
Unit Values ............................................................      14
  Net Investment Rate ..................................................      14
  Adjustment of Units and Values .......................................      14
  Hypothetical Example Illustrating the Calculation of Accumulation Unit
  Values and Annuity Unit Values .......................................      14
Purchases and Redemptions of Portfolio Shares ..........................      14
The Separate Account ...................................................      14
Delay of Certain Payments ..............................................      15
Liability for Telephone Transfers ......................................      15
Voting Privileges ......................................................      15
Legal and Regulatory Matters ...........................................      16
Financial Statements ...................................................      17




FINANCIAL STATEMENTS


The Statements of Additional Information also contain the Companies' financial statements as of the years ended 2007 and 2008, and its Separate Accounts' financial statements as of the year ended 2008 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Companies' general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.

              APPENDIX A: Example of Withdrawal Charge Calculation

Assume the Following Facts:

     - On January 1, 1997, you make a $5,000 initial Purchase Payment and we issue you a Contract.

     -    On January 1, 1998, you make a $1,000 Purchase Payment.

     -    On January 1, 1999, you make a $1,000 Purchase Payment.

     - On January 1, 2000, the total value of your Contract is $9,000 because of good investment earnings.

Now assume you make a partial withdrawal of $6,000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $399.89. We withdraw a total of $6,399.89 from your Contract.

$    6,000.00   --   withdrawal request payable to you
+      399.89   --   withdrawal charge payable to us
$    6,399.89   --   total amount withdrawn from your Contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

(1) We first reduce your $5,000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4,910 from your Contract.

$    5,000.00
-       30.00   --   1998 Contract fee payable to us
-       30.00   --   1999 Contract fee payable to us
-       30.00   --   2000 Contract fee payable to us
$    4,910.00   --   amount of your initial Purchase Payment we would consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9,000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4,010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $280.70 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3,729.30 to you as a part of your withdrawal request.

$    4,910.00
-      900.00   --   free withdrawal amount (payable to you)
$    4,010.00
x         .07
$      280.70   --   withdrawal charge on initial Purchase Payment (payable to us)

$    4,010.00
-      280.70
$    3,729.30   --   part of withdrawal request payable to you

(2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 8%. We deduct the resulting $80 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $920 to you as a part of your withdrawal request.

$    1,000.00
x         .08
$       80.00   --   withdrawal charge on 1998 Purchase Payment (payable to us)

$    1,000.00
-       80.00
$      920.00   --   part of withdrawal request payable to you

(3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3,729.30 from your initial Purchase Payment, and $920 from your 1998 Purchase Payment. Therefore, $450.70 is needed to reach $6,000.

$    6,000.00   --   total withdrawal amount requested
-      900.00   --   free withdrawal amount
-    3,729.30   --   payment deemed from initial Purchase Payment
-      920.00   --   payment deemed from 1998 Purchase Payment
$      450.70   --   additional payment to you needed to reach $6,000

We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

$        450.70    =     x - [.08x]
$        450.70    =     .92x
$    450.70/.92    =     x
$        489.89    =     x

$        489.89    --    deemed withdrawn from 1999 Purchase Payment
$        450.70    --    part of withdrawal request payable to you
$         39.19    --    withdrawal charge on 1999 Purchase Payment deemed withdrawn (payable to us)

$        280.70    --    withdrawal charge on the INITIAL PURCHASE PAYMENT
$         80.00    --    withdrawal charge on the 1998 PURCHASE PAYMENT
$         39.19    --    withdrawal charge on the 1999 PURCHASE PAYMENT
$        399.89    --    Total withdrawal charge

                        APPENDIX B: Qualified Plan Types


             PLAN TYPE

          TRADITIONAL IRA(S)              Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or
                                          IRA (sometimes referred to as a traditional IRA to distinguish it from the
                                          Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code. In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income.

             ROTH  IRA(S)                 Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects. Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income.

         SIMPLE  IRA  PLANS               In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year.
                                          Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional
                                          IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions (please see the section titled "Qualified Plan Types" in the Statement of Additional Information
                                          for that information).

        SIMPLIFIED EMPLOYEE               Section 408(k) of the Code allows employers to establish simplified
       PENSIONS (SEP - IRA(S))            employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a
                                          SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

     SECTION 403(b) QUALIFIED             Section 403(b) of the Code permits public school employees and employees
             PLANS OR                     of certain types of tax-exempt organizations to have their employers
     TAX-SHELTERED ANNUITIES              purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as
                                          "tax-sheltered annuities." We currently are not offering this Contract for use in a Section 403(b) Qualified Plan except under limited circumstances.
                                          Please see the Statement of Additional Information for this information.

       CORPORATE AND  SELF-               Sections 401(a) and 403(a) of the code permit corporate employers to
      EMPLOYED  PENSION AND               establish various types of tax-deferred retirement plans for employees.
   PROFIT-SHARING  PLANS (H.R. 10         The Self-Employed Individuals' Tax Retirement Act of 1962, as amended,
            AND KEOGH)                    commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans, however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.

       DEFERRED  COMPENSATION             Section 457 of the Code permits employees of state and local governments
      PLANS OF STATE AND LOCAL            and tax-exempt organizations to defer a portion of their compensation
       GOVERNMENTS  AND  TAX-             without paying current taxes. The employees must be participants in an
        EXEMPT ORGANIZATIONS              eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457
                                          Contract, the payment is taxed as ordinary income.



For more detailed information about these plan types, you may request a Statement of Additional Information.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

Indep, Ind 2000 and Ind Pref

                JOHN HANCOCK VARIABLE ANNUITY ACCOUNTS U, V, AND
                        JOHN HANCOCK VARIABLE ACCOUNT I
                            ACCUMULATION UNIT VALUES
     INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, AND
                    INDEPENDENCE PREFERRED VARIABLE ANNUITY

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     22.53     21.71     19.05     18.46        --        --        --        --        --         --
      Value at End of Year     13.95     22.53     21.71     19.05        --        --        --        --        --         --
 Independence No. of Units   192,921   242,378   278,756   315,640        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    59,995    71,214    91,115   157,517        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   304,077   393,053   500,880   672,315        --        --        --        --        --         --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     22.27     21.48     18.86     18.30        --        --        --        --        --         --
      Value at End of Year     13.78     22.27     21.48     18.86        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   167,913   210,653   246,588   290,658        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   382,428   507,679   658,239   831,045        --        --        --        --        --         --

ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 3-29-1986)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     23.39     22.28     21.06     19.87     18.25      18.68
      Value at End of Year        --        --        --        --     24.17     23.39     22.28     21.06     19.87      18.25
 Independence No. of Units        --        --        --        -- 2,637,591 3,069,190 3,586,997 4,339,971 6,881,919  8,802,436
  JHLICO Independence 2000
              No. of Units        --        --        --        --    87,864   109,903   104,461   116,686   207,651    175,505
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   626,105   757,358   904,599   999,130 2,251,544  2,399,088

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     17.23     16.43     15.55     14.68     13.49      12.97
      Value at End of Year        --        --        --        --     17.78     17.23     16.43     15.55     14.68      13.49
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   608,118   707,671   924,603 1,018,707 1,753,804 19,998,782
JHVLICO Independence Pref.
              No. of Units        --        --        --        -- 1,607,826 1,945,218 2,317,221 2,651,473 5,015,162  5,931,655

ACTIVE BOND TRUST - NAV SHARES  (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     25.85     25.19     24.44     24.17        --        --        --        --        --         --
      Value at End of Year     22.82     25.85     25.19     24.44        --        --        --        --        --         --
 Independence No. of Units 1,418,957 1,659,107 1,929,178 2,300,301        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    31,542    38,426    56,414    76,609        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   217,671   291,745   397,223   526,809        --        --        --        --        --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     18.96     18.50     17.96     17.78        --        --        --        --        --         --
      Value at End of Year     16.72     18.96     18.50     17.96        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   237,503   308,506   374,921   485,661        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   613,606   775,536   956,577 1,274,778        --        --        --        --        --         --

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     36.97     33.23     30.75     29.15        --        --        --        --        --         --
      Value at End of Year     20.95     36.97     33.23     30.75        --        --        --        --        --         --
 Independence No. of Units 1,084,471 1,266,334 1,485,652 1,760,751        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    48,010    55,037    70,423    86,098        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   232,577   294,738   377,742   481,923        --        --        --        --        --         --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     24.23     21.80     20.20     19.16        --        --        --        --        --         --
      Value at End of Year     13.72     24.23     21.80     20.20        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   332,833   408,760   462,037   587,149        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   726,895   890,723 1,076,572 1,342,234        --        --        --        --        --         --

BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05) (NOW TOTAL BOND
MARKET TRUST B) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     12.47     12.21     11.26     10.60      9.61      10.00
      Value at End of Year        --        --        --        --     12.80     12.47     12.21     11.26     10.60       9.61
 Independence No. of Units        --        --        --        --   167,410   193,337   214,518    81,201    49,028      4,722
  JHLICO Independence 2000
              No. of Units        --        --        --        --    32,687    34,158    50,318    20,685    19,988     15,581
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   164,031   189,214   217,208   156,229   261,994    164,343
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     12.41     12.16     11.23     10.57      9.60      10.00
      Value at End of Year        --        --        --        --     12.72     12.41     12.16     11.23     10.57       9.60
 JHLICO Independence Pref.
              No. of Units        --        --        --        --    55,336    99,285    94,809    46,001    13,505         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   219,931   270,208   303,056   119,193   149,804     38,332

CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-28-2006)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     12.79     11.61     11.32        --        --        --        --        --        --         --
      Value at End of Year      7.92     12.79     11.61        --        --        --        --        --        --         --
 Independence No. of Units   287,318   329,823   363,972        --        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    72,225    82,429    96,865        --        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   337,222   420,879   521,878        --        --        --        --        --        --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     12.65     11.49     11.21        --        --        --        --        --        --         --
      Value at End of Year      7.82     12.65     11.49        --        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   135,308   159,544   188,543        --        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   355,702   436,827   515,370        --        --        --        --        --        --         --

EARNINGS GROWTH FUND (REPLACED  BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     11.15      9.06     13.59     21.86     34.56      16.05
      Value at End of Year        --        --        --        --     11.29     11.15      9.06     13.59     21.86      34.56
 Independence No. of Units        --        --        --        --   565,896   691,510   804,100 1,147,235 2,335,238  1,715,355
  JHLICO Independence 2000
              No. of Units        --        --        --        --   124,816   143,139   156,037   198,920   414,785    260,156
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   783,102   928,435 1,069,199 1,330,021 2,753,129  1,966,520

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     11.07      9.00     13.52     21.76     34.44      16.02
      Value at End of Year        --        --        --        --     11.19     11.07      9.00     13.52     21.76      34.44
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   272,736   370,037   416,462   533,563 1,110,238  1,001,995
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   821,241 1,059,316 1,179,643 1,530,461 3,288,201  2,998,631

EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.91     13.35     17.43     20.08     22.41      18.77
      Value at End of Year        --        --        --        --     18.46     16.91     13.35     17.43     20.08      22.41
Independence No. of  Units        --        --        --        --   373,201   460,364   471,948   651,916 1,409,260  1,587,799
  JHLICO Independence 2000
              No. of Units        --        --        --        --   173,208   191,358   202,894   227,458   404,557    312,480
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   795,296   868,771   997,033 1,206,898 2,921,390  2,413,276

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.78     13.26     17.33     19.98     22.33      18.72
      Value at End of Year        --        --        --        --     18.30     16.78     13.26     17.33     19.98      22.33
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   363,178   405,776   464,009   573,145   998,270  1,067,064
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   999,762 1,178,559 1,308,535 1,624,789 3,796,829  3,820,327

EQUITY-INCOME TRUST - NAV SHARES (units  first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     25.73     25.24     21.50     20.96        --        --        --        --        --         --
      Value at End of Year     12.03     25.73     25.24     21.50        --        --        --        --        --         --
 Independence No. of Units   222,904   278,813   296,341   320,155        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    67,901    82,027   106,831   117,913        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   294,835   397,807   515,927   691,609        --        --        --        --        --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     25.43     24.97     21.29     20.78        --        --        --        --        --         --
      Value at End of Year     16.05     25.43     24.97     21.29        --        --        --        --        --         --
 JHLICO Independence Pref.
              No. of Units   218,690   254,497   296,272   357,416        --        --        --        --        --         --
JHVLICO Independence Pref.
              No. of Units   577,285   725,343   864,886 1,094,799        --        --        --        --        --         --

FUNDAMENTAL GROWTH FUND (MERGED INTO LARGE CAP GROWTH FUND EFF 11-1-04) - NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.13      6.00      8.98     10.00         --
      Value at End of Year        --        --        --        --        --      5.36      4.13      6.00      8.98         --
 Independence No. of Units        --        --        --        --        --    43,715    39,286    69,312   470,296         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --        --     9,326     8,492    11,002    20,448         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --        --    46,170    39,100    57,077   314,959         --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.11      5.99      8.98     10.00         --
      Value at End of Year        --        --        --        --        --      5.34      4.11      5.99      8.98         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --        --    12,196     8,255    18,015    76,198         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --        --    36,900    35,349    56,447   123,984         --

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- --------- ----------
FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     10.68      8.41     10.33     11.26     10.00         --
      Value at End of Year        --        --        --        --     12.17     10.68      8.41     10.33     11.26         --
 Independence No. of Units        --        --        --        --   218,530   250,646   298,831   397,189    14,423         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --    44,506    47,457    51,193    61,123     4,960         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   428,665   471,101   529,588   659,421    18,582         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     10.64      8.39     10.31     11.26     10.00         --
      Value at End of Year        --        --        --        --     12.12     10.64      8.39     10.31     11.26         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   227,936   261,401   295,984   366,924     3,218         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   813,397   948,580 1,078,203 1,406,217    12,889         --

FUNDAMENTAL VALUE FUND B (FORMERLY LARGE CAP VALUE CORE SM) (MERGED INTO FUNDAMENTAL VALUE FUND EFF 11-1-04 - NAV SHARES
(units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      7.98      9.90     10.54     10.00         --
      Value at End of Year        --        --        --        --        --     10.14      7.98      9.90     10.54         --
Independence No. of  Units        --        --        --        --        --    13,009    13,644     4,675       601         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --        --     1,197     3,587     2,767       961         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --        --    32,380    27,648    34,059    10,918         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      7.96      9.88     10.53     10.00         --
      Value at End of Year        --        --        --        --        --     10.11      7.96      9.88     10.53         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --        --    14,101    10,460     1,653     6,443         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --        --    35,635    27,538    34,336     9,704         --

GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.97     14.85     12.67     13.04     11.80      12.24
      Value at End of Year        --        --        --        --     18.52     16.97     14.85     12.67     13.04      11.80
 Independence No. of Units        --        --        --        --   167,599   195,944   192,906   116,405   261,366    339,429
  JHLICO Independence 2000
              No. of Units        --        --        --        --    28,170    30,545    33,889    27,900    72,598     61,087
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   279,095   333,865   385,090   409,423 1,081,862  1,376,775

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     16.84     14.75     12.60     12.98     11.76      12.20
      Value at End of Year        --        --        --        --     18.36     16.84     14.75     12.60     12.98      11.76
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   147,938   174,600   180,218   187,853   391,188    434,233
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   495,548   607,809   663,073   698,809 1,617,495  1,939,274

GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)
 Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     19.00     17.58     16.93     12.50        --        --        --        --        --         --
      Value at End of Year     17.91     19.00     17.58     16.93        --        --        --        --        --         --
 Independence No. of Units    92,841    85,765   108,174   143,651        --        --        --        --        --         --
  JHLICO Independence 2000
              No. of Units    17,662    19,635    24,266    24,188        --        --        --        --        --         --
 JHVLICO Independence 2000
              No. of Units   131,907   133,117   167,053   237,956        --        --        --        --        --         --

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- ---------- ---------

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     18.78     17.39     16.77     12.50        --        --        --        --         --         --
      Value at End of Year     17.68     18.78     17.39     16.77        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units    64,000    77,252    94,107   125,076        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units   178,100   205,382   266,663   344,812        --        --        --        --         --         --

GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05)(NOW GOWTH & INCOME TRUST) - NAV SHARES
(units first credited 3-29-1986)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     28.52     23.26     30.31     36.35      42.42      37.01
      Value at End of Year        --        --        --        --     31.20     28.52     23.26     30.31      36.35      42.42
 Independence No. of Units        --        --        --        -- 4,586,862 5,277,429 6,171,766 7,931,582 13,583,455 16,490,810
  JHLICO Independence 2000
              No. of Units        --        --        --        --   169,699   197,751   218,850   251,123    430,041    323,946
 JHVLICO Independence 2000
              No. of Units        --        --        --        -- 1,159,009 1,332,346 1,514,837 1,883,304  3,992,270  3,730,417
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     19.42     15.86     20.68     24.83      29.01      25.34
      Value at End of Year        --        --        --        --     21.23     19.42     15.86     20.68      24.83      29.01
 JHLICO Independence Pref.
              No. of Units        --        --        --        -- 1,573,678 1,829,733 2,170,227 2,666,992  4,980,664 5,623,470
JHVLICO Independence Pref.
              No. of Units        --        --        --        -- 4,235,361 5,023,796 5,789,629 7,086,598 14,285,338 15,929,656

GROWTH & INCOME TRUST (MERGED INTO OPTIMIZED ALL CAP TRUST EFF 4-25-08) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --     37.27     33.53     31.20        --        --        --        --         --         --
      Value at End of Year        --     38.25     37.27     33.53        --        --        --        --         --         --
Independence No. of  Units        -- 2,946,502 3,474,395 4,010,915        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units        --   106,034   133,277   158,740        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units        --   583,245   774,573   979,581        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --     25.31     22.79     21.23        --        --        --        --         --         --
      Value at End of Year        --     25.95     25.31     22.79        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units        --   953,879 1,115,484 1,350,318        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units        --  2,240,8632,796,382 3,479,427        --        --        --        --         --         --

HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      9.82      8.55      9.08      9.01      10.25       9.89
      Value at End of Year        --        --        --        --     10.47      9.82      8.55      9.08       9.01      10.25
 Independence No. of Units        --        --        --        --    67,735    71,438    51,971    69,608     56,112     56,202
  JHLICO Independence 2000
              No. of Units        --        --        --        --    16,959    40,439    39,307    38,967     29,681     18,159
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   128,233   142,125   136,663   149,582    304,577    204,299

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      9.77      8.51      9.05      9.00      10.24       9.89
      Value at End of Year        --        --        --        --     10.41      9.77      8.51      9.05       9.00      10.24
 JHLICO Independence Pref.
              No. of Units        --        --        --        --    27,566    43,278    20,046    19,143     23,049     28,686
JHVLICO Independence Pref.
              No. of Units        --        --        --        --    92,184   129,409   108,813    99,742    108,065     65,907

Indep, Ind 2000 and Ind Pref

                             YEAR      YEAR      YEAR       YEAR      YEAR      YEAR     YEAR       YEAR      YEAR       YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED      ENDED    ENDED     ENDED      ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04   12/31/03  12/31/02  12/31/01  12/31/00    12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- ---------- -----------
HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     11.71     11.68     10.72     10.47        --        --        --        --         --         --
      Value at End of Year      8.14     11.71     11.68     10.72        --        --        --        --         --         --
 Independence No. of Units    33,128    50,000    49,424    54,549        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units    10,494    12,821    19,315    18,783        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units    39,361    54,168    85,585   109,638        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     11.60     11.59     10.65     10.41        --        --        --        --         --         --
      Value at End of Year      8.06     11.60     11.59     10.65        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units    14,157    19,107    17,576    27,146        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units    36,431    47,698    59,320    72,262        --        --        --        --         --         --

INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1989)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     15.55     11.10     13.28     16.89      20.74      16.07
      Value at End of Year        --        --        --        --     18.43     15.55     11.10     13.28      16.89      20.74
 Independence No. of Units        --        --        --        --   890,596   991,351 1,140,980 1,507,654  2,527,973  2,919,820
  JHLICO Independence 2000
              No. of Units        --        --        --        --    39,899    26,773    27,253    31,326     61,599     33,821
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   120,451   130,170   148,251   188,613    434,647    369,879

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     12.79      9.15     10.95     13.94      17.14      13.29
      Value at End of Year        --        --        --        --     15.15     12.79      9.15     10.95      13.94      17.14
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   191,611   219,359   252,213   304,427    546,791    586,597
JHVLICO Independence Pref.
              No. of Units        --        --        --        --   429,859   511,652   588,940   706,782      4,338  1,704,027

INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     30.41     26.62     21.24     18.43        --        --        --        --         --         --
      Value at End of Year     16.68     30.41     26.62     21.24        --        --        --        --         --         --
Independence No. of  Units   560,400   710,892   763,533   821,568        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units    23,095    27,615    32,401    37,548        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units    80,024   111,144   120,807   119,244        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     24.92     21.84     17.44     15.15        --        --        --        --         --         --
      Value at End of Year     13.65     24.92     21.84     17.44        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units   114,092   137,243   152,339   181,844        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units   216,423   277,651   327,849   384,124        --        --        --        --         --         --

INTERNATIONAL OPPORTUNITIES TRUST - NAV SHARES (units first credited 5-01-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     12.50        --        --        --        --         --         --
      Value at End of Year        --        --        --     10.61        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units        --        --        --       389        --        --        --        --         --         --

Indep, Ind 2000 and Ind Pref


                             YEAR      YEAR      YEAR       YEAR      YEAR     YEAR       YEAR     YEAR       YEAR       YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02   12/31/01  12/31/00   12/31/99
                           --------- --------- --------- --------- --------- --------- --------- --------- ---------- ----------
LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     28.33     22.87     32.14     39.52      48.81      39.90
      Value at End of Year        --        --        --        --     29.15     28.33     22.87     32.14      39.52      48.81
 Independence No. of Units        --        --        --        -- 2,037,913 2,360,489 2,758,420 3,576,328  6,100,361  7,030,041
  JHLICO Independence 2000
              No. of Units        --        --        --        --    94,954   107,188   116,774   148,647    248,819    144,371
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   597,703   676,745   772,511   988,348  2,235,721  1,751,789
                                  --
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     18.64     15.07     21.19     26.09      32.25      26.39
      Value at End of Year        --        --        --        --     19.16     18.64     15.07     21.19      26.09      32.25
 JHLICO Independence Pref.
              No. of Units        --        --        --        --   719,032   850,816   955,843 1,195,142  2,203,127  2,259,553
JHVLICO Independence Pref.
              No. of Units        --        --        --        -- 1,628,190 1,990,917 2,301,243 2,848,995  5,830,378  5,833,331

Large Cap Growth Fund B (formerly Large Cap Aggressive Growth Fund) (merged into Large Cap Growth Fund eff 11-1-04) - NAV Shares
(units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.45      6.58      7.82      10.00         --
      Value at End of Year        --        --        --        --        --      5.78      4.45      6.58       7.82         --
 Independence No. of Units        --        --        --        --        --    15,240    18,296    29,272     32,531         --
  JHLICO Independence 2000
              No. of Units        --        --        --        --        --    12,182     8,626     7,805      3,649         --
 JHVLICO Independence 2000
              No. of Units        --        --        --        --        --    24,738    25,254    28,678     87,435         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --        --      4.44      6.57      7.82      10.00         --
      Value at End of Year        --        --        --        --        --      5.76      4.44      6.57       7.82         --
 JHLICO Independence Pref.
              No. of Units        --        --        --        --        --     2,232     3,305     4,226      5,560         --
JHVLICO Independence Pref.
              No. of Units        --        --        --        --        --    30,537    18,977    11,861     24,225         --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     11.29        --        --        --        --         --         --
      Value at End of Year        --        --        --     11.32        --        --        --        --         --         --
 Independence No. of Units        --        --        --   438,949        --        --        --        --         --         --
  JHLICO Independence 2000
              No. of Units        --        --        --   112,275        --        --        --        --         --         --
 JHVLICO Independence 2000
              No. of Units        --        --        --   635,218        --        --        --        --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     11.19        --        --        --        --         --         --
      Value at End of Year        --        --        --     11.21        --        --        --        --         --         --
 JHLICO Independence Pref.
              No. of Units        --        --        --   221,305        --        --        --        --         --         --
JHVLICO Independence Pref.
              No. of Units        --        --        --   654,872        --        --        --        --         --         --

LARGE CAP VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --     18.49     14.94     17.46     17.49      15.70      15.41
      Value at End of Year        --        --        --        --     20.96     18.49     14.94     17.46      17.49      15.70
 Independence No. of Units        --        --        --        --   247,161   249,429   285,116   355,602    586,119    566,333
  JHLICO Independence 2000
              No. of Units        --        --        --        --   101,874   109,610   106,977   124,058    189,483    117,471
 JHVLICO Independence 2000
              No. of Units        --        --        --        --   575,325   637,608   742,041   868,336  1,646,147  1,452,518

Indep, Ind 2000 and Ind Pref


                             YEAR      YEAR      YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                           12/31/08  12/31/07  12/31/06  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
                           --------- --------- --------- --------- ---------- ---------- ---------- ---------- ---------- ----------
Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      18.34      14.84      17.36      17.41      15.64      15.37
      Value at End of Year        --        --        --        --      20.78      18.34      14.84      17.36      17.41      15.64
 JHLICO Independence Pref.
              No. of Units        --        --        --        --    287,704    366,383    391,540    483,999    771,609    831,061
JHVLICO Independence Pref.
              No. of Units        --        --        --        --    846,277  1,014,289  1,151,971  1,389,987  2,514,425  2,783,154

LARGE MID CAP VALUE TRUST - NAV SHARES (units first credited 5-01-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     12.50         --         --         --         --         --         --
      Value at End of Year        --        --        --     15.76         --         --         --         --         --         --
 JHVLICO Independence 2000
              No. of Units        --        --        --       845         --         --         --         --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --     12.50         --         --         --         --         --         --
      Value at End of Year        --        --        --     15.67         --         --         --         --         --         --
 JHLICO Independence Pref.
              No. of Units        --        --        --       259         --         --         --         --         --         --

LIFESTYLE BALANCED TRUST - NAV SHARES (units first credited 11-07-2008)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year     23.77        --        --        --         --         --         --         --         --         --
      Value at End of Year     23.51        --        --        --         --         --         --         --         --         --
 Independence No. of Units 5,830,379        --        --        --         --         --         --         --         --         --
  JHLICO Independence 2000
              No. of Units    90,038        --        --        --         --         --         --         --         --         --
 JHVLICO Independence 2000
              No. of Units   656,584        --        --        --         --                    --         --         --         --

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year     16.97        --        --        --         --         --         --         --         --         --
      Value at End of Year     16.78        --        --        --         --         --         --         --         --         --
 JHLICO Independence Pref.
              No. of Units   901,396        --        --        --         --         --         --         --         --         --
JHVLICO Independence Pref.
              No. of Units 2,018,650        --        --        --         --         --         --         --         --         --

MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      26.52      22.60      26.41      27.57      27.95      25.98
      Value at End of Year        --        --        --        --      28.29      26.52      22.60      26.41      27.57      27.95
 Independence No. of Units        --        --        --        -- 11,276,519 13,097,870 15,518,071 19,809,529 36,622,091 45,116,830
  JHLICO Independence 2000
              No. of Units        --        --        --        --    239,192    264,822    288,027    347,523    673,689    566,187
 JHVLICO Independence 2000
              No. of Units        --        --        --        --  1,823,078  2,093,425  2,404,187  2,986,210  7,003,991  6,518,050

Independence Preferred Contracts with no Optional Benefits
    Value at Start of Year        --        --        --        --      19.02      16.23      18.98      19.38      20.13      18.73
      Value at End of Year        --        --        --        --      20.27      19.02      16.23      18.98      19.38      20.13
 JHLICO Independence Pref.
              No. of Units        --        --        --        --  2,219,209  2,526,193  3,068,123  3,831,926  7,322,485  8,401,827
JHVLICO Independence Pref.
              No. of Units        --        --        --        --  5,075,554  6,031,356  7,183,284  9,116,538 19,963,905 22,727,267

MANAGED TRUST (MERGED INTO LIFESTYLE BALANCED TRUST EFF 11-7-08) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
    Value at Start of Year        --     30.37     28.65     27.69         --         --         --         --         --         --
      Value at End of Year        --     30.53     30.37     28.65         --         --         --         --         --         --
 Independence No. of Units        -- 7,111,650 8,266,576 9,802,382         --         --         --         --         --         --
  JHLICO Independence 2000
              No. of Units        --   115,824   154,172   207,369         --         --         --         --         --         --
 JHVLICO Independence 2000
              No. of Units        --   865,461 1,119,191 1,507,743         --         --         --         --         --         --

Indep, Ind 2000 and Ind Pref

                               YEAR     YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --     21.72     20.51     19.83        --        --        --        --        --        --
       Value at End of Year        --     21.81     21.72     20.51        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units        -- 1,164,431 1,397,782 1,837,557        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units        -- 2,603,525 3,273,666 4,112,133        --        --        --        --        --        --

MID CAP GROWTH FUND (REPLACED BY MID CAP STOCK TRUST EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     23.16     15.99     20.57     20.28     18.83     18.16
       Value at End of Year        --        --        --        --     25.51     23.16     15.99     20.57     20.28     18.83
  Independence No. of Units        --        --        --        --   342,864   403,648   440,859   559,044   954,982 1,174,407
   JHLICO Independence 2000
               No. of Units        --        --        --        --    12,422    12,055    11,252    11,348    36,475     7,146
  JHVLICO Independence 2000
               No. of Units        --        --        --        --    90,330   118,316    75,828    94,205   184,427   136,721

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     22.98     15.89     20.45     20.18     18.75     18.11
       Value at End of Year        --        --        --        --     25.28     22.98     15.89     20.45     20.18     18.75
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   418,041   497,988   575,858   696,377 1,185,286 1,308,539
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   915,254 1,068,470 1,211,896 1,419,284 2,525,196 2,890,485

MID CAP STOCK TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     40.49     33.22     29.64     25.51        --        --        --        --        --        --
       Value at End of Year     22.46     40.49     33.22     29.64        --        --        --        --        --        --
  Independence No. of Units   186,188   250,854   268,903   301,613        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units     6,788     7,628     8,462    11,525        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    37,362    52,291    62,360    75,084        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     40.02     32.87     29.35     25.28        --        --        --        --        --        --
       Value at End of Year     22.17     40.02     32.87     29.35        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   218,037   259,642   299,715   355,047        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   464,492   562,655   683,924   790,124        --        --        --        --        --        --

MID CAP VALUE B FUND (FORMERLY SMALL/MIDCAP CORE FUND) (MERGED INTO MID VALUE
TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     15.57     10.87     13.00     13.12     12.71     10.70
       Value at End of Year        --        --        --        --     18.23     15.57     10.87     13.00     13.12     12.71
  Independence No. of Units        --        --        --        --    44,138    25,177    29,045    28,035   102,130    10,709
   JHLICO Independence 2000
               No. of Units        --        --        --        --    17,920    17,320    14,615    16,757    30,183    10,349
  JHVLICO Independence 2000
               No. of Units        --        --        --        --    86,925    88,445    83,686    74,700   162,803    50,818

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     15.49     10.83     12.96     13.09     12.70     10.69
       Value at End of Year        --        --        --        --     18.12     15.49     10.83     12.96     13.09     12.70
  JHLICO Independence Pref.
               No. of Units        --        --        --        --    18,719    25,310    15,841     5,949    29,315     5,792
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --    80,218    73,479    63,473    33,857    69,402     8,037

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     22.70     22.90     19.30     18.23        --        --        --        --        --        --
       Value at End of Year     14.62     22.70     22.90     19.30        --        --        --        --        --        --
  Independence No. of Units    29,011    43,743    50,271    49,851        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units     6,728    10,515    11,013    16,899        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    40,432    55,393    72,070    86,288        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     22.50     22.72     19.16     18.12        --        --        --        --        --        --
       Value at End of Year     14.48     22.50     22.72     19.16        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    13,895    20,324    21,579    21,079        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units    35,697    48,259    61,816    67,082        --        --        --        --        --        --

MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     14.88     14.95     14.94     14.58     13.91     13.42
       Value at End of Year        --        --        --        --     14.84     14.88     14.95     14.94     14.58     13.91
  Independence No. of Units        --        --        --        -- 1,014,707 1,400,335 2,009,235 2,244,482 3,153,144 5,546,414
   JHLICO Independence 2000
               No. of Units        --        --        --        --   113,508   156,724   200,149   318,320   451,350   466,032
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   630,501   863,744 1,334,727 1,508,138 3,292,119 5,228,107

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     12.85     12.93     12.93     12.63     12.06     11.65
       Value at End of Year        --        --        --        --     12.80     12.85     12.93     12.93     12.63     12.06
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   356,189   545,660   812,910   788,531 1,258,472 1,457,015
 JHVLICO Independence Pref.
               No. of Units        --        --        --        -- 1,133,136 1,664,927 2,546,968 2,479,523 3,823,247 5,770,707

MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     16.08     15.55     15.06     14.84        --        --        --        --        --        --
       Value at End of Year     16.19     16.08     15.55     15.06        --        --        --        --        --        --
  Independence No. of Units   849,037   677,822   748,782   770,370        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    38,969    48,035    72,712    72,158        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   294,295   323,625   383,890   461,811        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     13.83     13.39     12.98     12.80        --        --        --        --        --        --
       Value at End of Year     13.91     13.83     13.39     12.98        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   284,961   238,794   260,318   297,610        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   594,401   589,702   645,439   796,818        --        --        --        --        --        --

OPTIMIZED ALL CAP TRUST - NAV SHARES (units first credited 4-25-2008)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     34.90        --        --        --        --        --        --        --        --        --
       Value at End of Year     20.84        --        --        --        --        --        --        --        --        --
  Independence No. of Units 2,448,332        --        --        --        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    89,195        --        --        --        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   440,397        --        --        --        --        --        --        --        --        --

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     23.67        --        --        --        --        --        --        --        --        --
       Value at End of Year     14.12        --        --        --        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   768,838        --        --        --        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units 1,817,357        --        --        --        --        --        --        --        --        --

OVERSEAS EQUITY B FUND (FORMERLY INTERNATIONAL OPPORTUNITIES FUND)(MERGED INTO
OVERSEAS EQUITY TRUST EFF 04-29-05) - NAV SHARES (units first credited 5-01-1996)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.87      8.33     10.32     13.24     16.05     12.15
       Value at End of Year        --        --        --        --     11.90     10.87      8.33     10.32     13.24     16.05
  Independence No. of Units        --        --        --        --   351,741   124,638   151,339   191,942   485,112   319,153
   JHLICO Independence 2000
               No. of Units        --        --        --        --    66,621    21,118    20,970    35,103    69,060    14,689
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   380,127   181,416   196,617   238,488   516,264   200,762

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.78      8.27     10.27     13.18     16.00     12.12
       Value at End of Year        --        --        --        --     11.79     10.78      8.27     10.27     13.18     16.00
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   197,392   118,334   135,646   156,644   323,830   262,343
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   558,721   318,661   359,393   471,533 1,015,402   891,023

OVERSEAS EQUITY C FUND (FORMERLY EMERGING MARKETS EQUITY)(MERGED INTO OVERSEAS
EQUITY B FUND EFF 11-1-04) - NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      8.57      9.31      9.80     16.57      9.27
       Value at End of Year        --        --        --        --        --     13.25      8.57      9.31      9.80     16.57
  Independence No. of Units        --        --        --        --        --   151,584   146,543   164,446   346,863   184,714
   JHLICO Independence 2000
               No. of Units        --        --        --        --        --    24,202    29,192    30,067    46,749    45,819
  JHVLICO Independence 2000
               No. of Units        --        --        --        --        --   146,231   149,874   160,792   357,342   176,041

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      8.53      9.28      9.78     16.55      9.27
       Value at End of Year        --        --        --        --        --     13.19      8.53      9.28      9.78     16.55
  JHLICO Independence Pref.
               No. of Units        --        --        --        --        --    60,830    61,498    63,149   112,128   153,955
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --        --   117,346   115,849   119,240   348,611   135,743

OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-1-2004) - NAV
SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.86     10.67     11.57     12.91     12.45
       Value at End of Year        --        --        --        --        --     13.60      9.86     10.67     11.57     12.91
  Independence No. of Units        --        --        --        --        --    38,138    29,151    33,294    67,637    96,279
   JHLICO Independence 2000
               No. of Units        --        --        --        --        --    11,951    13,439    11,065    26,549    14,652
  JHVLICO Independence 2000
               No. of Units        --        --        --        --        --    50,135    46,507    59,354   173,320   152,750

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.80     10.61     11.52     12.86     12.42
       Value at End of Year        --        --        --        --        --     13.49      9.80     10.61     11.52     12.86
  JHLICO Independence Pref.
               No. of Units        --        --        --        --        --    40,657    43,477    41,598    96,918   108,097
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --        --   141,164   146,903   171,010   436,479   504,567

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     18.20     16.40     13.89     11.90        --        --        --        --        --        --
       Value at End of Year     10.40     18.20     16.40     13.89        --        --        --        --        --        --
  Independence No. of Units   187,079   241,623   263,944   273,867        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    42,275    46,395    52,891    55,403        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   166,060   221,725   262,741   319,573        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     17.99     16.23     13.76     11.79        --        --        --        --        --        --
       Value at End of Year     10.27     17.99     16.23     13.76        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    90,706   117,487   128,193   159,078        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   259,676   310,553   375,216   458,016        --        --        --        --        --        --

REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST EFF 4-29-05) -
NAV SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     36.76     27.23     27.25     26.13     20.03     20.66
       Value at End of Year        --        --        --        --     49.48     36.76     27.23     27.25     26.13     20.03
  Independence No. of Units        --        --        --        --   796,534   912,023 1,029,603 1,215,024 1,862,678 2,279,947
   JHLICO Independence 2000
               No. of Units        --        --        --        --    14,053    13,341    12,371     8,956    15,677     5,663
  JHVLICO Independence 2000
               No. of Units        --        --        --        --    95,099    82,018    81,715    67,513   158,956    67,262

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     24.93     18.49     18.52     17.78     13.64     14.08
       Value at End of Year        --        --        --        --     33.53     24.93     18.49     18.52     17.78     13.64
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   119,084   136,839   153,097   163,329   316,438   315,298
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   401,143   453,810   502,926   557,490   937,972 1,039,395

REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     62.16     74.65     54.79     49.48        --        --        --        --        --        --
       Value at End of Year     37.14     62.16     74.65     54.79        --        --        --        --        --        --
  Independence No. of Units   400,483   492,176   607,764   693,778        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units     6,637     9,363    11,994    14,262        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    28,607    41,386    65,056    77,582        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     41.99     50.48     37.09     33.53        --        --        --        --        --        --
       Value at End of Year     25.07     41.99     50.48     37.09        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    52,954    69,142    89,284   106,754        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   171,030   224,654   278,606   339,595        --        --        --        --        --        --

SHORT-TERM BOND FUND (MERGED INTO SHORT-TERM BOND TRUST EFF 4-29-05) - NAV
SHARES (units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     14.84     14.64     14.05     13.18     12.38     12.19
       Value at End of Year        --        --        --        --     14.84     14.84     14.64     14.05     13.18     12.38
  Independence No. of Units        --        --        --        --   234,407   253,982   315,638   258,701   389,910   730,824
   JHLICO Independence 2000
               No. of Units        --        --        --        --    46,435    51,380    55,027    48,554   107,398   102,301
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   259,370   293,615   356,920   372,322   966,106   891,804

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     14.72     14.54     13.97     13.12     12.33     12.16
       Value at End of Year        --        --        --        --     14.71     14.72     14.54     13.97     13.12     12.33
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   231,335   295,466   378,379   330,109   523,765   639,137
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   495,180   608,847   704,321   701,120 1,431,005 1,597,049

SHORT-TERM BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     15.69     15.41     14.95     14.84        --        --        --        --        --        --
       Value at End of Year     12.55     15.69     15.41     14.95        --        --        --        --        --        --
  Independence No. of Units    81,253   105,861   127,328   200,442        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    26,223    29,364    37,329    38,420        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    91,438   118,501   163,883   229,836        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     15.51     15.25     14.80     14.71        --        --        --        --        --        --
       Value at End of Year     12.39     15.51     15.25     14.80        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    72,010   104,718   119,485   178,020        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   184,721   237,428   292,637   372,949        --        --        --        --        --        --

SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES
(units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.59      7.22     10.19     10.74     11.96     12.56
       Value at End of Year        --        --        --        --     11.43     10.59      7.22     10.19     10.74     11.96
  Independence No. of Units        --        --        --        --   546,077   154,606   157,918   199,931   378,428   474,891
   JHLICO Independence 2000
               No. of Units        --        --        --        --   114,791    29,328    30,661    35,240    57,733    25,866
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   743,476   257,058   283,371   345,089   615,112   473,719

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     10.51      7.17     10.14     10.69     10.00     12.53
       Value at End of Year        --        --        --        --     11.33     10.51      7.17     10.14     10.69     11.92
  JHLICO Independence Pref.
               No. of Units        --        --        --        --   373,202   149,292   146,127   181,647   285,476        --
 JHVLICO Independence Pref.
               No. of Units        --        --        --        -- 1,103,156   432,491   478,357   588,512 1,148,247 1,299,643

SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04)- NAV SHARES
(units first credited 5-01-1998)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.72     14.06     16.32     21.07     12.54
       Value at End of Year        --        --        --        --        --     12.25      9.72     14.06     16.32     21.07
  Independence No. of Units        --        --        --        --        --   445,109   499,839   694,748 1,599,750   976,604
   JHLICO Independence 2000
               No. of Units        --        --        --        --        --    78,552    83,937   111,733   237,645   103,234
  JHVLICO Independence 2000
               No. of Units        --        --        --        --        --   545,930   639,644   806,296 1,768,160   948,799

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --        --      9.65     13.99     16.25     20.99     12.51
       Value at End of Year        --        --        --        --        --     12.16      9.65     13.99     16.25     20.99
  JHLICO Independence Pref.
               No. of Units        --        --        --        --        --   279,531   286,656   385,307   880,918   624,592
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --        --   793,470   886,229 1,089,883 2,498,801 2,069,208

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     16.64     14.80     13.23     12.11        --        --        --        --        --        --
       Value at End of Year      9.92     16.64     14.80     13.23        --        --        --        --        --        --
  Independence No. of Units   260,966   322,790   371,281   425,081        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    60,160    70,312    89,172   100,131        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units   320,586   404,284   504,084   615,936        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     16.44     14.64     13.10     12.01        --        --        --        --        --        --
       Value at End of Year      9.79     16.44     14.64     13.10        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units   176,798   228,216   259,909   307,214        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units   463,095   597,209   706,620   880,321        --        --        --        --        --        --

SMALL CAP VALUE FUND (MERGED INTO SMALL CAP VALUE TRUST EFF 4-29-05) - NAV
SHARES (units first credited 5-01-2000)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     16.79     12.34     13.38     11.39     10.00        --
       Value at End of Year        --        --        --        --     20.76     16.79     12.34     13.38     11.39        --
  Independence No. of Units        --        --        --        --   285,849   285,048   295,696   304,183   197,490        --
   JHLICO Independence 2000
               No. of Units        --        --        --        --    32,186    30,306    29,023    22,829    22,649        --
  JHVLICO Independence 2000
               No. of Units        --        --        --        --   186,215   215,996   194,085   202,913   230,638        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year        --        --        --        --     16.73     12.31     13.35     11.38     10.00        --
       Value at End of Year        --        --        --        --     20.66     16.73     12.31     13.35     11.38        --
  JHLICO Independence Pref.
               No. of Units        --        --        --        --    75,711    82,267    77,505    91,457   149,960        --
 JHVLICO Independence Pref.
               No. of Units        --        --        --        --   201,530   205,454   214,097   240,232   232,239        --

SMALL CAP VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     25.20     26.32     22.37     20.76        --        --        --        --        --        --
       Value at End of Year     18.37     25.20     26.32     22.37        --        --        --        --        --        --
  Independence No. of Units   119,769   146,976   209,924   241,367        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    22,869    27,734    34,983    35,143        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    68,357    94,037   125,355   193,807        --        --        --        --        --        --

Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     25.00     26.14     22.24     20.66        --        --        --        --        --        --
       Value at End of Year     18.21     25.00     26.14     22.24        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    38,814    56,671    65,347    66,722        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units    71,119   106,018   143,002   161,064        --        --        --        --        --        --

TOTAL BOND MARKET TRUST B (FORMERLY BOND INDEX TRUST B) - NAV SHARES (units first credited 4-29-2005)
Independence and Independence 2000 Contracts with no Optional Benefits
     Value at Start of Year     14.01     13.26     12.92     12.50        --        --        --        --        --        --
       Value at End of Year     14.61     14.01     13.26     12.92        --        --        --        --        --        --
  Independence No. of Units    84,777    82,976   103,983   128,571        --        --        --        --        --        --
   JHLICO Independence 2000
               No. of Units    11,063    19,120    25,798    29,993        --        --        --        --        --        --
  JHVLICO Independence 2000
               No. of Units    72,574    71,000    86,426   136,632        --        --        --        --        --        --

Indep, Ind 2000 and Ind Pref

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Independence Preferred Contracts with no Optional Benefits
     Value at Start of Year     13.88     13.15     12.83     12.50        --        --        --        --        --        --
       Value at End of Year     14.47     13.88     13.15     12.83        --        --        --        --        --        --
  JHLICO Independence Pref.
               No. of Units    34,078    30,498    24,329    38,084        --        --        --        --        --        --
 JHVLICO Independence Pref.
               No. of Units    88,224    91,001   116,839   147,357        --        --        --        --        --        --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2009


                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
                     John Hancock Variable Annuity Account I


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") as follows:



                  RELATED JHVLICO VARIABLE ANNUITY PROSPECTUSES
           (to be read with this Statement of Additional Information)
                       Independence 2000 Variable Annuity
                     Independence Preferred Variable Annuity
                          Marketplace Variable Annuity



Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to JHVLICO in this Statement of Additional Information. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.


You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Annuities Service Center    Mailing Address
164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
(800) 824-0335              www.jhannuities.com


JHVLICO Var ACCT I SAI 05/09

                                Table of Contents


GENERAL INFORMATION AND HISTORY ..........................................    1
ACCUMULATION UNIT VALUE TABLES ...........................................    1
SERVICES .................................................................    1
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .........................    1
   PRINCIPAL UNDERWRITER .................................................    1
   SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS ...................    1
CALCULATION OF PERFORMANCE DATA ..........................................    5
   MONEY MARKET VARIABLE INVESTMENT OPTION ...............................    5
   OTHER VARIABLE INVESTMENT OPTIONS .....................................    5
      "Standardized" Total Return ........................................    5
      Yield ..............................................................    6
      "Non-Standardized" Performance .....................................    6
OTHER PERFORMANCE INFORMATION ............................................    6
TABLE OF STATE VARIATIONS ................................................    7
QUALIFIED PLAN TYPES .....................................................    8
   TRADITIONAL IRAS ......................................................    8
   ROTH IRAS .............................................................    8
   SIMPLE IRA PLANS ......................................................    9
   SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS) ...............................    9
   SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED
      ANNUITIES ..........................................................    9
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT
      PROGRAM ............................................................   11
   CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH")
      PENSION AND PROFIT-SHARING PLANS ...................................   11
   DEFERRED COMPENSATION PLANS OF STATE AND LOCAL
      GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS ...........................   12
CALCULATION OF ANNUITY PAYMENTS ..........................................   12
      Calculation of Annuity Units .......................................   12
      Annuity Unit Values ................................................   13
      MORTALITY TABLES ...................................................   13
      Net Investment Rate ................................................   14
      Adjustment of Units and Values .....................................   14
      Hypothetical Example Illustrating the Calculation of Accumulation
         Unit Values and Annuity Unit Values .............................   14
PURCHASE AND REDEMPTIONS OF PORTFOLIO SHARES .............................   14
THE SEPARATE ACCOUNT .....................................................   14
DELAY OF CERTAIN PAYMENTS ................................................   15
LIABILITY FOR TELEPHONE TRANSFERS ........................................   15
VOTING PRIVILEGES ........................................................   15
LEGAL AND REGULATORY MATTERS .............................................   16
FINANCIAL STATEMENTS .....................................................   17

                         General Information and History



John Hancock Variable Annuity Account I (the "Separate Account") is a separate investment account of John Hancock Variable Life Insurance Company ("we," "us," "the Company," or "JHVLICO") and was established on June 14, 1994. JHVLICO (chartered in Massachusetts in 1979) is a Massachusetts stock life insurance company. We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. We also have an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.



Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                         Accumulation Unit Value Tables



The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.


                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of John Hancock Variable Annuity Account I at December 31, 2008 and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of Manulife Financial Corporation, now serves as principal underwriter of the Contract interests described in the respective prospectuses. These Contract interests are offered on a continuous basis. Prior to May 1, 2006, Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, which is an affiliate of ours, served as the principal underwriter of the Contracts. The aggregate dollar amount of underwriting commissions paid to Signator in 2006 was $1,100,644. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2008, 2007, and 2006 were $597,650,909, $657,183,413, and $516,555,523, respectively.


SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.


The registered representative through whom your Contract was sold is compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.


We or our affiliates may, directly or through JHD, make additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.


We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.





Revenue sharing payments assist in our efforts to promote the sale of our contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determine which firms to support and the extent of the payments we are willing to make, and generally choose to compensate firms that are willing to cooperate with our promotional efforts and have a strong capability to distribute our contracts. We do not make an independent assessment of the cost of providing such services. Instead, we agree with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may include different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we or our affiliates may provide to firms, directly or through JHD, are not mutually exclusive and may vary from contract to contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future. The following list includes the names of member firms of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") (or their affiliated broker-dealers) that we are aware (as of December 31, 2008) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:



NAME OF FIRM



                                   DISTRIBUTOR



                            1st Global Capital Corp.
            A. G. Edwards & Sons, Inc. (acquired by Wachovia in 2008)
                       AIG - AIG Financial Advisors, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - American General Securities
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                     American Portfolios Financial Services
                        AmTrust Investment Services, Inc.
                             Arvest Investment, Inc.
                    Banc of America Investment Services, Inc
                       BancWest Investment Services, Inc.
                                   BOSC, Inc.
                          Cambridge Investment Research
                               Centaurus Financial
                         Citigroup Global Markets, Inc.
                           CCO Investment Services Co.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                            Essex National Securities
                             First Allied Securities
                          Fifth Third Securities, Inc.
                               Founders Financial
                         Geneos Wealth Management, Inc.

                                   DISTRIBUTOR



                            GunnAllen Financial, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments Inc.
                        Independent Financial Group, LLC
                    ING - Financial Network Investment Corp.
                             ING Financial Partners
                  ING - Multi-Financial Securities Corporation
                    ING - PrimeVest Financial Services, Inc.
                                 InterSecurities
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, LLC
                              James T Borello & Co.
                          Janney Montgomery Scott, LLC
                         John Hancock Financial Network
                          Key Investments Services, LLC
                        Lasalle Financial Services, Inc.
                           Lasalle St. Securities, LLC
                     Lincoln Financial Advisors Corporation
                       Lincoln Financial Securities Corp.
                     LPL - Associated Securities Corporation
                               LPL Financial Corp.
                           LPL - Mutual Services Corp.
                              LPL - Uvest Financial
                     LPL - Waterstone Financial Group, Inc.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                          MML Investors Services, Inc.
                       Money Concepts Capital Corporation
                            Morgan Keegan & Co., Inc.
                           Morgan Stanley & Co., Inc.
                                 Next Financial.
                                 NFP Securities
                    NPH - Investment Center of America, Inc.
                       NPH - Invest Financial Corporation
                          NPH - National Planning Corp.
                           NPH - SII Investments, Inc.
                    PAC - United Planners Financial Services
                          Pacific West Securities, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                              PNC Investments, LLC
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                               Prospera Financial
                           Questar Capital Corporation
                            Raymond James Associates
                        Raymond James Financial Services
                             RBC Dain Rauscher, Inc.
                           Robert W. Baird & Co., Inc.
                               Sammons Securities
                            Securities America, Inc.
                           Sigma Financial Corporation
                         Stifel, Nicolaus & Company, Inc
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.

                                   DISTRIBUTOR



                          UBS Financial Services, Inc.
                       Unionbanc Investment Services, LLC
                      Wachovia Securities Financial Network
                         Wachovia Securities LLC, (ISG)
                         Wachovia Securities LLC, (PCG)
                         Walnut Street Securities, Inc.
                          Wells Fargo Investments, LLC
                        Woodbury Financial Services, Inc.



Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments

We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments

We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments

We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                        Calculation of Performance Data

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTION

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The applicable risk based charges, mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)(365/7) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment option, according to the following "Standard" formula prescribed by the SEC:

                              P x (1 + T)(n) = ERV


Where P   = a hypothetical initial premium payment of $1,000


      T   = average annual total return

      n   = number of years

      ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                      Yield = 2[(((a - b)/cd) + 1)(6) - 1]


Where:


     a = net investment income earned during the period by the Portfolio whose shares are owned by the variable investment option

     b = expenses accrued for the period (net of any reimbursements)

     c = the average daily number of accumulation units outstanding during the period

     d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"Non-Standardized" Performance

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge, withdrawal charge, annual contract fee, or charges for optional rider benefits described in the prospectus.


Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.


                          Other Performance Information

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

                            Table of State Variations



The Federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:



          STATE                TYPE OF JURISDICTION                      RELATED RULE
------------------------  -----------------------------------  -------------------------------------
       California                Domestic Partnership
       Connecticut                   Civil Union,
                                 Same-Sex Marriage
  District of Columbia           Domestic Partnership
         Hawaii           Reciprocal Beneficiary Relationship
          Iowa                    Same-Sex Marriage
          Maine                  Domestic Partnerships
        Maryland                 Domestic Partnership
      Massachusetts                Same-Sex Marriage
      New Hampshire                  Civil Union
       New Jersey                    Civil Union,              Also recognizes spouses of same-sex
                                 Domestic Partnership          marriages who were married in another
                                                               jurisdiction
        New York                          --                   Recognizes spouses of civil unions
                                                               and same-sex marriages who were
                                                               married in another jurisdiction
         Oregon                  Domestic Partnership
      Rhode Island                        --                   Recognizes spouses of civil unions
                                                               and same-sex marriages who were
                                                               married in another jurisdiction
         Vermont                   Same-Sex Marriage
       Washington                Domestic Partnership

                              Qualified Plan Types



TRADITIONAL IRAS



Individual Retirement Annuities



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.



Distributions



In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code Section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.



The tax law requires that annuity payments or other distributions under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.



ROTH IRAS



Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects.



Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



     -    made after the Owner attains age 59 1/2;



     -    made after the Owner's death;



     -    attributable to the Owner being disabled; or



     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t) (2) (F) of the Code.



In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in
Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:



     -    you have adjusted gross income over $100,000; or



     -    you are a married tax payer filing a separate return.



These restrictions do not apply in tax years beginning after December 31, 2009.



The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to a Roth IRA from another Roth IRA or from a designated Roth account within a qualified retirement plan. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.



SIMPLE IRA PLANS



In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.



SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)



Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP - IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.



SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK INDEPENDENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any exchange of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution provided the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.



Restrictions on Section 403(b) Qualified Plans



REQUIRED DOCUMENTATION. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



OWNERSHIP. You may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a 403(b) Qualified Contract or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by the Required Documentation. In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with a transfer of ownership, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.



ADDITIONAL PURCHASE PAYMENTS. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.



We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a
Section 403(b) Qualified Plan. Such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the Additional Purchase Payments, the Additional Purchase Payment may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.



WITHDRAWALS. Tax-sheltered annuity contracts must contain restrictions on withdrawals of:



     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



     -    earnings on those contributions; and



     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.



These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions.



Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under Section 403(b) of the Code and applicable Treasury Regulations.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)



LOANS. Loans from Qualified Contracts intended for use under Section 403(b) Qualified Plans, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) Qualified Plans: 1) that were issued prior to January 1, 2009; 2) that are not subject to Title 1 of ERISA, and 3) that have not elected a guaranteed minimum withdrawal benefit Rider. We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with Section 403(b) Qualified Plans.



COLLECTING AND USING INFORMATION. Through your participation in a retirement plan intended to qualify under Section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.



If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.



RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM



Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:



     - termination of employment in all Texas public institutions of higher education;



     -    retirement;



     -    death; or



     -    the participant's attainment of age 70 1/2.



Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant's transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS



Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code Section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS



Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.



A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.


                         Calculation of Annuity Payments

Calculation of Annuity Units

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                         (2) the assumed investment rate
                                (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                    payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

     (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

     (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              Additional Information about Determining Unit Values

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate

     For any period, the net investment rate for a variable investment option equals

     (1) the percentage total investment return of the corresponding Portfolio for that period (assuming reinvestment of all dividends and other distributions from the Portfolio), less

     (2) for each calendar day in the period, a deduction of 0.001781% of the value of the variable investment option at the beginning of the period, and less

     (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $71.21 assuming a one day period. The $71.21 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00001781. By substituting in the first formula above, the net investment rate is equal to $3928.76 ($2000 + $3000 - $1000 - $71.21)
divided by $4,000,000 or 0.0009822.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be {$11.250000 x (1 + .0009822)} or $11.261050. The value of an annuity unit at the end of the period would be {$1.0850000 x (1. + .0009822) x ..99990575} or $1.085963. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                  Purchase and Redemptions of Portfolio Shares

JHVLICO purchases and redeems Portfolio shares for the Separate Account at their net asset value without any sales or redemption charges. Each available Portfolio issues its own separate series of Portfolio shares. Each such series represents an interest in one of the Portfolios of the Series Portfolio, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Portfolio at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each Portfolio for each variable investment option based on, among other things, the amount of Purchase Payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Portfolio share for each Portfolio determined on that same date.

                              The Separate Account

In addition to the assets attributable to Contracts, the Separate Account may include amounts contributed by JHVLICO to commence operations of a Variable Investment Option or an underlying Portfolio. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact the transfer might have on any Variable Investment Option. The assets of one Variable Investment Option are not necessarily legally insulated from liabilities associated with another Variable Investment Option.

                            Delay of Certain Payments


Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuities Service Center. However, redemption may be suspended and payment may be postponed under the following conditions:


     (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

     (2)  when trading on that Exchange is restricted;

     (3) when an emergency exists, as determined by the SEC, as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

     (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                        Liability for Telephone Transfers

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

     -    requiring personal identification,

     -    tape recording calls, and

     -    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                Voting Privileges

Here's the formula we use to determine the number of Portfolio shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                               Portfolio's shares

At a shareholders' meeting, you may give instructions regarding:

     (1)  the election of a Board of Trustees,

     (2)  the ratification of the selection of independent auditors,

     (3) the approval of a Series Portfolio's investment management agreements, and

     (4)  other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the Portfolio shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Portfolio shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Portfolio by the net asset value of one share of that Portfolio.

We will furnish you information and forms so that you may give voting instructions.

We may own Portfolio shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Portfolio's shares (including owners who participate in separate accounts other than the Separate Account). The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                              Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Variable Life Insurance Company
Years Ended December 31, 2008, 2007, and 2006

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm........................................... F-2

Audited Consolidated Financial Statements.........................................................

   Consolidated Balance Sheets-
   As of December 31, 2008 and 2007............................................................... F-3

   Consolidated Statements of Income-
   For the Years Ended December 31, 2008, 2007, and 2006.......................................... F-5

   Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (Loss)-
   For the Years Ended December 31, 2008, 2007, and 2006.......................................... F-6

   Consolidated Statements of Cash Flows-
   For the Years Ended December 31, 2008, 2007, and 2006.......................................... F-7

   Notes to Consolidated Financial Statements..................................................... F-9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2008 and 2007 and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 the Company changed its method of accounting for income tax related cash flows generated by investments in leveraged leases and collateral related to certain derivative activities.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 16, 2009

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                         December 31,
                                                        ---------------
                                                         2008    2007
                                                        ------- -------
                                                         (in millions)
         Assets
         Investments
            Fixed maturities:..........................
                Available for sale--at fair value......
                (cost: 2008--$5,049; 2007--$4,971)..... $ 4,626 $ 4,968
            Equity securities:.........................
                Available-for-sale--at fair value......
                (cost: 2008--$1; 2007--$2).............       1       4
            Mortgage loans on real estate..............     993   1,032
            Investment real estate.....................     255     258
            Policy loans...............................     510     465
            Other invested assets......................     251     208
                                                        ------- -------
                Total Investments......................   6,636   6,935

            Cash and cash equivalents..................     434     185
            Accrued investment income..................      78      73
            Goodwill...................................     411     411
            Value of business acquired.................   1,439   1,276
            Deferred policy acquisition costs..........     662     545
            Amounts due from affiliates................       2     121
            Intangible assets..........................     207     211
            Reinsurance recoverable....................     571     483
            Other assets...............................      18       5
            Separate account assets....................   7,029   7,949
                                                        ------- -------
                Total Assets........................... $17,487 $18,194
                                                        ======= =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                                                              December 31,
                                                                                                            ----------------
                                                                                                              2008    2007
                                                                                                            -------  -------
                                                                                                             (in millions)
Liabilities and Shareholder's Equity
Liabilities
   Future policy benefits.................................................................................. $ 7,083  $ 6,924
   Policyholders' funds....................................................................................      86       50
   Unearned revenue........................................................................................     244      104
   Unpaid claims and claim expense reserves................................................................      63       38
   Policyholder dividends..................................................................................       2        2
   Amounts due to affiliates...............................................................................      99      179
   Current income tax payable..............................................................................      --       84
   Deferred income tax liability...........................................................................     520      463
   Other liabilities.......................................................................................     330      280
   Separate account liabilities............................................................................   7,029    7,949
                                                                                                            -------  -------
       Total Liabilities...................................................................................  15,456   16,073

Commitments and Legal Proceedings (Note 7)

Shareholder's Equity
   Common stock ($50.00 par value; 50,000 shares authorized, issued, and outstanding at December 31, 2008
     and 2007).............................................................................................       2        2
   Additional paid-in capital..............................................................................   2,016    2,017
   Retained earnings.......................................................................................     137       97
   Accumulated other comprehensive (loss) income...........................................................    (124)       5
                                                                                                            -------  -------
       Total Shareholder's Equity..........................................................................   2,031    2,121
                                                                                                            -------  -------
       Total Liabilities and Shareholder's Equity.......................................................... $17,487  $18,194
                                                                                                            =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                     Years ended December 31,
                                                                                     -----------------------
                                                                                     2008     2007    2006
                                                                                     ----     ----    ----
                                                                                      (in millions)
Revenues
   Premiums......................................................................... $ 72     $ 59    $ 71
   Fee income.......................................................................  153      345     263
   Net investment income............................................................  333      368     358
   Net realized investment and other gains (losses).................................  (72)       4      (6)
                                                                                      ----     ----    ----
       Total revenues...............................................................  486      776     686

Benefits and expenses
   Benefits to policyholders........................................................  251      349     257
   Policyholder dividends...........................................................   19       22      20
   Amortization of deferred policy acquisition costs and value of business acquired.    8       59      76
   Other operating costs and expenses...............................................   76       76     121
                                                                                      ----     ----    ----
       Total benefits and expenses..................................................  354      506     474
                                                                                      ----     ----    ----

Income before income taxes..........................................................  132      270     212

Income taxes........................................................................   67       92      71
                                                                                      ----     ----    ----

Net income.......................................................................... $ 65     $178    $141
                                                                                      ====     ====    ====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
                    EQUITY AND COMPREHENSIVE INCOME (LOSS)

                                                            Additional          Accumulated Other     Total
                                                    Capital  Paid-in   Retained   Comprehensive   Shareholder's  Outstanding
                                                     Stock   Capital   Earnings   Income (Loss)      Equity         Shares
                                                    ------- ---------- -------- ----------------- ------------- --------------
                                                           (in millions, except for shares outstanding)         (in thousands)
Balance at January 1, 2006.........................   $2      $2,017    $  38         $ (13)         $2,044           50
Comprehensive income:
   Net income......................................                       141                           141
       Other comprehensive income, net of tax:.....
          Net unrealized investment gains..........                                       7               7
          Cash flow hedges.........................                                       1               1
                                                                                                     ------

Comprehensive income...............................                                                     149

Dividends paid to Parent...........................                       (95)                          (95)
                                                      --      ------    -----         -----          ------           --
Balance at December 31, 2006.......................   $2      $2,017    $  84         $  (5)         $2,098           50
                                                      ==      ======    =====         =====          ======           ==
Comprehensive income:
   Net income......................................                       178                           178
       Other comprehensive income, net of tax:.....
          Net unrealized investment gains..........                                      10              10
                                                                                                     ------

Comprehensive income...............................                                                     188

Adoption of FSP No. FAS13-2........................                       (15)                          (15)
Dividends paid to Parent...........................                      (150)                         (150)
                                                      --      ------    -----         -----          ------           --
Balance at December 31, 2007.......................   $2      $2,017    $  97         $   5          $2,121           50
                                                      ==      ======    =====         =====          ======           ==
Comprehensive income:
   Net income......................................                        65                            65
       Other comprehensive income, net of tax:.....
          Net unrealized investment losses.........                                    (130)           (130)
          Cash flow hedges.........................                                       1               1
                                                                                                     ------
Comprehensive loss.................................                                                     (64)

Dividends paid to Parent...........................                       (25)                          (25)
Transfer of invested assets from affiliate.........               (1)                                    (1)
                                                      --      ------    -----         -----          ------           --
Balance at December 31, 2008.......................   $2      $2,016    $ 137         $(124)         $2,031           50
                                                      ==      ======    =====         =====          ======           ==

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                   Years ended December 31
                                                                                   -----------------------
                                                                                    2008    2007     2006
                                                                                   -----  -------  -------
                                                                                        (in millions)
Cash flows from operating activities:
Net income........................................................................ $  65  $   178  $   141
Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premium and accretion of discounts, net--fixed maturities......    21       26       38
   Net realized investment and other (gains) losses...............................    72       (4)       6
   Amortization of deferred policy acquisition costs..............................    18       39       51
   Amortization of value of business acquired.....................................   (10)      20       25
   Capitalization of deferred policy acquisition costs............................   (76)     (85)    (198)
   Depreciation and amortization..................................................     8        9        6
   (Increase) decrease in accrued investment income...............................    (5)      (6)       4
   Decrease in other assets and other liabilities, net............................   170       10       86
   Increase in policyholder liabilities and accruals, net.........................    25      110      141
   Increase in deferred income taxes..............................................   127       16       47
                                                                                   -----  -------  -------
Net cash provided by operating activities.........................................   415      313      347

Cash flows from investing activities:
   Sales of:......................................................................
       Fixed maturities...........................................................   274      463      865
       Equity securities..........................................................    --      149        6
       Real estate................................................................     1       --       --
       Other invested assets......................................................    45       39      224
   Maturities, prepayments, and scheduled redemptions of:.........................
       Fixed maturities...........................................................   259      144       98
       Mortgage loans on real estate..............................................   150      202      169
   Purchases of:..................................................................
       Fixed maturities...........................................................  (698)  (1,001)  (1,410)
       Equity securities..........................................................    --       (4)    (111)
       Real estate................................................................    (2)      (1)    (100)
       Other invested assets......................................................   (95)     (54)     (83)
   Mortgage loans on real estate issued...........................................  (104)    (181)     (94)
   FSP No. FAS 13-2 transition adjustment.........................................    --      (15)      --
   Other, net.....................................................................   (80)       3      (18)
                                                                                   -----  -------  -------
Net cash used in investing activities............................................. $(250) $  (256) $  (454)
                                                                                   -----  -------  -------

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                           Years ended December 31,
                                                                           -----------------------
                                                                            2008     2007    2006
                                                                            -----   -----   -----
                                                                              (in millions)
Cash flows from financing activities:
   Dividends paid to Parent............................................... $ (25)   $(150)  $ (95)
   Universal life and investment-type contracts deposits..................   312      366     769
   Universal life and investment-type contract maturities and withdrawals.  (286)    (382)   (778)
   Net transfers from separate accounts to policyholders' funds...........    83       29     247
                                                                            -----   -----   -----
Net cash provided by (used in) financing activities.......................    84     (137)    143
                                                                            -----   -----   -----

Net increase (decrease) in cash and cash equivalents......................   249      (80)     36
Cash and cash equivalents at beginning of year............................   185      265     229
                                                                            -----   -----   -----
Cash and cash equivalents at end of year.................................. $ 434    $ 185   $ 265
                                                                            =====   =====   =====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 -- Summary of Significant Accounting Policies

Business. John Hancock Variable Life Insurance Company ("JHVLICO" or the "Company") is a wholly-owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"), which is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based, publicly traded stock life insurance company.

The Company provides a wide range of insurance and investment products to customers located primarily in the United States. These products, including individual life insurance and fixed and variable annuities, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company is licensed in all states except New York.

Basis of Presentation. These financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, John Hancock Life & Health Insurance Company (formerly known as Manulife Insurance Company). Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated.

On April 28, 2004 (the "acquisition date"), MFC acquired JHFS and its subsidiaries, which was accounted for using the purchase method of accounting. The accompanying consolidated financial statements include purchase accounting adjustments related to the acquisition.

Reclassifications. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments. The Company classifies its fixed maturity securities other than leveraged leases as available-for-sale and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of policyholder related amounts and deferred income taxes. Interest income is generally recognized on the accrual basis. The amortized cost of debt securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premium and accretion of discounts is included in net investment income. Impairments in value deemed to be other than temporary are reported as a component of net realized and other gains (losses).

The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at the lease's expected internal rate of return.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses). Dividends are recorded as income on the ex-dividend date.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to Separate Accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments. The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company's Consolidated Balance Sheets in other assets or other liabilities at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments, as well as the offsetting changes in fair value of the hedged items, are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses).

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in accumulated other comprehensive income and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in accumulated other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

The Company is a party to financial instruments that may contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether bifurcation is required. If it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract. Embedded derivatives are carried at fair value with changes in fair value reported in net realized investment and other gains (losses) or benefits to policyholders for certain separate account guarantees.

Cash and Cash Equivalents. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill, Value of Business Acquired, and Other Intangible Assets. On April 28, 2004, MFC acquired JHFS and its subsidiaries, which was accounted for using the purchase method of accounting. The allocation of purchase consideration resulted in the recognition of goodwill, value of business acquired ("VOBA"), and other intangible assets as of the acquisition date.

Goodwill recorded on the Company's Consolidated Balance Sheets represents primarily the excess of the cost over the fair value of the Company's identifiable net assets acquired by MFC.

VOBA is the present value of estimated future profits of insurance policies in-force related to businesses acquired by MFC. The Company amortizes VOBA using the same methodology and assumptions used to amortize deferred policy acquisition costs ("DAC") and tests for recoverability at least annually.

Other intangible assets include brand name and distribution networks recognized at the acquisition date. Brand name is not subject to amortization. Distribution networks are amortized over their respective estimated lives in other operating costs and expenses.

The Company tests goodwill and brand name for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred. Distribution networks are reviewed for impairment only upon the occurrence of certain triggering events. An impairment is recorded whenever an intangible asset's fair value is deemed to be less than its carrying value.

Deferred Policy Acquisition Costs. DAC are costs that vary with, and are related primarily to, the production of new insurance business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain costs of policy issuance and underwriting, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


For annuity, universal life insurance, and investment-type products, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC and unearned revenue amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included accumulated other comprehensive income.

DAC related to non-participating traditional life insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

Reinsurance. The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Income reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Account Assets and Liabilities. Separate account assets and liabilities reported on the Company's Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Income. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders' Funds. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 3% of the Company's traditional life net insurance in-force at December 31, 2008 and 2007, and 28%, 29%, and 24% of the Company's traditional life net insurance premiums for the years ended December 31, 2008, 2007, and 2006, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders' fund balances and after annuitization are equal to the present value of expected future payments.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue or acquisition date. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


Policyholders' funds for universal life and investment-type products are equal to the total of the policyholder account values before surrender charges, additional reserves established to adjust for lower market interest rates as of the acquisition date, and additional reserves established on certain guarantees offered in certain investment-type products. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported life insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends. Policyholder dividends are approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the proper level of statutory surplus to be retained by the Company.

Revenue Recognition. Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life and investment-type contracts are credited to policyholders' account balances. Revenues from these contracts, as well as annuities, consist of amounts assessed against policyholders' account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Income Taxes. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Recent Accounting Pronouncements

   FASB Staff Position No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF No. 99-20-1")

In January 2009, the FASB issued FSP EITF No. 99-20-1 which helps conform the impairment guidance in EITF No. 99-20 to the impairment guidance of SFAS
No. 115. EITF No. 99-20 applies to debt securities backed by securitized financial assets (ABS), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available for sale and generally have fair values below their carrying values. FSP EITF No. 99-20-1 allows the Company to consider its own expectations about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other than temporarily impaired. EITF No. 99-20 formerly required the Company to consider only market participant expectations about the ABS future cash flows in this situation. FSP EITF No. 99-20-1 was effective for the Company on December 31, 2008. Adoption of FSP EITF No. 99-20-1 on
January 1, 2009 did not result in any impact to the Company's financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


   Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS No. 161")

In March 2008, the FASB issued SFAS No. 161 which provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items which are accounted for under SFAS
No. 133. SFAS No. 161 will be effective for the Company's financial statements in 2009. The adoption of this guidance will have no impact on the Company's Consolidated Balance Sheet or Consolidated Statements of Income.

   Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157")

Effective January 1, 2008, the Company adopted SFAS No. 157, which provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value and expands disclosure requirements about fair value measurements. SFAS No. 157 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. SFAS No. 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS
No. 157 establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, classified in three levels ("Level 1, 2 and 3") with the most observable input level being Level 1. The adoption of this standard did not have any impact on the Company's financial position or results of operations.

In February 2008, the FASB issued FSP SFAS No. 157-2 which delayed the effective date of SFAS No. 157 to the Company's fiscal years beginning
January 1, 2009 for nonfinancial assets and liabilities which are not fair valued on a recurring basis. As a result of the issuance of FSP SFAS No. 157-2, the Company did not apply the provisions of SFAS No. 157 to nonfinancial assets and liabilities during 2008. Expiration of FSP SFAS No. 157-2's deferral on January 1, 2009 did not result in any impact to the Company's financial statements.

In October 2008, the FASB issued FSP SFAS No. 157-3 which provides additional guidance on determining fair values of illiquid securities. This FSP was immediately effective, retroactive to prior reporting periods for which financial statements had not yet been issued. The Company determined that the provisions of FSP SFAS No. 157-3 did not impact the assessment of fair values of any of its financial assets or liabilities.

   Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159")

In February 2007, the FASB issued SFAS No. 159 to provide companies with the opportunity to mitigate the earnings volatility caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS No. 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on an instrument-by-instrument basis.

On January 1, 2008, the Company adopted SFAS No. 159 but did not elect the fair value option for any of its financial assets or liabilities. Accordingly, the adoption of this standard did not have any impact on the Company's financial position or results of operations.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


   Statement of Financial Accounting Standards No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51" ("SFAS No. 160")

In December 2007, the FASB issued SFAS No. 160 which establishes accounting guidance for non-controlling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will require that non-controlling interest be included in shareholder equity and separately reported there, that a consolidated entity's net income include and present separately amounts attributable to both the controlling and non-controlling interests, that continuity of equity accounts for both controlling interests and non-controlling interests be presented on a company's statement of changes in equity, and that changes in a parent's ownership of a subsidiary which do not result in deconsolidation be accounted for as transactions in the company's own stock. Deconsolidation will result in gain/loss recognition, with any retained non-controlling interest measured initially at fair value. SFAS No. 160 will be effective for the Company's financial statements in 2009, and will be applied prospectively, except for the presentation and disclosure requirements which will be applied retrospectively.

   FASB Staff Position Fin No. 39-1, "Amendment of Offsetting of Amounts Related to Certain Contracts" ("FSP FIN No. 39-1")

In April 2007, the FASB issued FSP FIN No. 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN No. 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN No. 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase in derivative assets equally offset by an increase in derivative liabilities at December 31, 2007 and 2006 of $3 million and $0 million, respectively.

   FASB Staff Position SFAS No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP No. SFAS 13-2")

In September 2006, the FASB issued FSP No. SFAS 13-2 which requires that changes in the projected timing of cash flows relating to income taxes generated by a leveraged lease be considered triggers requiring recalculation of the rate of return and allocation of lease income from the inception of the lease, with gain or loss recognition of any resulting change. Prior to this amendment, only changes to lease assumptions which affected the total amount of estimated net income were considered to be such triggers.

FSP SFAS No. 13-2 was effective for the Company's financial statements beginning January 1, 2007 and cannot be retrospectively applied. Adoption of FSP No. SFAS 13-2 resulted in a charge to opening retained earnings at January 1, 2007 of $15 million net of tax.

   FASB Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN No. 48")

In June 2006, the FASB issued FIN No. 48 which prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain positions that it has taken or expects to take on a tax return. FIN No. 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both (a) and
(b). FIN No. 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


FIN No. 48 was effective for the Company's consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN No. 48 had no material impact on the Company's Consolidated Balance Sheet at December 31, 2007 or Consolidated Statement of Income for the year ended December 31, 2007.

   AICPA Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP No. 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP
No. 05-1. SOP No. 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged to expense.

SOP No. 05-1 was effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP No. 05-01 as of January 1, 2007, there was no impact to the Company's Consolidated Balance Sheet or Consolidated Statement of Income.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 -- Investments

Fixed Maturities and Equity Securities

The Company's investments in fixed maturities and equity securities classified as available-for-sale are summarized below:

                                                                                                 December 31, 2008
                                                                                  -----------------------------------------------
                                                                                                   Gross      Gross
                                                                                                 Unrealized Unrealized
                                                                                  Amortized Cost   Gains      Losses   Fair Value
                                                                                  -------------- ---------- ---------- ----------
                                                                                                   (in millions)
Fixed maturities and equity securities:
   Corporate securities..........................................................     $3,947        $41        $378      $3,610
   Asset-backed and mortgage-backed securities...................................        727          2         108         621
   Obligations of states and political subdivisions..............................         10         --          --          10
   U.S. Treasury securities and obligations of U.S. government corporations and
     agencies....................................................................        138         20          --         158
   Other fixed maturities/(1)/...................................................        227         --          --         227
                                                                                      ------        ---        ----      ------
   Total fixed maturities available-for-sale at fair value.......................      5,049         63         486       4,626
   Equity securities available for sale..........................................          1         --          --           1
                                                                                      ------        ---        ----      ------
   Total fixed maturities and equity securities..................................     $5,050        $63        $486      $4,627
                                                                                      ======        ===        ====      ======

                                                                                                 December 31, 2007
                                                                                  -----------------------------------------------
                                                                                                   Gross      Gross
                                                                                                 Unrealized Unrealized
                                                                                  Amortized Cost   Gains      Losses   Fair Value
                                                                                  -------------- ---------- ---------- ----------
                                                                                                   (in millions)
Fixed maturities and equity securities:
   Corporate securities..........................................................     $3,898        $45        $ 45      $3,898
   Asset-backed and mortgage-backed securities...................................        811          6          10         807
   Obligations of states and political subdivisions..............................          9         --          --           9
   U.S. Treasury securities and obligations of U.S. government corporations and
     agencies....................................................................         22          1          --          23
   Other fixed maturities/(1)/...................................................        231         --          --         231
                                                                                      ------        ---        ----      ------
   Total fixed maturities available-for-sale at fair value.......................      4,971         52          55       4,968
   Equity securities available for sale..........................................          2          2          --           4
                                                                                      ------        ---        ----      ------
   Total fixed maturities and equity securities..................................     $4,973        $54        $ 55      $4,972
                                                                                      ======        ===        ====      ======

--------
/(1)/The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at each lease's expected internal rate of return.

The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below:

                                                  Amortized Cost Fair Value
                                                  -------------- ----------
                                                        (in millions)
     Fixed maturities available-for-sale:
     Due in one year or less.....................     $  250       $  247
     Due after one year through five years.......      1,805        1,718
     Due after five years through ten years......      1,192        1,058
     Due after ten years.........................        848          755
                                                      ------       ------
                                                       4,095        3,778
     Asset-backed and mortgage-backed securities.        727          621
                                                      ------       ------
        Total....................................     $4,822       $4,399
                                                      ======       ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Fixed Maturities and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more to determine whether impairments need to be taken. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer,
(2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of the other-than-temporary impairment charges.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position:

     Unrealized Losses on Fixed Maturity Securities Available-For-Sale--By
                                Investment Age

                                                                   Year ended December 31, 2008
                                                    -----------------------------------------------------------
                                                    Less than 12 months  12 months or more         Total
                                                    ------------------- ------------------- -------------------
                                                    Carrying Unrealized Carrying Unrealized Carrying Unrealized
                                                     Value     Losses    Value     Losses    Value     Losses
                                                    -------- ---------- -------- ---------- -------- ----------
                                                                           (in millions)
Corporate securities...............................  $2,072     $279     $  535     $ 99     $2,607     $378
Asset-backed and mortgage-backed securities........     318       49        234       59        552      108
                                                     ------     ----     ------     ----     ------     ----
Total fixed maturity securities available-for-sale.  $2,390     $328     $  769     $158     $3,159     $486
                                                     ======     ====     ======     ====     ======     ====

                                                                   Year ended December 31, 2007
                                                    -----------------------------------------------------------
                                                    Less than 12 months  12 months or more         Total
                                                    ------------------- ------------------- -------------------
                                                    Carrying Unrealized Carrying Unrealized Carrying Unrealized
                                                     Value     Losses    Value     Losses    Value     Losses
                                                    -------- ---------- -------- ---------- -------- ----------
                                                                           (in millions)
Corporate securities...............................  $  600     $ 14     $1,056     $ 31     $1,656     $ 45
Asset-backed and mortgage-backed securities........      90        2        311        8        401       10
                                                     ------     ----     ------     ----     ------     ----
Total fixed maturity securities available-for-sale.  $  690     $ 16     $1,367     $ 39     $2,057     $ 55
                                                     ======     ====     ======     ====     ======     ====

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade fixed maturity securities increased to $80 million at December 31, 2008 from $7 million at December 31, 2007 primarily due to interest rate changes.

At December 31, 2008 and 2007, there were 1,107 and 839 fixed maturity securities with an aggregate gross unrealized loss of $486 million and $55 million, respectively, of which the single largest unrealized loss was $10 million and $2 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

The Company had no unrealized losses on equity securities available-for-sale at December 31, 2008 and December 31, 2007, respectively.

Available-for-sale securities with amortized cost of $4 million were non-income producing for the year ended December 31, 2008. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2008.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


Assets on Deposit

As of December 31, 2008 and 2007, fixed maturity securities with a fair value of $22 million and $18 million were on deposit with government authorities as required by law.

Mortgage Loans on Real Estate

At December 31, 2008, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

                            Carrying                                Carrying
Collateral Property Type     Amount     Geographic Concentration     Amount
------------------------  ------------- ------------------------  -------------
                          (in millions)                           (in millions)
 Apartments..............     $159       East North Central......     $ 95
 Industrial..............      132       East South Central......       52
 Office buildings........      173       Middle Atlantic.........      115
 Retail..................      282       Mountain................       62
 Mixed use...............       19       New England.............       77
 Agricultural............       57       Pacific.................      280
 Agri Business...........      113       South Atlantic..........      194
 Other...................       62       West North Central......       20
                                         West South Central......      102

 Allowance for losses....       (4)      Allowance for losses....       (4)
                              ----                                    ----
 Total...................     $993       Total...................     $993
                              ====                                    ====

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

                              Balance at Beginning                      Balance at End
                                   of Period       Additions Deductions   of Period
                              -------------------- --------- ---------- --------------
                                                   (in millions)
Year ended December 31, 2008.          $2             $3         $1           $4

Year ended December 31, 2007.           3              1          2            2

Year ended December 31, 2006.           4              1          2            3

Mortgage loans with carrying value of $2 million were non-income producing for the year ended December 31, 2008. At December 31, 2008, mortgage loans with carrying value of $1 million were delinquent by less than 90 days and $2 million were delinquent by 90 days or more.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


The total recorded investment in mortgage loans that are considered to be impaired along with the related provision for losses were as follows:

                                                                    December 31,
                                                                    -----------
                                                                    2008    2007
                                                                    ----    ----
                                                                    (in millions)
  Impaired mortgage loans on real estate with provision for losses. $ 6     $ 3
  Provision for losses.............................................  (4)     (2)
                                                                    ---     ---
  Net impaired mortgage loans on real estate....................... $ 2     $ 1
                                                                    ===     ===

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                        Years ended December 31,
                                                        ------------------------
                                                        2008     2007    2006
                                                        ----     ----    ----
                                                        (in millions)
         Average recorded investment in impaired loans. $ 4      $ 5     $10
         Interest income recognized on impaired loans..  --       --      --

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

There were no restructured mortgage loans as of December 31, 2008 and 2007.

Investment Real Estate

There was no non-income producing real estate for the years ended December 31, 2008 and 2007. Depreciation expense on investment real estate was $5 million, $5 million, and $3 million, in 2008, 2007, and 2006, respectively. Accumulated depreciation was $16 million and $11 million at December 31, 2008 and 2007, respectively.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

                                                        Years ended December 31,
                                                        -----------------------
                                                         2008    2007    2006
                                                         -----   ----    ----
                                                          (in millions)
      Net investment income
         Fixed maturities.............................. $ 271    $277    $265
         Equity securities.............................    --      --       5
         Mortgage loans on real estate.................    59      58      60
         Investment real estate........................     7      12      11
         Policy loans..................................    24      23      20
         Short-term investments........................    12      19       8
         Other.........................................   (23)     (6)      4
                                                         -----    ----    ----
         Gross investment income.......................   350     383     373

             Less investment expenses..................    17      15      15
                                                         -----    ----    ----

      Net investment income............................ $ 333    $368    $358
                                                         =====    ====    ====

      Net realized investment and other gains (losses)
         Fixed maturities.............................. $(108)   $ (6)   $  1
         Equity securities.............................    --      17       1
         Mortgage loans on real estate.................    (1)     (1)      4
         Derivatives and other invested assets.........    37      (6)    (12)
                                                         -----    ----    ----

      Net realized investment and other gains (losses). $ (72)   $  4    $ (6)
                                                         =====    ====    ====

Gross gains were realized on the sale of available-for-sale securities of $13 million, $25 million, and $20 million for the years ended December 31, 2008, 2007, and 2006, respectively, and gross losses were realized on the sale of available-for-sale securities of $0 million, $3 million, and $15 million for the years ended December 31, 2008, 2007, and 2006, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $116 million, $20 million, and $9 million for the years ended December 31, 2008, 2007, and 2006, respectively, were recognized in the Consolidated Statements of Income.

Note 3 -- Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and to manage the duration of assets and liabilities.

Fair Value Hedges. The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

Cross currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Derivatives and Hedging Instruments - (continued)


For the years ended December 31, 2008, 2007, and 2006, the Company recognized net gains of $3 million, net loss of $5 million, and net gains of $2 million, respectively, related to the ineffective portion of its fair value hedges and did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. These amounts are recorded in net realized investment and other gains (losses). In 2008, the Company had no hedges of firm commitments.

Cash Flow Hedges. The Company uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will make on certain floating rate fixed income securities. Amounts are reclassified from accumulated other comprehensive income as a yield adjustment when the payments are made.

For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any gains or losses related to the ineffective portion of cash flow hedges. For the years ended December 31, 2008, 2007, and 2006, all of the Company's hedged forecast transactions qualified as cash flow hedges.

For the years ended December 31, 2008, 2007 and 2006, the Company had no gains or losses reclassified from accumulated other comprehensive income to net income. It is anticipated that no gains or losses will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum length for which variable cash flows are hedged is 7.5 years.

For the years ended December 31, 2008, 2007, and 2006, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2008, 2007 and 2006, net gains (net of tax) of $1 million, $0 million and $1 million, respectively, representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income.

Derivatives Not Designated as Hedging Instruments. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, credit default swaps, and interest rate cap agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate cap agreements are contracts with counterparties which require the payment of a premium for the right to receive payments for the difference between the cap interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts expensed on interest rate cap agreements are recorded as an adjustment to net investment income.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

For the years ended December 31, 2008, 2007 and 2006, net losses of $29 million, $8 million and $4 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts are recorded in net realized investment and other gains (losses).

Embedded Derivatives. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include reinsurance contracts and fixed maturities.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Derivatives and Hedging Instruments - (continued)


Outstanding derivative instruments were as follows:

                                                             December 31,
                                            -----------------------------------------------
                                                     2008                    2007
                                            ----------------------- -----------------------
                                            Notional Carrying Fair  Notional Carrying Fair
                                             Amount   Value   Value  Amount   Value   Value
                                            -------- -------- ----- -------- -------- -----
                                                             (in millions)
Assets:
Derivatives:
   Interest rate swap agreements...........   $181     $  5   $  5   $  221    $ 2     $ 2
   Interest rate cap agreements............     --       --     --      150     --      --
   Cross currency rate swap agreements.....      4       --     --       --     --      --
   Credit default swaps....................      1       --     --       --     --      --
   Embedded derivatives - fixed maturities.     --       --     --        1     --      --
   Embedded derivatives - reinsurance......     --       34     34       --     --      --
                                              ----     ----   ----   ------    ---     ---
Total Assets...............................   $186     $ 39   $ 39   $  372    $ 2     $ 2
                                              ====     ====   ====   ======    ===     ===

Liabilities:
Derivatives:
   Interest rate swap agreements...........   $924     $132   $132   $1,022    $42     $42
   Cross currency rate swap agreements.....     10        1      1       24      5       5
   Credit default swaps....................     --       --     --        8     --      --
   Embedded derivatives - fixed maturities.     15        1      1       10     --      --
   Embedded derivatives - reinsurance......     --       --     --       --     25      25
   Foreign exchange forward agreements.....     --       --     --        1     --      --
                                              ----     ----   ----   ------    ---     ---
Total Liabilities..........................   $949     $134   $134   $1,065    $72     $72
                                              ====     ====   ====   ======    ===     ===

Credit Risk. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date.

The Company manages its credit risk by entering into transactions with credit worthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company's derivative usage is required. As of December 31, 2008 and 2007, the Company had not accepted any collateral and pledged collateral of $107 million and $0 million, respectively, which is included in fixed maturities on the Consolidated Balance Sheets.

Note 4 -- Income Taxes

JHVLICO and its subsidiaries join with JHLICO and other affiliates in filing a consolidated tax return.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4 -- Income Taxes - (continued)


The components of income taxes were as follows:

                                             Years ended December 31,
                                             ------------------------
                                             2008     2007    2006
                                             ----     ----    ----
                                              (in millions)
                   Current taxes:
                      Federal............... $(45)    $76     $24
                      Foreign...............   --      --      --
                                              ----    ---     ---
                      Total.................  (45)     76      24
                                              ----    ---     ---

                   Deferred taxes:
                      Federal...............  112      16      47
                      Foreign...............   --      --      --
                                              ----    ---     ---
                      Total.................  112      16      47
                                              ----    ---     ---

                   Total income tax expense. $ 67     $92     $71
                                              ====    ===     ===

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

                                                 Years ended December 31,
                                                 -----------------------
                                                   2008     2007   2006
                                                 ----       ----   ----
                                                   (in millions)
            Tax at 35%.......................... $46        $95    $74
            Add (deduct):
               Prior year taxes.................  26/(1)/    (2)     3
               Tax credits......................  (3)        (3)    (3)
               Tax-exempt investment income.....  (5)        (5)    --
               Lease income.....................  --          4     --
               Unrecognized tax benefits........   3          4     --
               Other............................  --         (1)    (3)
                                                 ---        ---    ---

                   Total income tax expense..... $67        $92    $71
                                                 ===        ===    ===

--------
(1)During 2008, the Company performed a detailed analysis of its tax-basis balance sheet and related deferred tax balances. This analysis resulted in a $28 million increase in the 2008 net deferred tax liability balance due to book/tax differences attributable to prior years. This increase is included in the prior year taxes adjustment line above.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4 -- Income Taxes - (continued)


Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and income tax values of assets and liabilities at each consolidated balance sheet date. Deferred tax assets and liabilities consisted of the following:

                                                         December 31,
                                                         ------------
                                                          2008   2007
                                                         -----  -----
                                                         (in millions)
          Deferred tax assets:
             Policy reserve adjustments................. $ 103  $ 153
             Other comprehensive income.................    67     --
             Federal interest deficiency................    17     12
             Dividends payable to policyholders.........     1      1
             Other......................................     7     69
                                                         -----  -----
                 Total deferred tax assets..............   195    235
                                                         -----  -----

          Deferred tax liabilities:
             Securities and other investments...........    33    112
             Deferred policy acquisition costs..........   104     62
             Value of business acquired.................   576    519
             Lease income...............................     2      2
             Other comprehensive income.................    --      3
                                                         -----  -----
                 Total deferred tax liabilities.........   715    698
                                                         -----  -----

                    Net deferred tax liabilities........ $(520) $(463)
                                                         =====  =====

At December 31, 2008 and 2007, respectively; the Company had no operating loss carryforwards. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $27 million and $18 million in 2008 and 2007, respectively, and received an income tax refund of $21 million in 2006.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1996.

The Internal Revenue Service ("IRS") completed its examinations for years 1996 through 1998 on September 30, 2003 and completed its examinations for years 1999 through 2001 on October 1, 2006. The Company filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. On June 23, 2008 the Company and the IRS Appeals Division agreed to a compromise settlement on several issues that arose in the 1996 through 1998 examination and on December 17, 2008, the IRS issued a statutory notice of deficiency covering the remaining issues. On March 16, 2009, the Company filed a petition in U.S. Tax Court contesting the statutory notice of deficiency. IRS Appeals Division proceedings involving the years 1999 through 2001 are ongoing. The IRS commenced an examination of the Company's income tax returns for the years 2002 through 2004 in the first quarter of 2007. It is anticipated that the audit will be completed by the end of 2009.

The Company adopted the provisions of FIN No. 48 on January 1, 2007. In connection with the adoption of FIN No. 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4 -- Income Taxes - (continued)


A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                  December 31,
                                                                  ------------
                                                                  2008   2007
                                                                  ----   ----
                                                                  (in millions)
   Balance, beginning of year.................................... $106   $ 95
   Additions based on tax positions related to the current year..   17     15
   Reductions based on tax positions related to the current year.   --     --
   Additions for tax positions of prior years....................   24     --
   Reductions for tax positions of prior years...................   (3)    (4)
                                                                  ----   ----
   Balance, end of year.......................................... $144   $106
                                                                  ====   ====

Included in the balance as of December 31, 2008 and December 31, 2007 are $20 million and $18 million, respectively, of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

Included in the balance as of December 31, 2008 and December 31, 2007 are $124 million and $88 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized approximately $17 million, $10 million, and $10 million in interest expense, respectively. The Company had approximately $50 million and $34 million accrued for interest as of December 31, 2008 and December 31, 2007, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2008, 2007, and 2006.

Note 5 -- Related Party Transactions

Reinsurance Transactions

On January 1, 2004, the Company entered into a coinsurance funds withheld reinsurance agreement with John Hancock Reassurance Company, Ltd. ("JHRECO"), an affiliated company. This agreement was amended and restated on April 1, 2007 in order to clarify the wording. The Company entered into this agreement to facilitate its capital management process. The risks reinsured under this agreement are the death benefits that result from the no-lapse guarantee present in the single life and joint life Protection Universal Life Insurance policies. The Company recorded a reinsurance recoverable from JHRECO of $28 million and $20 million at December 31, 2008 and 2007, respectively, which is included with other reinsurance recoverables on the Consolidated Balance Sheets. There were no premiums ceded to JHRECO during the years ended
December 31, 2008, 2007, and 2006, respectively.

The Company has a modified coinsurance agreement with JHLICO to reinsure 50% of its post 1993 issues of certain flexible premium variable life insurance and scheduled premium variable life insurance policies. The agreement increased the Company's income before income taxes by $6 million, $5 million and $5 million for the years ended December 31, 2008, 2007 and 2006, respectively.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5 -- Related Party Transactions - (continued)


Service Agreements

JHLICO provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. JHLICO annually determines a fee (the "parent company service fee") for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operation. The parent company service fee is included in deferred policy acquisition costs on the Company's Consolidated Balance Sheets and as an investment expense in net investment income and in other operating costs and expenses in the Consolidated Statements of Income. As of December 31, 2008 and 2007, respectively, there were accrued payables from the Company to JHLICO of $11 million and $12 million related to these services. Costs incurred were $42 million, $52 million, and $80 million for the years ended December 31, 2008, 2007, and 2006, respectively. JHLICO has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1 million.

JHLICO allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were an expense of $8 million, $11 million, and $7 million for the years ended December 31, 2008, 2007 and 2006, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

On September 2, 2008, the Company purchased a $60 million funding agreement from John Hancock Life Insurance Company (U.S.A.) ("JHUSA"), an affiliate.

The Company participates in a liquidity pool operated by an affiliate, JHUSA, in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreements as amended November 13, 2007. The Company had $387 million and $120 million invested in this pool at December 31, 2008 and 2007, respectively.

At December 31, 2008 and 2007, the Company had a $250 million line of credit with JHFS. At December 31, 2008 and 2007, the Company had no outstanding borrowings under this agreement.

The Company sells deferred annuity contracts that feature a market value adjustment that are registered with the Securities and Exchange Commission ("SEC"). The deferred annuity contracts contain variable investment options and fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep parties whole with respect to the fixed interest bargain for the entire fixed investment period. The Company refers to the fixed investment period options that contain a market value adjustment feature as "MVAs."

On December 30, 2002, JHFS fully and unconditionally guaranteed the Company's obligation to pay amounts due under any MVA that was outstanding on or following such date on transfer, withdrawal, surrender, maturity or annuitization of such MVA. On June 29, 2005, MFC provided a similar guarantee, both with respect to MVAs outstanding at that time and to those to be issued subsequently. JHFS continued to guarantee MVAs that were outstanding before June 29, 2005; however, did not guarantee MVAs issued on or after June 29, 2005. JHFS and MFC are jointly and severally liable under such guarantees.

MFC's guarantee of the MVAs is an unsecured obligation of MFC and is subordinated in the right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinate to MFC's guarantee of the MVAs. Following May, 2005, JHFS ceased filing quarterly and annual reports with the SEC pursuant to SEC Rule 12h-5, and MFC began reporting condensed consolidating financial information regarding the Company in MFC's quarterly and annual reports.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6 -- Reinsurance

The effect of reinsurance on life premiums written and earned was as follows:

                                       Years ended December 31,
                             -------------------------------------------
                                  2008           2007           2006
                             -------------  -------------  -------------
                                Premiums       Premiums       Premiums
                             -------------  -------------  -------------
                             Written Earned Written Earned Written Earned
                             ------- ------ ------- ------ ------- ------
                                            (in millions)
       Direct...............  $149    $149   $157    $157   $163    $163

       Assumed..............     1       1      1       1      1       1

       Ceded................   (78)    (78)   (99)    (99)   (93)    (93)
                              ----    ----   ----    ----   ----    ----
          Net life premiums.  $ 72    $ 72   $ 59    $ 59   $ 71    $ 71
                              ====    ====   ====    ====   ====    ====

At December 31, 2008, 2007, and 2006, benefits to policyholders under life ceded reinsurance contracts were $57 million, $45 million, and $34 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 7 -- Commitments, Contingencies and Legal Proceedings

Commitments. The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $13 million and $1 million, respectively, at December 31, 2008. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2009.

Contingencies. The Company is an investor in leveraged leases and previously established provisions for possible disallowance of the tax treatment and for interest on past due taxes. During the year ended December 31, 2008, the Company increased this provision by $18 million (after tax). The Company continues to believe that deductions originally claimed in relation to these arrangements are appropriate. Although not expected to occur, should the tax attributes of the leveraged leases be fully denied, the maximum after tax exposure including interest would be an additional estimated $29 million at December 31, 2008.

Legal Proceedings. The Company is, primarily through its parent, JHLICO, regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products and as a taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8 -- Shareholder's Equity

Capital Stock

The Company has one class of capital stock, common stock. All of the outstanding common stock of the Company is owned by JHLICO, the parent.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

                                                                                                               Net
                                                                                                           Accumulated
                                                                                            Net Unrealized Gain (Loss)
                                                                                              Investment     on Cash
                                                                                            Gains (Losses) Flow Hedges
                                                                                            -------------- -----------
Balance at January 1, 2006.................................................................      $(12)         $(1)
Gross unrealized investment gains (net of deferred income tax expense of $4 million).......         8           --
Reclassification adjustment for gains realized in net income (net of income tax expense
  of $2 million)...........................................................................        (4)          --
Adjustment for deferred policy acquisition costs (net of deferred income tax expense of
  $2 million)..............................................................................         3           --
                                                                                                 ----          ---
Net unrealized investment gains............................................................         7           --
Net gains on the effective portion of the change in fair value of cash flow hedges (net of
  deferred income tax expense of $0 million)...............................................        --            1
                                                                                                 ----          ---
Balance at December 31, 2006...............................................................      $ (5)         $--
                                                                                                 ====          ===
Gross unrealized investment gains (net of deferred income tax expense of $14 million)......        27           --
Reclassification adjustment for gains realized in net income (net of income tax expense
  of $8 million)...........................................................................       (14)          --
Adjustment for deferred policy acquisition costs (net of deferred income tax benefit of $1
  million).................................................................................        (3)          --
                                                                                                 ----          ---
Net unrealized investment gains............................................................        10           --
                                                                                                 ----          ---
Balance at December 31, 2007...............................................................      $  5          $--
                                                                                                 ====          ===

                                                                                             Accumulated
                                                                                                Other
                                                                                            Comprehensive
                                                                                               Income
                                                                                            -------------
Balance at January 1, 2006.................................................................     $(13)
Gross unrealized investment gains (net of deferred income tax expense of $4 million).......        8
Reclassification adjustment for gains realized in net income (net of income tax expense
  of $2 million)...........................................................................       (4)
Adjustment for deferred policy acquisition costs (net of deferred income tax expense of
  $2 million)..............................................................................        3
                                                                                                ----
Net unrealized investment gains............................................................        7
Net gains on the effective portion of the change in fair value of cash flow hedges (net of
  deferred income tax expense of $0 million)...............................................        1
                                                                                                ----
Balance at December 31, 2006...............................................................     $ (5)
                                                                                                ====
Gross unrealized investment gains (net of deferred income tax expense of $14 million)......       27
Reclassification adjustment for gains realized in net income (net of income tax expense
  of $8 million)...........................................................................      (14)
Adjustment for deferred policy acquisition costs (net of deferred income tax benefit of $1
  million).................................................................................       (3)
                                                                                                ----
Net unrealized investment gains............................................................       10
                                                                                                ----
Balance at December 31, 2007...............................................................     $  5
                                                                                                ====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8 -- Shareholder's Equity - (continued)


                                                                                                                Net
                                                                                                  Net       Accumulated
                                                                                               Unrealized   Gain (Loss)
                                                                                               Investment     on Cash
                                                                                             Gains (Losses) Flow Hedges
                                                                                             -------------- -----------
Balance at January 1, 2008..................................................................     $   5          $--
Gross unrealized investment losses (net of deferred income tax benefit of $141
  million)..................................................................................      (263)          --
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $5 million)...............................................................................        (8)          --
Adjustment for deferred policy acquisition costs, value of business acquired and reserves
  (net of deferred income tax expense of $76 million).......................................       141           --
                                                                                                 -----          ---
Net unrealized investment losses............................................................      (130)          --
Net gains on the effective portion of the change in fair value of cash flow hedges, (net of
  deferred income tax expense of $1 million)................................................        --            1
                                                                                                 -----          ---
Balance at December 31, 2008................................................................     $(125)         $ 1
                                                                                                 =====          ===

                                                                                              Accumulated
                                                                                                 Other
                                                                                             Comprehensive
                                                                                                Income
                                                                                             -------------
Balance at January 1, 2008..................................................................     $   5
Gross unrealized investment losses (net of deferred income tax benefit of $141
  million)..................................................................................      (263)
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $5 million)...............................................................................        (8)
Adjustment for deferred policy acquisition costs, value of business acquired and reserves
  (net of deferred income tax expense of $76 million).......................................       141
                                                                                                 -----
Net unrealized investment losses............................................................      (130)
Net gains on the effective portion of the change in fair value of cash flow hedges, (net of
  deferred income tax expense of $1 million)................................................         1
                                                                                                 -----
Balance at December 31, 2008................................................................     $(124)
                                                                                                 =====

Net unrealized investment gains (losses) included on the Company's Consolidated Balance Sheets as a component of shareholder's equity are summarized below:

                                                                                         December 31,
                                                                                       ----------------
                                                                                        2008  2007 2006
                                                                                       -----  ---- ----
                                                                                         (in millions)
Balance, end of year comprises:
   Unrealized investment gains (losses) on:...........................................
       Fixed maturities............................................................... $(423) $(3) $(33)
       Equity investments.............................................................    --    2    13
       Other investments..............................................................     5   --    --
                                                                                       -----  ---  ----
   Total..............................................................................  (418)  (1)  (20)

Amounts of unrealized investment gains (losses) attributable to:
       Deferred policy acquisition costs, value of business acquired and reserves.....   226    9    13
       Deferred income taxes..........................................................    67   (3)    2
                                                                                       -----  ---  ----
   Total..............................................................................   293    6    15
                                                                                       -----  ---  ----

Net unrealized investment gains (losses).............................................. $(125) $ 5  $ (5)
                                                                                       =====  ===  ====

Statutory Results

The Company and its domestic insurance subsidiary are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile, which is the Commonwealth of Massachusetts. The Company's use of permitted statutory accounting practices does not have a significant impact on statutory surplus.

The Company's statutory net income for the years ended December 31, 2008, 2007, and 2006 was $43 million (unaudited), $169 million, and $105 million, respectively.

The Company's statutory capital and surplus as of December 31, 2008 and 2007 was $545 million (unaudited) and $605 million, respectively.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8 -- Shareholder's Equity - (continued)


Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Commissioner of Insurance ("the Commissioner"). Massachusetts law also limits the dividends an insurer may pay without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of December 31 of the preceding year or (ii) the company's statutory net gain from operations for the preceding year ending December 31, if such insurer is a life company.

Note 9 -- Segment Information

The Company operates in the following three business segments: (1) Protection and (2) Wealth Management, which primarily serve retail customers, and
(3) Corporate and Other.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life, and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual annuities consisting of fixed deferred annuities, fixed immediate annuities, and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate and Other Segment. Primarily consists of the Company's corporate operations. Corporate operations primarily include certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in Note 1 -- Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9 -- Segment Information - (continued)


The following table summarizes selected financial information by segment for the periods indicated:

                                                                                          Wealth   Corporate
                                                                             Protection Management and Other  Total
                                                                             ---------- ---------- --------- -------
                                                                                          (in millions)
2008
   Revenues from external customers.........................................  $   212     $   13      $--    $   225
   Net investment income....................................................      322         10        1        333
   Net realized investment and other losses.................................      (69)        (3)      --        (72)
                                                                              -------     ------      ---    -------
   Revenues.................................................................  $   465     $   20      $ 1    $   486
                                                                              =======     ======      ===    =======

   Net income (loss)........................................................  $    79     $  (11)     $(3)   $    65
                                                                              =======     ======      ===    =======
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.....  $    11     $   --      $--    $    11
   Carrying value of investments accounted for under the equity method......      164          7       --        171
   Amortization of deferred policy acquisition costs and value of business
     acquired...............................................................       (8)        16       --          8
   Income taxes.............................................................       76         (9)      --         67
   Segment assets...........................................................  $15,164     $2,323      $--    $17,487

                                                                                          Wealth   Corporate
                                                                             Protection Management and Other  Total
                                                                             ---------- ---------- --------- -------
                                                                                          (in millions)
2007
   Revenues from external customers.........................................  $   385      $ 19       $--    $   404
   Net investment income....................................................      359        12        (3)       368
   Net realized investment and other gains (losses).........................        7        --        (3)         4
                                                                              -------      ----       ---    -------
   Revenues.................................................................  $   751      $ 31       $(6)   $   776
                                                                              =======      ====       ===    =======

   Net income (loss)........................................................  $   179      $  8       $(9)   $   178
                                                                              =======      ====       ===    =======
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.....  $    10      $ --       $--    $    10
   Carrying value of investments accounted for under the equity method......      145         6        --        151
   Amortization of deferred policy acquisition costs and value of business
     acquired...............................................................       51         8        --         59
   Income taxes.............................................................       91        --         1         92
   Segment assets...........................................................  $17,236      $920       $38    $18,194

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9 -- Segment Information - (continued)


                                                                                                  Wealth   Corporate
                                                                                     Protection Management and Other Total
                                                                                     ---------- ---------- --------- -----
                                                                                                 (in millions)
2006
Revenues from external customers....................................................    $312       $22        $--    $334
   Net investment income............................................................     348        10         --     358
   Net realized investment and other losses.........................................      (6)       --         --      (6)
                                                                                        ----       ---        ---    ----
   Revenues.........................................................................    $654       $32        $--    $686
                                                                                        ====       ===        ===    ====

   Net income (loss)................................................................    $142       $--        $(1)   $141
                                                                                        ====       ===        ===    ====
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.............    $ 13       $--        $--    $ 13
   Carrying value of investments accounted for under the equity method..............     139         7         --     146
   Amortization of deferred policy acquisition costs and value of business acquired.      67         9         --      76
   Income taxes.....................................................................      71        --         --      71

The Company operates primarily in the United States and has no reportable major customers.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10 -- Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

                                                            December 31,
                                                   -------------------------------
                                                        2008            2007
                                                   --------------- ---------------
                                                   Carrying Fair   Carrying Fair
                                                    Value   Value   Value   Value
                                                   -------- ------ -------- ------
                                                            (in millions)
Assets:
   Fixed maturities /(1)/:........................
       Available-for-sale.........................  $4,399  $4,399  $4,737  $4,737
   Equity securities:.............................
       Available-for-sale.........................       1       1       4       4
   Mortgage loans on real estate..................     993     962   1,032   1,016
   Policy loans...................................     510     510     465     465
   Cash and cash equivalents......................     434     434     185     185
   Derivatives:...................................
       Interest rate swap agreements..............       5       5       2       2
       Embedded derivatives- reinsurance..........      34      34      --      --
   Separate account assets........................   7,029   7,029   7,949   7,949

Liabilities:
   Fixed rate deferred and immediate annuities....     140     136     156     148
   Derivatives:...................................
       Interest rate swap agreements..............     132     132      42      42
       Cross currency rate swap agreements........       1       1       5       5
       Embedded derivatives- fixed maturities.....       1       1      --      --
       Embedded derivatives- reinsurance..........      --      --      25      25

--------
(1)Fixed maturities excludes leveraged leases of $227 million and $231 million at December 31, 2008 and 2007, respectively, which are carried at the net investment value calculated by accruing income at the lease's expected internal rate of return in accordance with Statement of Financial Accounting Standard No. 13, Accounting for Leases.

Effective January 1, 2008, the Company adopted SFAS No. 157, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10 -- Fair Value of Financial Instruments - (continued)


SFAS No. 157 resulted in effectively creating the following two primary categories of financial instruments for the purpose of fair value disclosure.

..   Financial Instruments Measured at Fair Value and Reported in the
    Consolidated Balance Sheets--This category includes assets and liabilities measured at fair value on a recurring and non recurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, derivatives and separate account assets. Assets and liabilities measured at fair value on a non recurring basis include mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized.

..   Other Financial Instruments not Reported at Fair Value - This category includes assets and liabilities which do not require the additional SFAS No. 157 disclosures, as follows:

Mortgage loans on real estate - The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans - These loans are carried at unpaid principal balances, which approximates their fair values.

Cash and cash equivalents - The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Fixed-rate deferred and immediate annuities - The fair value of these financial instruments are estimated by projecting multiple interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Valuation Hierarchy

Following SFAS No. 157 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

..   Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Included in the Level 1 category are publicly traded equities and some separate account assets.

..   Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.) and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, and cross currency swaps and certain separate account assets.

..   Level 3 - Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include structured asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and other securities that have little or no price transparency.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10 -- Fair Value of Financial Instruments - (continued)


Determination of Fair Value

The valuation methodologies used to determine the fair values of assets and liabilities under SFAS No. 157 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value, and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Fair Value Measurements on a Recurring Basis

Fixed Maturities

For fixed maturities, including corporate, US Treasury, and municipal securities, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

Equity Securities

Equity securities with active markets are classified within Level 1 as fair values are based on quoted market prices.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter ("OTC") derivatives. The pricing models used are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data. Inputs that are observable generally include: interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Inputs that are unobservable generally include: broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives

As defined in SFAS Statement No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), the Company holds assets and liabilities classified as embedded derivatives in the consolidated balance sheet. The fair value of embedded derivatives primarily relate to reinsurance agreements is determined based on a total return swap methodology. These total return swaps presented within other liabilities on the balance sheet representing the difference between the statutory book value and fair value of the modified coinsurance assets with ongoing changes in fair value recorded in income. The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets

Separate account assets are reported at fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position ("SOP") No. 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company's separate accounts

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10 -- Fair Value of Financial Instruments - (continued)

primarily include: investments in mutual funds, fixed maturity securities, equity securities, and short-term investments and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted market prices or reported net assets values ("NAV"). Open-ended mutual fund investments are included in Level 1. The fair values of fixed maturity securities, equity securities, derivatives, limited partnerships, short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company's general account.

Separate account assets classified as Level 3 consist primarily of investments in limited partnerships.

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis by SFAS No. 157 fair value hierarchy levels, as of December 31, 2008:

                                               December 31, 2008
                                       ----------------------------------
                                         Total
                                       Fair Value Level 1 Level 2 Level 3
                                       ---------- ------- ------- -------
                                                 (in millions)
      Assets:
         Fixed maturities (1):........
             Available-for-sale.......  $ 4,399   $   --  $4,066   $333
         Equity securities:...........
             Available-for-sale.......        1        1      --     --
         Derivative assets (2)........        5       --       5     --
      Embedded derivatives (3)........       34       --      34     --
      Separate account assets (4).....    7,029    6,454     512     63
                                        -------   ------  ------   ----
      Total assets at fair value......  $11,468   $6,455  $4,617   $396
                                        =======   ======  ======   ====

      Liabilities:
      Derivative liabilities (3)......      133       --     133     --
      Embedded derivatives............        1       --      --      1
                                        -------   ------  ------   ----
      Total liabilities at fair value.  $   134   $   --  $  133   $  1
                                        =======   ======  ======   ====

--------
(1)Fixed maturities excludes leveraged leases of $227 million which are carried at the net investment value calculated by accruing income at the lease's expected internal rate of return in accordance with Statement of Financial Accounting Standard No. 13, Accounting for Leases.
(2)Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities in the consolidated balance sheet. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the Level 3 roll forward in the following table.
(3)Embedded derivatives are presented within fixed maturities and other liabilities in the consolidated balance sheet.
(4)Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by SOP No. 03-1.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10 -- Fair Value of Financial Instruments - (continued)


Level 3 Financial Instruments

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:


                                                                                               Fixed
                                                                                             Maturities
                                                                                             ----------

Beginning Balance: January 1, 2008..........................................................    $446
   Net realized/unrealized gains (losses) included in:......................................
       Net income...........................................................................     (52)/(2)/
       Other comprehensive income...........................................................     (77)/(3)/

   Purchases, issuances, (sales) and (settlements), net.....................................       1

   Transfers in and/or (out) of Level 3, net (1)............................................      15
                                                                                                ----
Balance as of December 31, 2008.............................................................    $333
                                                                                                ====
Gains (losses) for the period included in earnings attributable to the change in unrealized
  gains (losses) relating to assets still held at December 31, 2008.........................    $ --
                                                                                                ====

                                                                                                             Net        Separate
                                                                                               Equity     Embedded      Account
                                                                                             Securities  Derivatives   Assets (6)
                                                                                             ----------  -----------   ----------
                                                                                                  (in millions)
Beginning Balance: January 1, 2008..........................................................    $ 1          $--          $69
   Net realized/unrealized gains (losses) included in:......................................
       Net income...........................................................................      1/(4)/      (1)/(5)/     (9)
       Other comprehensive income...........................................................     --           --           --

   Purchases, issuances, (sales) and (settlements), net.....................................     (2)          --            3

   Transfers in and/or (out) of Level 3, net (1)............................................     --           --           --
                                                                                                ---          ---          ---
Balance as of December 31, 2008.............................................................    $--          $(1)         $63
                                                                                                ===          ===          ===
Gains (losses) for the period included in earnings attributable to the change in unrealized
  gains (losses) relating to assets still held at December 31, 2008.........................    $--          $--          $--
                                                                                                ===          ===          ===

--------
(1)For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
(2)This amount is included in net realized investments and other gains on the statement of operations.
(3)This amount is included in accumulated other comprehensive (loss) on the balance sheet.
(4)This amount is included in net realized investment and other gains (losses) on the statement of income and contains unrealized gains (losses) on Level 3 derivatives held at December 31, 2008. All gains and (losses) related to Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure as it is not practicable to track realized and unrealized gains (losses) separately by security.
(5)This amount is included in benefits to policyholders on the statement of operations. All gains and (losses) on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure as it is impracticable to track realized and unrealized gains (losses) separately on a contract by contract basis.
(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

Financial Instruments Measured at Fair Value on a Non Recurring Basis

Certain financial assets are reported at fair value on a non recurring basis, including investments such as mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Goodwill, Value of Business Acquired, and Other Intangible Assets

Goodwill

The changes in the carrying value of goodwill by segment were as follows:

                                                      Wealth
                                         Protection Management Total
                                         ---------- ---------- -----
           Balance at January 1, 2008...    $369       $42     $411
                                            ----       ---     ----
           Balance at December 31, 2008.    $369       $42     $411
                                            ====       ===     ====

           Balance at January 1, 2007...    $369       $42     $411
                                            ----       ---     ----
           Balance at December 31, 2007.    $369       $42     $411
                                            ====       ===     ====

The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. There were no impairments recorded in 2008 or 2007.

Value of Business Acquired

The balance of and changes in VOBA as of and for the years ended December 31, were as follows:

                                                         December 31,
                                                      ------------------
                                                         2008      2007
                                                      ------      ------
                                                         (in millions)
      Balance, beginning of year..................... $1,276      $1,299
      Amortization...................................    10 /(1)/    (20)
      Change in unrealized investment gains (losses).    153          (3)
                                                      ------      ------
      Balance, end of year........................... $1,439      $1,276

          --------
          (1)In 2008, VOBA amortization includes significant unlocking due to the impact of lower estimated gross profit arising from lower interest spreads. This unlocking contributed to the overall negative amortization during the year.

The following table provides estimated future amortization net of tax for the periods indicated:

                                        VOBA
                                    Amortization
                                    -------------
                                    (in millions)
                              2009.      $32
                              2010.       26
                              2011.       29
                              2012.       30
                              2013.       30

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Goodwill, Value of Business Acquired, and Other Intangible Assets - (continued)


Other Intangible Assets

Other intangible asset balances were as follows:

                                    Gross        Accumulated          Net
                               Carrying Amount Net Amortization Carrying Amount
                               --------------- ---------------- ---------------
                                                (in millions)
 December 31, 2008
 Not subject to amortization:
    Brand name................      $ 85               --            $ 85
 Subject to amortization:
    Distribution networks.....       134              (12)            122
                                    ----             ----            ----
 Total........................      $219             $(12)           $207
                                    ====             ====            ====

 December 31, 2007
 Not subject to amortization:
    Brand name................      $ 85               --            $ 85
 Subject to amortization:
    Distribution networks.....       134               (8)            126
                                    ----             ----            ----
 Total........................      $219             $ (8)           $211
                                    ====             ====            ====

Amortization expense (net of tax) for other intangible assets were $2 million for the years ended December 31, 2008, 2007, and 2006. Amortization expense for other intangible assets is expected to be approximately $2 million in 2009, $2 million in 2010, $2 million in 2011, $3 million in 2012, and $3 million in 2013.

Note 12 -- Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as total separate account assets with an equivalent total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company's Consolidated Statements of Income. In 2008 and 2007, there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 12 -- Certain Separate Accounts - (continued)


The following table reflects variable life insurance contracts with guarantees held by the Company:

                                                           December 31,
                                                           -----------------------------
                                                            2008           2007
                                                               ------         ------
                                                           (in millions, except for age)
        Life insurance contracts with guaranteed benefits
           In the event of death..........................
           Account value.................................. $4,572         $6,438
           Net amount at risk related to deposits.........    456             51
           Average attained age of contract holders.......     47             46

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death and income benefits. Guaranteed Minimum Death Benefit ("GMDB") features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary.

The Company sold contracts with Guaranteed Minimum Income Benefit ("GMIB") riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 12 -- Certain Separate Accounts - (continued)


The Company had the following variable annuity contracts with guarantees. Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

                                                                                   December 31,
                                                                                   ------------------------------------------
                                                                                   2008                  2007
                                                                                   ----                  ----
                                                                                   (in millions, except for ages and percents)
Guaranteed Minimum Death Benefit
   Return of net deposits.........................................................
   In the event of death..........................................................
       Account value.............................................................. $118                  $209
       Net amount at risk.........................................................   26                     9
       Average attained age of contract holders...................................   64                    65

   Return of net deposits plus a minimum return...................................
   In the event of death..........................................................
       Account value.............................................................. $ 62                  $112
       Net amount at risk.........................................................   75                    46
       Average attained age of contract holders...................................   66                    67
       Guaranteed minimum return rate.............................................    5%                    5%

   Highest specified anniversary account value minus withdrawals post anniversary.
   In the event of death..........................................................
       Account value.............................................................. $231                  $421
       Net amount at risk.........................................................  113                    31
       Average attained age of contract holders...................................   61                    63

Guaranteed Minimum Income Benefit
       Account value.............................................................. $ 27                  $ 48
       Net amount at risk.........................................................   19                     9
       Average attained age of contract holders...................................   63                    63

Account balances of variable contracts with guarantees invest in various separate accounts with the following characteristics:

                                            December 31,
                                            -------------
                                             2008   2007
                                            ------ ------
                                            (in millions)
                      Type of Fund
                      Domestic Equity...... $2,178 $3,726
                      International Equity.    377    635
                      Balanced.............    617    950
                      Bonds................    829    917
                      Money Market.........    362    281
                                            ------ ------
                         Total............. $4,363 $6,509
                                            ====== ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 12 -- Certain Separate Accounts - (continued)


The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                         Guaranteed Guaranteed
                                          Minimum    Minimum
                                           Death      Income
                                          Benefit    Benefit
                                           (GMDB)     (GMIB)   Total
                                         ---------- ---------- -----
                                                (in millions)
           Balance at January 1, 2008...    $34        $ 1      $35
           Incurred guarantee benefits..     (2)        --       (2)
           Other reserve changes........      5         --        5
                                            ---        ---      ---
           Balance at December 31, 2008.    $37        $ 1      $38
                                            ===        ===      ===

           Balance at January 1, 2007...    $30        $ 1      $31
           Incurred guarantee benefits..      4         --        4
                                            ---        ---      ---
           Balance at December 31, 2007.    $34        $ 1      $35
                                            ===        ===      ===

The GMDB gross reserves were determined in accordance with AICPA Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP
No. 03-1"). The GMIB gross reserve held is equal to the accumulation of fees collected on this rider. This method of approximation is deemed acceptable since only 7% of the business or $27 million of account value has this rider.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2008 and 2007:

    . Data used included 1,000 stochastically generated investment performance scenarios.

    . For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

    . Mean return and volatility assumptions were determined for each of the asset classes noted above.

    . Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

    . Annuity base lapse rates vary by contract type and duration and ranged from 2% to 29%.

    .  The discount rate was 6.5% for SOP No. 03-01 calculations.

Note 13 -- Deferred Policy Acquisition Costs

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

                                                           December 31,
                                                           ------------
                                                           2008   2007
                                                           ----   ----
                                                           (in millions)
         Balance, beginning of year....................... $545   $500
         Capitalization...................................   76     85
         Amortization.....................................  (18)   (39)
         Change in unrealized investment gains and losses.   59     (1)
                                                           ----   ----
         Balance, end of year............................. $662   $545
                                                           ====   ====

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Annuity Account I of
John Hancock Variable Life Insurance Company
December 31, 2008

                   John Hancock Variable Annuity Account I of
                  John Hancock Variable Life Insurance Company

                          Audited Financial Statements

                                December 31, 2008

                                    CONTENTS

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm ...   1
Statement of Assets and Liabilities ..........................................   2
Statement of Operations and Changes in Contract Owners' Equity ...............   6
Notes to Financial Statements ................................................  14

(ERNST & YOUNG LOGO)                                        ERNST & YOUNG LLP
                                                            200 Clarendon Street
                                                            Boston, MA 02116

                                                            Tel: +1 617 266 2000
                                                            Fax: +1 617 266 5843
                                                            www.ey.com

           REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM

To the Contract Owners of
John Hancock Variable Annuity Account I of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account I (the "Account") comprised of the following sub-accounts,

500 Index Fund B Series NAV
Active Bond Series NAV
Blue Chip Series NAV
Bond Index Series NAV
Capital Appreciation Series NAV
Equity Income Series NAV
Financial Services Series NAV
Global Bond Series NAV
High Yield Series NAV
International Equity Index Series NAV
Lifestyle Balanced Series NAV
Mid Cap Stock Series NAV
Mid Cap Value Series NAV
Money Market Series NAV
Optimized All Cap Series NAV
Overseas Equity B Series NAV
Real Estate Securities Series NAV
Short-Term Bond Series NAV
Small Cap Emerging Growth Series NAV
Small Cap Value Series NAV
Total Stock Index Series NAV

as of December 31, 2008, and the related statement of operations and changes in contract owners' equity for the above mentioned sub-accounts and for the Growth & Income Series NAV and Managed Series NAV sub-accounts (the "closed sub-accounts") for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying Portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Variable Annuity Account I at December 31, 2008, and the results of their and the closed sub-accounts' operations and changes in contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

March 31, 2009

                                   A member firm of Ernst & Young Global Limited

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                 Capital
                            500 Index   Active Bond   Blue Chip   Bond Index  Appreciation     Equity
                              Fund B      Series        Series      Series       Series        Income
                            Series NAV      NAV          NAV          NAV          NAV      Series NAV
                           -----------  -----------  -----------  ----------  ------------  -----------
TOTAL ASSETS
Investments at fair value  $ 9,715,384  $15,484,790  $14,907,220  $2,361,279   $5,475,444   $14,248,562
                           ===========  ===========  ===========  ==========   ==========   ===========
NET ASSETS
Contracts in accumulation  $ 9,704,381  $15,461,693  $14,885,183  $2,361,279   $5,473,320   $14,221,425
Contracts in payout
   (annuitization)              11,003       23,097       22,037           -        2,124        27,137
                           -----------  -----------  -----------  ----------   ----------   -----------
Total net assets           $ 9,715,384  $15,484,790  $14,907,220  $2,361,279   $5,475,444   $14,248,562
                           ===========  ===========  ===========  ==========   ==========   ===========
Units outstanding              703,334      848,346      964,939     162,400      695,606       885,187
Unit value                 $     13.81  $     18.25  $     15.45  $    14.54   $     7.87   $     16.10

Shares                         864,358    1,957,622    1,221,903     239,238      873,276     1,434,900
Cost                       $12,859,843  $18,666,385  $19,348,987  $2,386,387   $7,798,248   $22,855,022

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                            Financial  Global Bond  High Yield  International   Lifestyle
                            Services      Series      Series     Equity Index    Balanced   Mid Cap Stock
                           Series NAV      NAV          NAV       Series NAV    Series NAV    Series NAV
                           ----------  -----------  ----------  -------------  -----------  -------------
TOTAL ASSETS
Investments at fair value     $   5     $5,542,334   $614,020     $4,334,862   $49,550,989   $11,177,374
                              =====     ==========   ========     ==========   ===========   ===========
NET ASSETS
Contracts in accumulation     $   5     $5,535,346   $614,020     $4,334,862   $49,347,349   $11,164,505
Contracts in payout
   (annuitization)               --          6,988         --             --       203,640        12,869
                              -----     ----------   --------     ----------   -----------   -----------
Total net assets              $   5     $5,542,334   $614,020     $4,334,862   $49,550,989   $11,177,374
                              =====     ==========   ========     ==========   ===========   ===========
Units outstanding                 1        311,720     75,792        300,121     2,688,295       504,085
Unit value                    $5.00     $    17.78   $   8.10     $    14.44   $     18.43   $     22.17

Shares                            1        384,617    104,782        388,429     5,761,743     1,274,501
Cost                          $   9     $5,853,636   $989,951     $6,617,195   $52,116,801   $17,653,843

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                             Mid Cap      Money      Optimized    Overseas   Real Estate  Short-Term
                             Value B      Market      All Cap     Equity B    Securities     Bond
                           Series NAV   Series NAV   Series NAV  Series NAV   Series NAV  Series NAV
                           ----------  -----------  -----------  ----------  -----------  ----------
TOTAL ASSETS
Investments at fair value  $1,177,016  $13,341,075  $34,967,776  $4,454,278  $ 5,369,068  $3,483,918
                           ==========  ===========  ===========  ==========  ===========  ==========
NET ASSETS
Contracts in accumulation  $1,177,016  $13,317,838  $34,904,772  $4,454,278  $ 5,369,068  $3,481,578
Contracts in payout
   (annuitization)                 --       23,237       63,004          --           --       2,340
                           ----------  -----------  -----------  ----------  -----------  ----------
Total net assets           $1,177,016  $13,341,075  $34,967,776  $4,454,278  $ 5,369,068  $3,483,918
                           ==========  ===========  ===========  ==========  ===========  ==========
Units outstanding              80,660      911,343    2,268,670     431,531      200,687     280,281
Unit value                 $    14.59  $     14.64  $     15.41  $    10.32  $     26.75  $    12.43

Shares                        175,151   13,341,075    4,047,196     601,117      760,491     499,845
Cost                       $2,071,840  $13,341,075  $58,466,206  $6,845,771  $12,930,782  $4,859,465

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                            Small Cap
                             Emerging    Small Cap  Total Stock
                              Growth       Value       Index
                            Series NAV  Series NAV   Series NAV
                           -----------  ----------  -----------
TOTAL ASSETS
Investments at fair value  $ 7,788,868  $2,550,675     $   9
                           ===========  ==========     =====
NET ASSETS
Contracts in accumulation  $ 7,777,198  $2,550,675     $   9
Contracts in payout
   (annuitization)              11,670          --        --
                           -----------  ----------     -----
Total net assets           $ 7,788,868  $2,550,675     $   9
                           ===========  ==========     =====
Units outstanding              791,330     139,476         1
Unit value                 $      9.84  $    18.29     $9.00

Shares                       1,260,335     217,449         1
Cost                       $11,449,453  $4,019,165     $  13

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           500 Index Fund B
                                                Series NAV        Active Bond Series NAV      Blue Chip Series NAV
                                      -------------------------  ------------------------  -------------------------
                                          2008          2007         2008         2007         2008          2007
                                      ------------  -----------  -----------  -----------  ------------  -----------
Income:
   Dividend distributions received    $    296,222  $   674,773  $   989,859  $ 2,157,762  $     89,053  $   278,678
Expenses:
   Mortality and expense risk and
      administrative charges              (216,417)    (336,907)    (280,759)    (366,875)     (350,754)    (504,527)
                                      ------------  -----------  -----------  -----------  ------------  -----------
Net investment income (loss)                79,805      337,866      709,100    1,790,887      (261,701)    (225,849)
                                      ------------  -----------  -----------  -----------  ------------  -----------
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                              97,609           --           --           --       431,631           --
   Net realized gain (loss)               (736,826)    (447,123)    (317,731)     153,243       690,049    1,998,388
                                      ------------  -----------  -----------  -----------  ------------  -----------
Realized gains (losses)                   (639,217)    (447,123)    (317,731)     153,243     1,121,680    1,998,388
                                      ------------  -----------  -----------  -----------  ------------  -----------
Unrealized appreciation
   (depreciation) during the period     (6,178,993)   1,078,878   (2,656,873)  (1,317,539)  (13,373,184)   1,946,177
                                      ------------  -----------  -----------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations       (6,738,405)     969,621   (2,265,504)     626,591   (12,513,205)   3,718,716
                                      ------------  -----------  -----------  -----------  ------------  -----------
Changes from principal transactions:
   Purchase payments                       130,778      188,730      106,848      150,760       219,073      279,578
   Transfers between sub-accounts
      and the company                   (1,260,264)    (832,992)    (569,729)    (865,466)     (729,635)    (292,102)
   Withdrawals                          (2,906,686)  (5,431,473)  (4,186,106)  (5,395,484)   (4,663,109)  (7,281,950)
                                      ------------  -----------  -----------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                         (4,036,172)  (6,075,735)  (4,648,987)  (6,110,190)   (5,173,671)  (7,294,474)
                                      ------------  -----------  -----------  -----------  ------------  -----------
Total increase (decrease) in
   contract owners' equity             (10,774,577)  (5,106,114)  (6,914,491)  (5,483,599)  (17,686,876)  (3,575,758)
Contract owners' equity at beginning
   of period                            20,489,961   25,596,075   22,399,281   27,882,880    32,594,096   36,169,854
                                      ------------  -----------  -----------  -----------  ------------  -----------
Contract owners' equity at end of
   period                             $  9,715,384  $20,489,961  $15,484,790  $22,399,281  $ 14,907,220  $32,594,096
                                      ============  ===========  ===========  ===========  ============  ===========

                                          2008          2007         2008         2007         2008          2007
                                      ------------  -----------  -----------  -----------  ------------  -----------
Units, beginning of period                 917,633    1,190,720    1,076,002    1,364,261     1,191,239    1,462,993
Units issued                                 7,384        7,115       24,142        5,296        10,513       14,366
Units redeemed                             221,683      280,202      251,798      293,555       236,813      286,120
                                      ------------  -----------  -----------  -----------  ------------  -----------
Units, end of period                       703,334      917,633      848,346    1,076,002       964,939    1,191,239
                                      ============  ===========  ===========  ===========  ============  ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                Capital Appreciation
                                       Bond Index Series NAV         Series NAV          Equity Income Series NAV
                                      ----------------------  ------------------------  -------------------------
                                         2008        2007         2008         2007         2008          2007
                                      ----------  ----------  -----------  -----------  ------------  -----------
Income:
   Dividend distributions received    $  123,911  $  244,337  $    40,142  $    41,858  $    504,580  $   957,790
Expenses:
   Mortality and expense risk and
      administrative charges             (35,704)    (35,689)    (118,682)    (164,892)     (317,287)    (480,805)
                                      ----------  ----------  -----------  -----------  ------------  -----------
Net investment income (loss)              88,207     208,648      (78,540)    (123,034)      187,293      476,985
                                      ----------  ----------  -----------  -----------  ------------  -----------
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                                --          --           --       49,524       586,487    3,609,599
   Net realized gain (loss)              (23,369)    (22,085)     (48,220)     169,414      (861,344)   1,119,454
                                      ----------  ----------  -----------  -----------  ------------  -----------
Realized gains (losses)                  (23,369)    (22,085)     (48,220)     218,938      (274,857)   4,729,053
                                      ----------  ----------  -----------  -----------  ------------  -----------
Unrealized appreciation
   (depreciation) during the period       26,298     (55,280)  (3,547,435)   1,005,904    (9,212,683)  (4,413,925)
                                      ----------  ----------  -----------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations         91,136     131,283   (3,674,195)   1,101,808    (9,300,247)     792,113
                                      ----------  ----------  -----------  -----------  ------------  -----------
Changes from principal transactions:
   Purchase payments                      23,890      27,647      103,637      160,768       215,115      234,013
   Transfers between sub-accounts
      and the company                    318,978     (22,308)    (271,215)    (162,432)   (1,406,977)    (349,363)
   Withdrawals                          (378,938)   (522,393)  (1,629,390)  (2,182,591)   (4,319,205)  (6,630,329)
                                      ----------  ----------  -----------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          (36,070)   (517,054)  (1,796,968)  (2,184,255)   (5,511,067)  (6,745,679)
                                      ----------  ----------  -----------  -----------  ------------  -----------
Total increase (decrease) in
   contract owners' equity                55,066    (385,771)  (5,471,163)  (1,082,447)  (14,811,314)  (5,953,566)
Contract owners' equity at beginning
   of period                           2,306,213   2,691,984   10,946,607   12,029,054    29,059,876   35,013,442
                                      ----------  ----------  -----------  -----------  ------------  -----------
Contract owners' equity at end of
   period                             $2,361,279  $2,306,213  $ 5,475,444  $10,946,607  $ 14,248,562  $29,059,876
                                      ==========  ==========  ===========  ===========  ============  ===========

                                         2008        2007         2008         2007         2008          2007
                                      ----------  ----------  -----------  -----------  ------------  -----------
Units, beginning of period               165,332     203,942      860,332    1,040,626     1,139,507    1,398,532
Units issued                              63,524      13,125       10,247       16,734        16,552       30,128
Units redeemed                            66,456      51,735      174,973      197,028       270,872      289,153
                                      ----------  ----------  -----------  -----------  ------------  -----------
Units, end of period                     162,400     165,332      695,606      860,332       885,187    1,139,507
                                      ==========  ==========  ===========  ===========  ============  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                      Financial Services
                                          Series NAV       Global Bond Series NAV   Growth & Income Series NAV
                                      ------------------  ------------------------  --------------------------
                                        2008      2007        2008         2007         2008          2007
                                        ----      ----    -----------  -----------  ------------  ------------
Income:
   Dividend distributions received      $--       $ 2     $    40,824  $   499,880  $    346,608  $  1,594,106
Expenses:
   Mortality and expense risk and
      administrative charges             --        --         (94,815)    (100,395)     (329,149)   (1,350,693)
                                        ---       ---     -----------  -----------  ------------  ------------
Net investment income (loss)             --         2         (53,991)     399,485        17,459       243,413
                                        ---       ---     -----------  -----------  ------------  ------------
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                           --        --              --           --            --     8,210,718
   Net realized gain (loss)              --        --         (29,184)     (53,208)  (11,366,538)     (945,275)
                                        ---       ---     -----------  -----------  ------------  ------------
Realized gains (losses)                  --        --         (29,184)     (53,208)  (11,366,538)    7,265,443
                                        ---       ---     -----------  -----------  ------------  ------------
Unrealized appreciation
   (depreciation) during the period      (5)       (2)       (323,865)     158,256     4,213,488    (4,706,972)
                                        ---       ---     -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations        (5)       --        (407,040)     504,533    (7,135,591)    2,801,884
                                        ---       ---     -----------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                     --        --          34,614       32,954       183,685       584,136
   Transfers between sub-accounts
      and the company                    --        --         654,118     (134,937)  (69,098,327)   (2,781,050)
   Withdrawals                           --        --      (1,214,882)  (1,585,833)   (4,671,764)  (19,838,593)
                                        ---       ---     -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          --        --        (526,150)  (1,687,816)  (73,586,406)  (22,035,507)
                                        ---       ---     -----------  -----------  ------------  ------------
Total increase (decrease) in
   contract owners' equity               (5)       --        (933,190)  (1,183,283)  (80,721,997)  (19,233,623)
Contract owners' equity at beginning
   of period                             10        10       6,475,524    7,658,807    80,721,997    99,955,620
                                        ---       ---     -----------  -----------  ------------  ------------
Contract owners' equity at end of
   period                               $ 5       $10     $ 5,542,334  $ 6,475,524  $         --  $ 80,721,997
                                        ===       ===     ===========  ===========  ============  ============

                                        2008      2007        2008         2007         2008          2007
                                        ----      ----    -----------  -----------  ------------  ------------
Units, beginning of period                1         1         343,237      438,572     2,836,117     3,585,974
Units issued                             --        --          61,384        7,294           681         5,768
Units redeemed                           --        --          92,901      102,629     2,836,798       755,625
                                        ---       ---     -----------  -----------  ------------  ------------
Units, end of period                      1         1         311,720      343,237            --     2,836,117
                                        ===       ===     ===========  ===========  ============  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                         Lifestyle
                                                                International Equity      Balanced
                                       High Yield Series NAV      Index Series NAV       Series NAV
                                      ----------------------  ------------------------  -----------
                                          2008       2007         2008         2007         2008
                                      ----------  ----------  -----------  -----------  -----------
Income:
   Dividend distributions received    $   80,581  $  179,718  $   183,097  $   529,388  $ 2,146,117
Expenses:
   Mortality and expense risk and
      administrative charges             (13,869)    (21,119)    (109,108)    (153,787)    (105,292)
                                      ----------  ----------  -----------  -----------  -----------
Net investment income (loss)              66,712     158,599       73,989      375,601    2,040,825
                                      ----------  ----------  -----------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                                --          --       74,665    1,035,292           --
   Net realized gain (loss)              (52,055)     36,337      191,739      594,252     (140,824)
                                      ----------  ----------  -----------  -----------  -----------
Realized gains (losses)                  (52,055)     36,337      266,404    1,629,544     (140,824)
                                      ----------  ----------  -----------  -----------  -----------
Unrealized appreciation
   (depreciation) during the period     (323,536)   (188,576)  (4,439,444)    (616,084)  (2,565,812)
                                      ----------  ----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations       (308,879)      6,360   (4,099,051)   1,389,061     (665,811)
                                      ----------  ----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                       6,882      13,507       98,559      146,034       38,272
   Transfers between sub-accounts
      and the company                   (126,100)    (62,885)    (782,951)     485,972   51,849,609
   Withdrawals                          (145,665)   (456,579)  (1,342,269)  (2,021,842)  (1,671,081)
                                      ----------  ----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                         (264,883)   (505,957)  (2,026,661)  (1,389,836)  50,216,800
                                      ----------  ----------  -----------  -----------  -----------
Total increase (decrease) in
   contract owners' equity              (573,762)   (499,597)  (6,125,712)        (775)  49,550,989
Contract owners' equity at beginning
   of period                           1,187,782   1,687,379   10,460,574   10,461,349           --
                                      ----------  ----------  -----------  -----------  -----------
Contract owners' equity at end of
   period                             $  614,020  $1,187,782  $ 4,334,862  $10,460,574  $49,550,989
                                      ==========  ==========  ===========  ===========  ===========

                                         2008        2007         2008         2007         2008
                                      ----------  ----------  -----------  -----------  -----------
Units, beginning of period               101,892     144,948      395,968      452,969           --
Units issued                               2,413       5,571       11,340       35,730    2,816,741
Units redeemed                            28,513      48,627      107,187       92,731      128,446
                                      ----------  ----------  -----------  -----------  -----------
Units, end of period                      75,792     101,892      300,121      395,968    2,688,295
                                      ==========  ==========  ===========  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 Mid Cap Value B
                                          Managed Series NAV       Mid Cap Stock Series NAV         Series NAV
                                      --------------------------  -------------------------  -----------------------
                                          2008          2007          2008          2007         2008        2007
                                      ------------  ------------  ------------  -----------  -----------  ----------
Income:
   Dividend distributions received    $    415,139  $  4,981,501  $         --  $     2,190  $    22,155  $   60,352
Expenses:
   Mortality and expense risk and
      administrative charges              (867,029)   (1,390,095)     (267,371)    (366,608)     (27,281)    (41,481)
                                      ------------  ------------  ------------  -----------  -----------  ----------
Net investment income (loss)              (451,890)    3,591,406      (267,371)    (364,418)      (5,126)     18,871
                                      ------------  ------------  ------------  -----------  -----------  ----------
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                             434,101     1,717,798       549,668    6,206,989       43,097     583,870
   Net realized gain (loss)            (19,780,059)   (2,533,450)      114,227    1,687,694     (206,892)    120,665
                                      ------------  ------------  ------------  -----------  -----------  ----------
Realized gains (losses)                (19,345,958)     (815,652)      663,895    7,894,683     (163,795)    704,535
                                      ------------  ------------  ------------  -----------  -----------  ----------
Unrealized appreciation
   (depreciation) during the period      3,475,761    (2,043,701)  (10,331,081)  (2,676,417)    (591,617)   (722,383)
                                      ------------  ------------  ------------  -----------  -----------  ----------
Net increase (decrease) in contract
   owners' equity from operations      (16,322,087)      732,053    (9,934,557)   4,853,848     (760,538)      1,023
                                      ------------  ------------  ------------  -----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                       285,830       512,529       127,627      154,106       15,643      19,100
   Transfers between sub-accounts
   and the company                     (55,648,441)   (3,014,319)     (709,611)      49,504     (136,782)   (145,777)
   Withdrawals                         (11,872,608)  (20,142,683)   (3,011,670)  (5,028,689)    (376,074)   (579,366)
                                      ------------  ------------  ------------  -----------  -----------  ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                        (67,235,219)  (22,644,473)   (3,593,654)  (4,825,079)    (497,213)   (706,043)
                                      ------------  ------------  ------------  -----------  -----------  ----------
Total increase (decrease) in
   contract owners' equity             (83,557,306)  (21,912,420)  (13,528,211)      28,769   (1,257,751)   (705,020)
Contract owners' equity at beginning
   of period                            83,557,306   105,469,726    24,705,585   24,676,816    2,434,767   3,139,787
                                      ------------  ------------  ------------  -----------  -----------  ----------
Contract owners' equity at end of
   period                             $         --  $ 83,557,306  $ 11,177,374  $24,705,585  $ 1,177,016  $2,434,767
                                      ============  ============  ============  ===========  ===========  ==========

                                          2008          2007          2008          2007         2008        2007
                                      ------------  ------------  ------------  -----------  -----------  ----------
Units, beginning of period               3,483,774     4,410,193       617,223      751,427      107,541     137,465
Units issued                                 4,732        19,773        10,444       19,463        7,021       9,755
Units redeemed                           3,488,506       946,192       123,582      153,667       33,902      39,679
                                      ------------  ------------  ------------  -----------  -----------  ----------
Units, end of period                            --     3,483,774       504,085      617,223       80,660     107,541
                                      ============  ============  ============  ===========  ===========  ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                  Optimized
                                                                   All Cap        Overseas Equity B
                                       Money Market Series NAV   Series NAV          Series NAV
                                      ------------------------  ------------  ------------------------
                                          2008         2007         2008          2008         2007
                                      -----------  -----------  ------------  -----------  -----------
Income:
   Dividend distributions received    $   281,665  $   679,694  $    452,551  $   133,561  $   240,561
Expenses:
   Mortality and expense risk and
      administrative charges             (194,374)    (207,779)     (519,283)    (105,400)    (148,352)
                                      -----------  -----------  ------------  -----------  -----------
Net investment income (loss)               87,291      471,915       (66,732)      28,161       92,209
                                      -----------  -----------  ------------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                                 --           --            --      458,149    1,171,803
   Net realized gain (loss)                   647          746    (1,848,624)     141,053      824,280
                                      -----------  -----------  ------------  -----------  -----------
Realized gains (losses)                       647          746    (1,848,624)     599,202    1,996,083
                                      -----------  -----------  ------------  -----------  -----------
Unrealized appreciation
   (depreciation) during the period            --           --   (23,498,429)  (4,390,720)  (1,009,494)
                                      -----------  -----------  ------------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations          87,938      472,661   (25,413,785)  (3,763,357)   1,078,798
                                      -----------  -----------  ------------  -----------  -----------
Changes from principal transactions:
   Purchase payments                      104,146       82,870       273,585       55,553       83,474
   Transfers between sub-accounts
      and the company                   4,953,564    2,703,875    66,738,430     (339,525)      75,792
   Withdrawals                         (5,468,304)  (4,593,048)   (6,630,454)  (1,247,888)  (2,020,403)
                                      -----------  -----------  ------------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          (410,594)  (1,806,303)   60,381,561   (1,531,860)  (1,861,137)
                                      -----------  -----------  ------------  -----------  -----------
Total increase (decrease) in
   contract owners' equity               (322,656)  (1,333,642)   34,967,776   (5,295,217)    (782,339)
Contract owners' equity at beginning
   of period                           13,663,731   14,997,373            --    9,749,495   10,531,834
                                      -----------  -----------  ------------  -----------  -----------
Contract owners' equity at end of
   period                             $13,341,075  $13,663,731  $ 34,967,776  $ 4,454,278  $ 9,749,495
                                      ===========  ===========  ============  ===========  ===========

                                          2008         2007         2008          2008         2007
                                      -----------  -----------  ------------  -----------  -----------
Units, beginning of period                937,372    1,060,424            --      539,308      646,210
Units issued                              382,548      255,677     2,634,212       14,096       20,357
Units redeemed                            408,577      378,729       365,542      121,873      127,259
                                      -----------  -----------  ------------  -----------  -----------
Units, end of period                      911,343      937,372     2,268,670      431,531      539,308
                                      ===========  ===========  ============  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                        Real Estate Securities        Short-Term Bond         Small Cap Emerging
                                             Series NAV                 Series NAV            Growth Series NAV
                                      -------------------------  ------------------------  ------------------------
                                          2008         2007          2008         2007         2008         2007
                                      -----------  ------------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received    $   299,778  $    438,660  $   314,105  $   586,351  $        --  $        --
Expenses:
   Mortality and expense risk and
      administrative charges             (137,923)     (238,689)     (70,196)     (92,016)    (175,111)    (253,562)
                                      -----------  ------------  -----------  -----------  -----------  -----------
Net investment income (loss)              161,855       199,971      243,909      494,335     (175,111)    (253,562)
                                      -----------  ------------  -----------  -----------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                            140,553     8,001,704           --           --      154,378    3,899,159
   Net realized gain (loss)            (3,257,817)     (225,902)    (211,556)     (42,775)     178,405    1,055,231
                                      -----------  ------------  -----------  -----------  -----------  -----------
Realized gains (losses)                (3,117,264)    7,775,802     (211,556)     (42,775)     332,783    4,954,390
                                      -----------  ------------  -----------  -----------  -----------  -----------
Unrealized appreciation
   (depreciation) during the period      (992,604)  (10,515,974)    (996,036)    (337,243)  (6,077,806)  (2,634,119)
                                      -----------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations      (3,948,013)   (2,540,201)    (963,683)     114,317   (5,920,134)   2,066,709
                                      -----------  ------------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                      100,367       144,727       46,885       42,567      136,604      160,986
   Transfers between sub-accounts
      and the company                  (1,088,199)   (2,423,262)    (216,470)    (188,855)    (768,647)     (87,626)
   Withdrawals                         (1,786,599)   (2,306,412)    (985,222)  (1,408,538)  (2,331,458)  (3,388,962)
                                      -----------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                        (2,774,431)   (4,584,947)  (1,154,807)  (1,554,826)  (2,963,501)  (3,315,602)
                                      -----------  ------------  -----------  -----------  -----------  -----------
Total increase (decrease) in
   contract owners' equity             (6,722,444)   (7,125,148)  (2,118,490)  (1,440,509)  (8,883,635)  (1,248,893)
Contract owners' equity at beginning
   of period                           12,091,512    19,216,660    5,602,408    7,042,917   16,672,503   17,921,396
                                      -----------  ------------  -----------  -----------  -----------  -----------
Contract owners' equity at end of
   period                             $ 5,369,068  $ 12,091,512  $ 3,483,918  $ 5,602,408  $ 7,788,868  $16,672,503
                                      ===========  ============  ===========  ===========  ===========  ===========

                                          2008         2007          2008         2007         2008         2007
                                      -----------  ------------  -----------  -----------  -----------  -----------
Units, beginning of period                268,852       351,790      360,053      460,374    1,009,243    1,218,554
Units issued                                9,708         9,006       11,522        7,045       15,562       20,614
Units redeemed                             77,873        91,944       91,294      107,366      233,475      229,925
                                      -----------  ------------  -----------  -----------  -----------  -----------
Units, end of period                      200,687       268,852      280,281      360,053      791,330    1,009,243
                                      ===========  ============  ===========  ===========  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Small Cap Value      Total Stock Index
                                             Series NAV            Series NAV
                                      ------------------------  -----------------
                                          2008         2007         2008  2007
                                      -----------  -----------      ----  ----
Income:
   Dividend distributions received    $    45,415  $    62,136      $--    $ 1
Expenses:
   Mortality and expense risk and
      administrative charges              (55,573)     (95,118)      --     --
                                      -----------  -----------      ---    ---
Net investment income (loss)              (10,158)     (32,982)      --      1
                                      -----------  -----------      ---    ---
Realized gains (losses) on
   investments:
   Capital gain distributions
      received                             13,065    1,162,181       --     --
   Net realized gain (loss)              (597,765)     256,605       --     --
                                      -----------  -----------      ---    ---
Realized gains (losses)                  (584,700)   1,418,786       --     --
                                      -----------  -----------      ---    ---
Unrealized appreciation
   (depreciation) during the period      (562,179)  (1,581,656)      (6)    --
                                      -----------  -----------      ---    ---
Net increase (decrease) in contract
   owners' equity from operations      (1,157,037)    (195,852)      (6)     1
                                      -----------  -----------      ---    ---
Changes from principal transactions:
   Purchase payments                       59,999       76,482       --     --
   Transfers between sub-accounts
      and the company                    (574,804)    (729,435)      --     --
   Withdrawals                           (797,838)  (1,168,591)      --     --
                                      -----------  -----------      ---    ---
Net increase (decrease) in contract
   owners' equity from principal
   transactions                        (1,312,643)  (1,821,544)      --     --
                                      -----------  -----------      ---    ---
Total increase (decrease) in
   contract owners' equity             (2,469,680)  (2,017,396)      (6)     1
Contract owners' equity at beginning
   of period                            5,020,355    7,037,751       15     14
                                      -----------  -----------      ---    ---
Contract owners' equity at end of
   period                             $ 2,550,675  $ 5,020,355      $ 9    $15
                                      ===========  ===========      ===    ===

                                          2008         2007         2008  2007
                                      -----------  -----------      ----  ----
Units, beginning of period                200,055      268,357        1      1
Units issued                                9,918       16,176       --     --
Units redeemed                             70,497       84,478       --     --
                                      -----------  -----------      ---    ---
Units, end of period                      139,476      200,055        1      1
                                      ===========  ===========      ===    ===

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

1. ORGANIZATION

John Hancock Variable Annuity Account I (the "Account") is a separate investment account of John Hancock Variable Life Insurance Company (the "Company"), a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("John Hancock"). John Hancock, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. The Account was formed to fund variable annuity contracts issued by the Company. Currently, the Account funds the Independence Preferred, Independence 2000, Marketplace Variable Annuity, and Variable Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended (the "Act"), and currently consists of twenty-one sub-accounts which are invested exclusively in shares of a corresponding Portfolio of the John Hancock Trust (the "Trust").

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer three classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II and Series NAV, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II and Series NAV shares of the Trust differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets. At December 31, 2008, the sub-accounts had only issued Series NAV units and were only invested in Series NAV shares of the Trust.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Sub-accounts closed or opened in 2008 are as follows:

SUB-ACCOUNTS CLOSED              2008
-----------------------------   ------
Growth & Income Series NAV      Apr 25
Managed Series NAV              Nov 7

SUB-ACCOUNTS OPENED              2008
-----------------------------   ------
Optimized All Cap Series NAV    Apr 25
Lifestyle Balanced Series NAV   Nov 7

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes.

EXPENSES

The Company assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at various annual rates, ranging from .65% to 1.5%, depending on the type of contract, of net assets of the sub-account. The Company makes certain other deductions from contract owner payments for premium taxes, rider fees, surrender fees, and annual contract fees, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2008.

3. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company adopted SFAS 157, "Fair Value Measurements" (SFAS 157), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following SFAS 157 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date. For sub-accounts which invest in shares of other investment trusts, fair value is typically the net asset value ("NAV") of the corresponding portfolio of the registered investment trust.

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

- Level 3 - Fair value measurements using significant non market observable inputs.

All of the Account's sub-accounts' investments in a portfolio of the Trust are valued at Level 1.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments from the Portfolios of the Trust during 2008 were as follows:

                                                          Details of Investments
                                                         -----------------------
Sub-account                                               Purchases      Sales
------------------------------------------------------   ----------   ----------
500 Index Fund B Series NAV                                 522,627    4,381,385
Active Bond Series NAV                                    1,428,217    5,368,105
Blue Chip Series NAV                                        707,937    5,711,281
Bond Index Series NAV                                     1,015,691      963,553
Capital Appreciation Series NAV                             139,575    2,015,052
Equity Income Series NAV                                  1,419,580    6,156,867
Financial Services Series NAV                                    --           --
Global Bond Series NAV                                    1,240,221    1,819,974
Growth & Income Series NAV                                  364,399   73,933,345
High Yield Series NAV                                       103,464      301,636
International Equity Index Series NAV                       499,535    2,377,540
Lifestyle Balanced Series NAV                            54,536,440    2,278,815
Managed Series NAV                                          927,081   68,179,744
Mid Cap Stock Series NAV                                    859,309    4,170,665
Mid Cap Value B Series NAV                                  208,906      668,149
Money Market Series NAV                                   5,821,067    6,144,384
Optimized All Cap Series NAV                             68,607,567    8,292,325
Overseas Equity B Series NAV                                802,441    1,847,992
Real Estate Securities Series NAV                           821,982    3,294,006
Short-Term Bond Series NAV                                  477,363    1,388,261
Small Cap Emerging Growth Series NAV                        351,234    3,335,468
Small Cap Value Series NAV                                  279,402    1,589,137
Total Stock Index Series NAV                                     --           --

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                    AT DECEMBER 31,                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                       -----------------------------------------  -----------------------------------------------
                                                                                  EXPENSE RATIO  INVESTMENT
                                        UNITS    UNIT FAIR VALUE                     HIGHEST       INCOME    TOTAL RETURN HIGHEST
           SUB-ACCOUNT           YEAR  (000S)   HIGHEST TO LOWEST  ASSETS (000S)    TO LOWEST*     RATIO**       TO LOWEST***
           -----------           ----  ------   -----------------  -------------  -------------  ----------  --------------------
500 Index Fund B Series NAV      2008     703    $13.78 to $ 7.31    $ 9,715      1.50% to 0.65%    2.00%    (37.60)% to (38.13)%
                                 2007     918     22.27 to  11.71     20,490       1.50 to 0.65     2.89         4.57 to 3.69
                                 2006   1,191     21.71 to  11.20     25,596       1.50 to 0.65     1.19        14.82 to 13.84
                                 2005   1,534     19.05 to   9.75     28,984       1.50 to 0.65     0.50         3.97 to 3.09
                                 2004   1,838     18.30 to   9.38     33,596       1.50 to 0.65     1.78         9.98 to 9.05

Active Bond Series NAV           2008     848     16.72 to  12.10     15,485       1.50 to 0.65     5.16%     (11.06) to (11.81)
                                 2007   1,076     18.96 to  13.61     22,399       1.50 to 0.65     8.57         3.36 to 2.49
                                 2006   1,364     25.19 to  13.16     27,883       1.50 to 0.65     2.93         3.87 to 2.99
                                 2005   1,810     24.44 to  12.67     35,912       1.50 to 0.65     1.37         1.88 to 1.02
                                 2004   2,283     17.78 to  12.44     44,366       1.50 to 0.65     3.36         4.07 to 3.19

Blue Chip Series NAV             2008     965     13.72 to   8.25     14,907       1.50 to 0.65     0.37      (42.89) to (43.38)
                                 2007   1,191     24.23 to  14.44     32,594       1.50 to 0.65     0.81        12.09 to 11.14
                                 2006   1,463     33.23 to  12.88     36,170       1.50 to 0.65     0.26         8.88 to 7.95
                                 2005   1,832     30.75 to  11.83     42,038       1.50 to 0.65     0.00        13.06 to 12.41

Bond Index Series NAV            2008     162     15.21 to  14.47      2,361       1.50 to 1.00     5.04         4.74 to 4.22
                                 2007     165     14.53 to  13.88      2,306       1.50 to 1.00     9.91         6.07 to 5.54
                                 2006     204     13.70 to  13.15      2,692       1.50 to 1.00     3.74         3.03 to 2.52
                                 2005     283     13.29 to  12.83      3,647       1.50 to 1.00     1.71         1.38 to 0.87
                                 2004     385     13.11 to  12.72      4,917       1.50 to 1.00     4.51         3.01 to 2.50

Capital Appreciation Series NAV  2008     696      7.82 to   3.77      5,475       1.50 to 0.65     0.49      (37.64) to (38.17)
                                 2007     860     12.65 to   6.05     10,947       1.50 to 0.65     0.37        10.97 to 10.04
                                 2006   1,041     13.36 to   5.45     12,029       1.50 to 0.65     0.00         1.23 to 0.65

Equity Income Series NAV         2008     885     16.05 to   9.83     14,249       1.50 to 0.65     2.33      (36.35) to (36.89)
                                 2007   1,140     25.43 to  15.45     29,060       1.50 to 0.65     2.89         2.72 to 1.86
                                 2006   1,399     25.24 to  15.04     35,013       1.50 to 0.65     1.61        18.28 to 17.28
                                 2005   1,805     21.50 to  12.72     38,531       1.50 to 0.65     0.00         6.39 to 5.78

Financial Services Series NAV    2008      --(a)             6.05         --(b)            0.65     1.09                 (44.99)
                                 2007      --(a)               11         --(b)            0.65     1.42                  (7.34)
                                 2006      --(a)            11.87         --(b)            0.65     0.00                  22.36
                                 2005      --(a)              9.7         --(b)    0.65 to 0.00     0.00                  14.44

Global Bond Series NAV           2008     312     17.68 to  14.49      5,542       1.50 to 0.65     0.63       (5.04) to (5.84)
                                 2007     343     18.78 to  15.26      6,476       1.50 to 0.65     7.23         8.90 to 7.98
                                 2006     439     17.58 to  14.01      7,659       1.50 to 0.65     0.00         4.59 to 3.71
                                 2005     584     16.93 to  13.40      9,836       1.50 to 0.65     0.00       (6.38) to (6.91)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES (CONTINUED)

                                                    AT DECEMBER 31,                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                       -----------------------------------------  -----------------------------------------------
                                                                                  EXPENSE RATIO  INVESTMENT
                                        UNITS    UNIT FAIR VALUE                     HIGHEST       INCOME    TOTAL RETURN HIGHEST
          SUB-ACCOUNT            YEAR  (000S)   HIGHEST TO LOWEST  ASSETS (000S)    TO LOWEST*     RATIO**       TO LOWEST***
          -----------            ----  ------   -----------------  -------------  -------------  ----------  --------------------
Growth & Income Series NAV       2008       0    $23.67 to $15.32     $      0    1.50% to 1.00%    0.50%      (8.65)% to (8.80)%
                                 2007   2,836     25.95 to  16.77       80,722    1.50  to 1.00     1.73          3.04 to 2.53
                                 2006   3,586     37.27 to  16.28       99,956    1.50  to 1.00     0.56         11.60 to 11.05
                                 2005   4,474     33.53 to  14.58      112,437    1.50  to 1.00     0.18          7.90 to 7.36
                                 2004   5,407     21.23 to  13.52      126,257    1.50  to 1.00     1.08          9.85 to 9.31

High Yield Series NAV            2008      76      9.43 to   8.06          614    1.50  to 0.65     8.44       (29.94) to (30.53)
                                 2007     102     13.46 to  11.60        1,188    1.50  to 0.65    12.23          0.98 to 0.13
                                 2006     145     13.33 to  11.59        1,687    1.50  to 0.65     6.72          9.75 to 8.82
                                 2005     186     12.15 to  10.65        1,993    1.50  to 0.65     0.00          6.14 to 5.53

International Equity Index
   Series NAV                    2008     300     13.65 to   8.85        4,335    1.50  to 0.65     2.47       (44.75) to (45.21)
                                 2007     396     24.92 to  16.01       10,461    1.50  to 0.65     5.01         15.07 to 14.10
                                 2006     453     26.62 to  13.91       10,461    1.50  to 0.65     0.83         26.29 to 25.22
                                 2005     506     21.24 to  11.02        9,266    1.50  to 0.65     1.23         18.51 to 15.10
                                 2004     553     15.15 to  13.53        8,772    1.50  to 1.00     2.24         19.05 to 18.46

Lifestyle Balanced Series NAV    2008   2,688     16.78 to  12.86       49,551    1.50  to 1.00     4.42        (1.00) to (1.08)

Managed Series NAV               2008       0     16.97 to  12.99            0    1.50  to 1.00     0.60       (21.89) to (22.22)
                                 2007   3,484     21.81 to  16.63       83,557    1.50  to 1.00     5.24          0.95 to 0.45
                                 2006   4,410     30.37 to  16.48      105,470    1.50  to 1.00     1.56          6.41 to 5.88
                                 2005   5,637     28.65 to  15.49      127,876    1.50  to 1.00     0.62          1.69 to 1.18
                                 2004   6,906     20.27 to  15.23      154,574    1.50  to 1.00     1.87          7.11 to 6.57

Mid Cap Stock Series NAV         2008     504     22.17 to  12.21       11,177    1.50  to 0.65     0.00       (44.12) to (44.59)
                                 2007     617     40.02 to  21.85       24,706    1.50  to 0.65     0.01         22.79 to 21.76
                                 2006     751     33.22 to  17.80       24,677    1.50  to 0.65     0.00         12.92 to 11.97
                                 2005     870     29.64 to  15.76       25,506    1.50  to 0.65     0.00         26.67 to 25.95

Mid Cap Value B Series NAV       2008      81     14.48 to  12.12        1,177    1.50  to 0.65     1.16       (35.10) to (35.65)
                                 2007     108     22.50 to  18.68        2,435    1.50  to 0.65     2.08        (0.14) to (0.98)
                                 2006     137     23.66 to  18.70        3,140    1.50  to 0.65     0.32         19.57 to 18.55
                                 2005     159     19.85 to  15.64        3,070    1.50  to 0.65     0.05          6.69 to 5.79
                                 2004     188     18.12 to  14.66        3,368    1.50  to 0.65     0.34         17.97 to 16.97

Money Market Series NAV          2008     911     13.91 to  11.79       13,341    1.50  to 0.65     2.11          1.45 to 0.59
                                 2007     937     13.83 to  11.62       13,664    1.50  to 0.65     4.73          4.16 to 3.28
                                 2006   1,060     15.55 to  11.15       14,997    1.50  to 0.65     4.59          4.03 to 3.15
                                 2005   1,295     15.06 to  10.72       17,710    1.50  to 0.65     2.86          2.30 to 1.43
                                 2004   1,816     12.80 to  10.48       24,429    1.50  to 0.65     1.04          0.43 to (0.42)

Optimized All Cap Series NAV     2008   2,269     14.12 to   9.17       34,968    1.50  to 1.00     0.88       (40.13) to (40.33)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES (CONTINUED)

                                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                    AT DECEMBER 31,               -----------------------------------------------
                                       -----------------------------------------  EXPENSE RATIO  INVESTMENT
                                        UNITS    UNIT FAIR VALUE                     HIGHEST       INCOME    TOTAL RETURN HIGHEST
          SUB-ACCOUNT            YEAR  (000S)   HIGHEST TO LOWEST  ASSETS (000S)    TO LOWEST*     RATIO**       TO LOWEST***
          -----------            ----  ------   -----------------  -------------  -------------  ----------  --------------------
Overseas Equity B Series NAV     2008     432    $10.27 to $ 8.34    $ 4,454      1.50% to 0.65%    1.85%    (42.42)% to (42.91)%
                                 2007     539     17.99 to  14.48      9,749      1.50  to 0.65     2.34        11.80 to 10.86
                                 2006     646     16.40 to  12.95     10,532      1.50  to 0.65     0.92        18.99 to 17.98
                                 2005     791     13.89 to  10.89     10,919      1.50  to 0.65     0.54        17.64 to 16.65
                                 2004     959     11.79 to   9.25     11,324      1.50  to 0.65     0.49        10.30 to 9.37

Real Estate Securities Series
   NAV                           2008     201     25.07 to  18.33      5,369      1.50  to 1.00     3.22      (40.00) to (40.30)
                                 2007     269     41.99 to  30.55     12,092      1.50  to 1.00     2.70      (16.40) to (16.81)
                                 2006     352     74.65 to  36.54     19,217      1.50  to 1.00     1.86        36.79 to 36.11
                                 2005     428     54.79 to  26.71     17,129      1.50  to 1.00     0.00        13.08 to 12.70

Short-Term Bond Series NAV       2008     280     12.39 to  10.05      3,484      1.50  to 0.65     6.55      (19.45) to (20.13)
                                 2007     360     15.51 to  12.48      5,602      1.50  to 0.65     9.27         2.58 to 1.72
                                 2006     460     15.41 to  12.16      7,043      1.50  to 0.65     3.58         3.87 to 2.99
                                 2005     605     14.95 to  11.71      8,993      1.50  to 0.65     1.63         1.51 to 0.65
                                 2004     777     14.71 to  11.54     11,403      1.50  to 0.65     2.96         0.77 to (0.09)

Small Cap Emerging Growth
   Series NAV                    2008     791      9.79 to   9.72      7,789      1.50  to 0.65     0.00      (39.94) to (40.45)
                                 2007   1,009     16.44 to  16.18     16,673      1.50  to 0.65     0.00        13.25 to 12.29
                                 2006   1,219     14.80 to  14.29     17,921      1.50  to 0.65     0.00        12.74 to 11.78
                                 2005   1,507     13.23 to  12.67     19,823      1.50  to 0.65     0.00        16.58 to 15.60
                                 2004   1,873     11.33 to  10.87     21,293      1.50  to 0.65     0.00         8.74 to 7.82

Small Cap Value Series NAV       2008     139     18.21 to  16.85      2,551      1.50  to 0.65     1.19      (26.55) to (27.17)
                                 2007     200     25.00 to  22.95      5,020      1.50  to 0.65     0.95       (3.55) to (4.36)
                                 2006     268     26.32 to  23.79      7,038      1.50  to 0.65     0.11        18.54 to 17.54
                                 2005     354     22.37 to  20.07      7,900      1.50  to 0.65     0.16         8.50 to 7.58
                                 2004     394     20.66 to  18.48      8,154       1.5  to 0.65     0.87        24.55 to 23.50

Total Stock Index Series NAV     2008      --(a)             9.53         --(b)            0.65     1.72                 (37.56)
                                 2007      --(a)            15.26         --(b)            0.65     2.30                   4.51
                                 2006      --(a)             14.6         --(b)            0.65     0.00                  14.58
                                 2005      --(a)            12.74         --(b)            0.65     0.00                  10.66

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES (CONTINUED)

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub- account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a.) Units not greater than 500 units.

(b.) Assets not greater than $500.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)    FINANCIAL STATEMENTS.

(1) Financial Statements of the Depositor, John Hancock Variable Life Insurance Company. [FILED HEREWITH]

(2) Financial Statements of the Registrant, John Hancock Variable Annuity Account I. [FILED HEREWITH]

(B)    EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account I, dated June 15, 1994, incorporated by reference to Registration Statement File
       No. 333-16949, filed on Form N-4 EL on November 27, 1996.

2.     Not Applicable.


3. (a) Master Distribution and Servicing Agreement by and among John Hancock Distributors (formerly known as Manulife Securities Services LLC), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and their respective existing and future Separate Accounts, incorporated by reference to Post-Effective Amendment No. 10 to File No. 333-42378, filed on Form N-6 on April 30, 2007.



   (b) General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement, File No. 333-16949, filed on Form N-4 on April 3, 2009.


4. Form of periodic payment deferred annuity contract, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

5. Form of annuity contract application, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

6. (a) John Hancock Variable Life Insurance Company Certificate of Incorporation, incorporated by reference to Post-Effective Amendment No. 2 to File No. 033-79108, filed on Form S-6 on January 11, 1996.

   (b) John Hancock Variable Life Insurance Company's By-Laws, as amended and restated May 19, 2006, incorporated by reference to Post Effective Amendment No. 15 to this Registration Statement, File No. 033-82648, filed on May 1, 2007.

7.     Not Applicable.


8. Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:



  (a)(i) CSC Customer Agreement dated June 30, 2004 - Incorporated by reference to Exhibit (b)(8)(a)(i) to post-effective amendment no. 3 to Form N-4 333-143073, filed April 1, 2009.



     (ii) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC -- Incorporated by reference to Exhibit
          (8)(a)(ii) to post effective amendment no. 3 to Form N-4, file number 333-143073, filed April 1, 2009.

    (b)(i) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. - Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.



       (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.



       (iii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.


9. Opinion and Consent of Counsel incorporated by reference to the Registrant's Registration Statement filed with the Commission on August 10, 1994.


10.   Consent of Independent Registered Public Account Firm. [FILED HEREWITH]



11. All financial statements omitted from Item 23, Financial Statements--Not Applicable.



12. Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.



13. Powers of attorney for James R. Boyle, Jonathan Chiel, John D. DesPrez III, Scott S. Hartz, Hugh McHaffie, and Lynne Patterson, incorporated by reference to Post-Effective Amendment No. 16 to this Registration Statement, File No. 033-82648, filed on April 28, 2008.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR as of March 12, 2009.



NAME AND PRINCIPAL BUSINESS
         ADDRESS                       POSITION WITH DEPOSITOR
-------------------------------------- ------------------------------------------------------
John D. DesPrez III                    Chairman
James R. Boyle                         Director and President
Jonathan Chiel                         Director and Vice President
Scott S. Hartz                         Director, Executive Vice President and
                                       Chief Investment Officer-US Investments
Hugh McHaffie                          Director and Senior Vice President
Lynne Patterson                        Director, Vice President and Chief Financial Officer
Emanuel Alves                          Vice President, Counsel and Corporate Secretary
Zahir Bhanji                           Assistant Vice President and Illustration Actuary
Stephen J. Blewitt                     Vice President - Investment
George H. Braun                        Vice President - Investment
Marc Costantini                        Executive Vice President
Willma H. Davis                        Vice President -  Investment
Peter de Vries                         Vice President
Steven Finch                           Executive Vice President
Philip W. Freiberger                   Vice President - Investment
Richard Harris                         Vice President and Appointed Actuary
Marianne Harrison                      Executive Vice President
E. Kendall Hines, Jr.                  Vice President - Investment
James Hoodlet                          Vice President
Naveed Irshad                          Vice President
Cynthia Lacasse                        Vice President
Peter Levitt                           Senior Vice President and Treasurer
Nathaniel Margolis                     Vice President
Katherine MacMillan                    Executive Vice President
William McPadden                       Vice President - Investment
Mark Newton                            Vice President
Jacques Ouimet                         Vice President
Phillip J. Peters                      Vice President - Investment
Krishna Ramdial                        Vice President, Treasury
Steven Mark Ray                        Vice President - Investment
Timothy A. Roseen                      Vice President - Investment
Alan R. Seghezzi                       Senior Vice President
Warren A. Thomson                      Vice President
Brooks Tingle                          Vice President
Jeffery Whitehead                      Vice President and Controller



The principal business address of each director and officer of John Hancock Variable Life Insurance Company is the Company's principal business address of 601 Congress Street, Boston, Massachusetts 02210

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of John Hancock Variable Life Insurance Company ("JHVLICO" or the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, JHVLICO and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

ITEM 27.  NUMBER OF CONTRACT OWNERS


Outstanding, as of JANUARY 30, 2009, were 6,847 qualified and 5,700 non-qualified contracts of the series offered hereby.


ITEM 28.  INDEMNIFICATION

         Article X of the By-Laws of John Hancock Variable Life Insurance Company, amended and restated on May 19, 2006, provides as follows:


         The corporation shall, except as hereinafter provided and subject to limitations of the law, indemnify each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or officer of the corporation. Such loss, liability and expense shall include, but not be limited to, judgments, fines, court costs, reasonable attorneys' fees and the cost of reasonable settlements. Such indemnification shall not cover (a) loss, liability or expense imposed or incurred in connection with any item or matter as to which such director or officer shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation or (b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the corporation by vote of the board of directors at a meeting in which no director participates against whom any suit, proceeding or claim on the same or similar grounds is then pending or threatened, or in the event no such vote can be taken, unless, in the opinion of independent counsel selected by or in a manner determined by the board of directors, there is no reasonable ground not to approve such settlement as being in the best interests of the corporation. As part of such action, suit or proceeding or claim in advance of the final disposition thereof upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification hereunder. The foregoing rights of indemnification shall be in addition to any rights to which any director, former director, officer, or former officer, heirs or legal representatives may otherwise be lawfully entitled.

         Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2008

FOR EXTERNAL USE

                                                       ______________________
                                                      |                      |
                                                      |  Manulife Financial  |
                                                      | Corporation (Canada) |
                                                      |______________________|
                                                                 |
                                                                 |
                                                                 |_______________________________________________________________
                                                                 |                                                               |
                                                       __________|___________                                                    |
                                                      |                      |                                                   |
                                                      |   The Manufacturers  |                                                   |
                                                      |    Life Insurance    |                                                   |
                                                      |   Company (Canada)   |                                                   |
                                                      |______________________|                                                   |
                                                               |                                                                 |
                                                               |                                                                 |
 ______________________________________________________________|______________________________________________                   |
|                |                  |                 |         .        |                 |                  |                  |
|                |                  |                 |         .98.25%  |                 |                  |                  |
|   __________   |   ____________   |   ___________   |   ______._____   |   ___________   |   ____________   |   ___________    |
|  |          |  |  |            |  |  |           |  |  |            |  |  |           |  |  |            |  |  |           |   |
|  |    NAL   |  |  |     MFC    |  |  | Berkshire |  |  |  Manulife  |  |  |  Manulife |  |  | MFC Global |  |  |    MLI    |   |
|  | Resources|  |  |   Global   |  |  | Insurance |  |  |  Insurance |  |__|  Holdings |  |__|    Fund    |  |__| Resources |   |
|__|Management|  |__| Investment |  |__| Services  |  |  | (Thailand) |     | (Bermuda) |     | Management |     |    Inc.   |   |
|  |  Limited |  |  | Management |  |  |   Inc.    |  |  |   Public   |   __|   Limited |     |  (Europe)  |     | (Alberta) |   |
|  | (Canada) |  |  |  (U.S.A.)  |  |  | (Ontario) |  |  |   Company  |  |  | (Bermuda) |     |   Limited  |     |___________|   |
|  |__________|  |  |   Limited  |  |  |___________|  |  |   Limited  |  |  |___________|     |  (England) |           |         |
|                |  |  (Canada)  |  |        |        |  | (Thailand) |  |                    |____________|           |         |
|                |  |____________|  |        |        |  |____________|  |                           |                 |         |
|                |                  |        |        |         |        |                           |                 |         |
|                |                  |        |        |         |99.9999%|                           |                 |99.91%   |
|   __________   |   ___________    |   _____|_____   |   ______|_____   |   _____________     ______|_____       _____|_____    |
|  |          |  |  |           |   |  |           |  |  |            |  |  |             |   |            |     |           |   |
|  | Manulife |  |  |  Manulife |   |  |    JH     |  |  |  Manulife  |  |  |Manufacturers|   | MFC Global |     | Manulife  |   |
|  |  Bank of |  |  |  Holdings |   |  |Investments|  |  |   Asset    |  |__|P&C Limited  |   | Investment |     |   Life    |   |
|__|  Canada  |  |__| (Alberta) |   |  |(Delaware) |  |  | Management |  |  | (Barbados)  |   | Management |     | Insurance |   |
|  | (Canada) |     |  Limited  |   |  |    LLC    |  |  | (Thailand) |  |  |_____________|   |  (Europe)  |     |  Company  |   |
|  |__________|     | (Alberta) |   |  |(Delaware) |  |  |  Company   |  |                    |  Limited   |     |  (Japan)  |   |
|                   |___________|   |  |___________|  |  |  Limited   |  |                    | (England)  |     |___________|   |
|                         |         |                 |  | (Thailand) |  |                    |____________|           |         |
|                         |         |                 |  |____________|  |                                             |         |
|                         |         |                 |                  |                                             |         |
|   ___________      _____|_____    |   __________    |   ___________    |   _____________                       ______|_____    |
|  |           |    |           |   |  |          |   |  |           |   |  |             |                     |            |   |
|  |  Manulife |    |  Manulife |   |  | Manulife |   |  | Manulife  |   |  |Manufacturers|                     | MFC Global |   |
|  |  Canada   |    |  Holdings |   |  |Securities|   |__| (Vietnam) |   |__|    Life     |                     | Investment |   |
|__|   Ltd.    |    | (Delaware)|   |__|Investment|   |  |  Limited  |   |  | Reinsurance |                     | Management |   |
|  | (Canada)  |    |     LLC   |   |  | Services |   |  | (Vietnam) |   |  |   Limited   |                     |  (Japan)   |   |
|  |___________|    | (Delaware)|   |  |   Inc.   |   |  |___________|   |  | (Barbados)  |                     |  Limited   |   |
|                   |___________|   |  | (Canada) |   |        |         |  |_____________|                     |  (Japan)   |   |
|                         |         |  |__________|   |        |         |                                      |____________|   |
|                         |         |                 |        |         |                                                       |
|                         |         |                 |        |         |                                                       |
|   ___________      _____|_______  |   ____________  |   _____|______   |   ______________                                      |
|  |           |    |             | |  |            | |  |            |  |  |              |                                     |
|  |   First   |    |     The     | |  |  Manulife  | |  |  Manulife  |  |  |   Manulife   |                                     |
|  |   North   |    |Manufacturers| |__| Securities | |  |   Vietnam  |  |  |International |                                     |
|__|  American |    |  Investment | |  |Incorporated| |  |    Fund    |  |__|   Holdings   |                                     |
|  | Insurance |    | Corporation | |  | (Ontario)  | |  | Management |     |    Limited   |                                     |
|  |  Company  |    |  (Michigan) | |  |____________| |  |   Company  |     |  (Bermuda)   |                                     |
|  |  (Canada) |    |_____________| |                 |  |   Limited  |     |______________|                                     |
|  |___________|           |        |                 |  |  (Vietnam) |            |                                             |
|                  ________|        |                 |  |____________|            |__________________                           |
|                 |        |        |                 |                            |                  |                          |
|   ___________   |  ______|______  |   ____________  |   ____________       ______|________    ______|______                    |
|  |           |  | |             | |  |            | |  |            |     |               |  |             |                   |
|  |    FNA    |  | |   Manulife  | |  |     EIS    | |  |  Manulife  |     |   Manulife    |  |   Manulife  |                   |
|__| Financial |  | | Reinsurance | |__|  Services  | |__|(Singapore) |     |(International)|  |    Asset    |                   |
   |    Inc.   |  | |    Limited  |    | (Bermuda)  | |  | Pte. Ltd.  |     |    Limited    |  |  Management |                   |
   |  (Canada) |  | |  (Bermuda)  |    |   Limited  | |  |(Singapore) |     |   (Bermuda)   |  |    (Asia)   |                   |
   |___________|  | |_____________|    | (Bermuda)  | |  |____________|     |_______________|  |   Limited   |                   |
         |        |                    |____________| |                            |           |  (Barbados) |                   |
         |        |                                   |                            |           |_____________|                   |
         |        |                                   |                            |51%               |                          |
    _____|_____   |  ____________       ____________  |   ____________       ______|____        ______|_____                     |
   |           |  | |            |     |            | |  |            |     |           |      |            |                    |
   |  Elliott  |  | |    John    |     |    PT      | |  |   Manulife |     |  Manulife |      |   Manulife |                    |
   |   & Page  |  | |   Hancock  |     |  Asuransi  | |  |    Asset   |     | -Sinochem |      |    Asset   |                    |
   |  Limited  |  | |    Life    |     |    Jiwa    |95% | Management |     |    Life   |      | Management |                    |
   | (Ontario) |  |_|  Insurance |     |  Manulife  |____| (Singapore)|     | Insurance |      |(Hong Kong) |                    |
   |___________|    |  Company   |     |  Indonesia | |  |     Pte.   |     |  Co. Ltd. |      |   Limited  |                    |
                    |  (U.S.A.)  |     |     (1)    | |  |     Ltd.   |     |  (China)  |      |(Hong Kong) |                    |
                    | (Michigan) |     | (Indonesia)| |  | (Singapore)|     |___________|      |____________|                    |
                    |____________|     |____________| |  |____________|                               |                          |
          ________________|________          .        |                                               |                          |
         |                |57%     |         .        |                                               |                          |
    _____|______     _____|______  |    _____.______  |   ______________                        ______|______                    |
   |            |   |            | |   |            | |  |              |                      |             |                   |
   |    John    |   |    John    | |   |     PT     | |  |      The     |                      |  Manulife   |                   |
   |  Hancock   |   |  Hancock   | |   |  Manulife  | |  | Manufacturers|                      |    Asset    |                   |
   |Distributors|   | Investment | |   |    Aset    | |__|      Life    |                      |  Management |                   |
   |    LLC     |   | Management | |   | Manajemen  |    | Insurance Co.|                      |(Taiwan) Co.,|                   |
   | (Delaware) |   | Services,  | |   |  Indonesia |    |(Phils.), Inc.|                      |    Ltd.     |                   |
   |____________|   |   LLC(2)   | |   |(Indonesia) |    | (Philippines)|                      |  (Taiwan)   |                   |
                    | (Delaware) | |   |____________|    |______________|                      |_____________|                   |
                    |____________| |                                                                                             |
                       (arrow)     |                                                                                             |
                          |38%     |                                                                                             |
                     _____|_____   |                                                                                             |
                    |           |  |                                                                                             |
                    |    John   |  |                                                                                             |
                    |  Hancock  |  |                                                                                             |
                    |    Life   |  |                                                                                             |
                    | Insurance |__|                                                                                             |
                    |   Company |                                                                                                |
                    |   of New  |                                                                                                |
                    |    York   |                                                                                                |
                    | (New York)|                                                                                                |
                    |___________|                                                                                                |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                         ________________________________________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    | John Hancock Holdings (Delaware) LLC(2) |
                                    |               (Delaware)                |
                                    |_________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    |  John Hancock Financial Services, Inc.  |
                                    |                (Delaware)               |
                                    |_________________________________________|
                                                        |
                                                        |
                                          ______________|___________________________________________
                                _________|_______           ________|________             __________|__________
                               |                 |         |                 |           |                     |
                               |   John Hancock  |         |   John Hancock  |           |     John Hancock    |
                               |  Life Insurance |         |  International  |           | International, Inc. |
                               |     Company     |         |  Holdings, Inc. |           |   (Massachusetts)   |
                               | (Massachusetts) |         | (Massachusetts) |           |_____________________|
                               |_________________|         |_________________|                      |
             ____________________________|             ................ 45.76%                      | 50%
   _________|_________          _________|________     .    __________._________          __________|________
  |                   |        |                  |    .   |                    |        |                   |
  |    John Hancock   |        |    John Hancock  |    .   | Manulife Insurance |        |    John Hancock   |
  |   Variable Life   |     ___| Subsidiaries LLC |    .   |       Berhad       |        |    Tianan Life    |
  | Insurance Company |    |   |     (Delaware)   |    .   |     (Malaysia)     |        | Insurance Company |
  |  (Massachusetts)  |    |   |__________________|    .   |____________________|        |      (China)      |
  |___________________|    |                           .                                 |___________________|
                           |                           .
                           |    ___________________    .    ____________________
                           |   |                   |   .   |                    |
                           |   |    John Hancock   |   .   |   Manulife Asset   |
                           |___| Financial Network,|   ....|     Management     |
                           |   |        Inc.       |       | (Malaysia) Sdn Bhd |
                           |   |   (Massachusetts) | 45.76%|     (Malaysia)     |
                           |   |___________________|       |____________________|
                           |        _____________
                           |       |             |
                           |       |    Hancock  |
                           |       |    Natural  |
                           |_______|   Resource  |
                           |       |    Group,   |
                           |       |     Inc.    |
                           |       |  (Delaware) |
                           |       |_____________|
                           |
                           |        _____________
                           |       |             |
                           |       | Declaration |
                           |_______| Management &|
                           |       | Research LLC|
                           |       |  (Delaware) |
                           |       |_____________|
                           |        _____________
                           |       |             |
                           |       | The Berkeley|
                           |_______|  Financial  |
                                   |  Group LLC  |
                                   |(Delaware)(2)|
                                   |______.______|
                                          .
                                    ______.______
                                   |             |
                                   | John Hancock|
                                   |  Funds LLC  |
                                   |  (Delaware) |
                                   |_____________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 25, 2008

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(2) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                   CAPACITY IN WHICH ACTING
-------------------------------------------------------------------------    ----------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H              Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A              Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N              Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I              Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L              Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M              Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A           Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B           Principal Underwriter
John Hancock Variable Annuity Account H                                      Principal Underwriter
John Hancock Variable Annuity Account U                                      Principal Underwriter
John Hancock Variable Annuity Account V                                      Principal Underwriter
John Hancock Variable Life Account UV                                        Principal Underwriter
John Hancock Variable Annuity Account I                                      Principal Underwriter
John Hancock Variable Annuity Account JF                                     Principal Underwriter
John Hancock Variable Life Account S                                         Principal Underwriter
John Hancock Variable Life Account U                                         Principal Underwriter
John Hancock Variable Life Account V                                         Principal Underwriter


(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng*, Barry Evans****, Steve Finch**, Lynne Patterson***, Christopher M. Walker*, and Karen Walsh***) who have authority to act on behalf of JHD LLC.



*     Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5



**    Principal business office is 197 Clarendon Street, Boston, MA 02116



***   Principal business office is 601 Congress Street, Boston, MA 02210



****  Principal business office is 101 Huntington Street, Boston, MA 02199


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 601 Congress Street, Boston MA 02210.

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS


(a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940



      John Hancock Variable Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended



      Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.



(c)   Undertakings Pursuant to Item 32 of Form N-4



      (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;




      (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and



      (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this thirtieth day of April 2009.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
(Registrant)

By:      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
         (Depositor)

By:      /s/ John D. DesPrez III
         -------------------------------------------------
         John D. DesPrez III
         Chairman

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

By:      /s/ John D. DesPrez III
         --------------------------------------------------
         John D. DesPrez III
         Chairman

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this thirtieth day of April 2009.

Signature                                                    Title
---------------------------------------------   -----------------------------------------
/s/ James R. Boyle                              Director and President
---------------------------------------------   (Principal Executive Officer)
James R. Boyle

/s/ Lynne Patterson                             Director, VP and Chief Financial Officer
---------------------------------------------   (Principal Financial Officer)
Lynne Patterson

/s/ Jeffery Whitehead                           Vice President and Controller
---------------------------------------------   (Principal Accounting Officer)
Jeffery Whitehead

         *                                      Chairman
--------------------------------------------
John D. DesPrez III

         *                                      Director
---------------------------------------------
Jonathan Chiel

         *                                      Director
---------------------------------------------
Scott Hartz

         *                                      Director
---------------------------------------------
Hugh McHaffie

*/s/ Thomas J. Loftus                           Senior Counsel - Annuities
---------------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

Exhibits
---------------
Item 24. (B) 10   Consent of Independent Registered Public Accounting Firm.